Registration File No. 333-065957

811-9075

As filed with the Securities and Exchange Commission on April 27, 2006

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C., 20549

FORM N-6

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933	☒

POST-EFFECTIVE AMENDMENT NO. 11	☒

ON FORM N-6 TO REGISTRATION STATEMENT
ON FORM S-6

AND

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 12	☒

(CHECK APPROPRIATE BOX OR BOXES.)

LLAC VARIABLE ACCOUNT

(EXACT NAME OF REGISTRANT)

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

(NAME OF DEPOSITOR)

175 BERKELEY ST.

BOSTON, MASSACHUSETTS 02117

(ADDRESS OF DEPOSITOR’S PRINCIPAL EXECUTIVE OFFICES)

DEPOSITOR’S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 357-9500

STEPHEN M. BATZA

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

175 BERKELEY ST.

BOSTON, MASSACHUSETTS 02117

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Copies to:
JOAN E. BOROS, ESQ.	WILLIAM J. O’CONNELL, ESQ.
GENERAL COUNSEL AND
JORDEN BURT, LLP	ASSISTANT SECRETARY
1025 THOMAS JEFFERSON ST., N.W.	LIBERTY LIFE ASSURANCE COMPANY
WASHINGTON, D.C. 20007-5201	OF BOSTON
175 BERKELEY ST.
BOSTON, MASSACHUSETTS 02117

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

It is proposed that this filing will become effective (check appropriate box)

☐    Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒    On May 1, 2006 pursuant to paragraph (b) of Rule 485.

☐    60 days after filing pursuant to paragraph (a) of Rule 485.

☐    On May 1, 2006 pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:

Variable portion of modified single payment variable life insurance contracts.

MODIFIED SINGLE PAYMENT

Modified Single Payment
Variable Life Insurance Contracts
(Variable Life Insurance Contracts in South Carolina)
(Single Life and Survivorship)
issued by

Liberty Life Assurance Company of Boston
in connection with its
LLAC Variable Account
175 Berkeley Street, P.O. Box 140
Boston, Massachusetts 02117-0140

Service Center
100 Liberty Way
Dover, New Hampshire 03820
1-800-451-7065 Ext. 36203

This prospectus describes Modified Single Payment Variable Life Insurance Contracts, known as Variable Life Insurance Contracts in South Carolina, (the “Contract” or “Contracts” ) offered by Liberty Life Assurance Company of Boston (“we” or “Liberty Life”) for prospective insured persons who meet our Age and underwriting standards. The Contracts are designed to provide life insurance benefits for the Insured (“Single Life Contract”) or for two Insureds (“Survivorship Contracts”) and investment opportunities for long-term financial objectives. The Contracts are not designed for short-term trading strategies involving frequent transfers of Contract values. This prospectus provides information that a prospective owner should know before investing in the Contracts. Please read this prospectus carefully and retain it for future reference.

The Contracts currently offer twenty-seven investment options, each of which is a Sub-Account of LLAC Variable Account of Liberty Life (the “Variable Account”) and invests in a series (a “Portfolio”) of the following investment companies:

AIM Variable Insurance Funds
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Insurance Trust I
The Dreyfus Corporation
Franklin Templeton Variable Insurance Products Trust
MFS®Variable Insurance Trust

Please refer to the table starting on page 13 for a complete listing of the Portfolios in which the Sub-Accounts invest. Not all of the Sub-Accounts may be available under your Contract. This prospectus is valid only if accompanied by the current prospectuses for the Portfolios. If any of those Prospectuses are missing or outdated, please call or write to us at our service center at the telephone number or address listed above and we will send a replacement or current version.

The Owner (“you”) also can allocate all or a part of your Contract’s value to the Fixed Account, which credits a specified rate of interest.

No claim is made that this variable life insurance contract is in any way similar or comparable to a systematic investment plan of a mutual fund.

In certain states the Contracts may be offered as group contracts with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the context specifies otherwise. The Contracts may not be available in all states.

It may not be advantageous for you to purchase variable life insurance to replace your existing insurance coverage or if you already own a variable life insurance contract.

The Contracts and the investments in the Portfolios are not insured by the FDIC or any other Federal Government agency, not deposits of, or guaranteed or endorsed by any bank or its subsidiaries, and involve investment risk, including the possible loss of value.

Neither the Securities and Exchange Commission nor any State Securities Commission Has Approved or Disapproved of these Securities or Passed upon the Adequacy or Accuracy of this Prospectus. Any Representation to the Contrary is a Criminal Offense.

The Date of this Prospectus is May 1, 2006

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. Liberty Life does not authorize any information or representation regarding the offering described in this prospectus other than as contained in this prospectus.

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SUMMARY OF BENEFITS, RISKS & CHARACTERISTICS OF THE CONTRACTS

The following is a summary of the benefits, risks and characteristics of the Contracts. It is only a summary. Additional information on the Contracts’ benefits, risks and characteristics can be found in the later sections of this prospectus. Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 47 of this prospectus.

Description and Benefits of the Contracts

Issuance and Underwriting. We will issue a Contract on the life of a prospective Insured or, in the case of a Survivorship Contract, two prospective Insureds who meet our Age and underwriting standards.

Death Benefit. The primary benefit of your Contract is life insurance coverage. Under a Single Life Contract, while the Contract is in force, a Death Benefit will be paid to the Beneficiary when the Insured dies. Under a Survivorship Contract, while the Contract is in force, a Death Benefit will be paid upon the death of the second Insured. You or your Beneficiary may choose to receive the Death Benefit in a lump sum or under one of our proceeds options.

Guaranteed Death Benefit. During defined periods of the Contract, your Contract will not terminate, regardless of changes in its Account Value, as long as there are no loans outstanding.

Account Value. Your Contract has an Account Value. Your Account Value will vary with the performance of the Sub-Accounts, the amount of interest credited to the Fixed Account and Payments made, partial withdrawals and charges assessed. The Contract provides you with the opportunity to take advantage of any increase in your Account Value due to positive investment performance of the Sub-Accounts, but you also bear the risk of any decrease due to negative investment performance. We do not guarantee a minimum Account Value.

Multiple Investment Options. The Contract currently offers a choice of 27 Sub-Accounts to invest in within the Variable Account. We also have arranged to make available five Asset Allocation Models, which provide generalized patterns on how to allocate the Account Value among the Sub-Accounts in a manner that is consistent with various investment objectives and risk tolerances.

Fixed Account. In addition to the above-mentioned Sub-Accounts, you may also allocate all or part of your Account Value to the Fixed Account. Amounts allocated to the Fixed Account are guaranteed by Liberty Life Assurance Company of Boston and earn interest daily.

Transfers. Within limitations, you may transfer your Account Value among the Sub-Accounts and the Fixed Account. We also offer two automated transfer programs: Dollar Cost Averaging and Asset Rebalancing. While we currently waive the transfer fee, we reserve the right to charge a transfer fee of up to $ 25 per transfer in certain circumstances.

Right to Return Period. You have a limited period of time after your Contract has been issued during which you can cancel the Contract and receive a refund. You generally may cancel the Contract by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. We will refund your Payment or Account Value, as provided by state law.

Surrenders and Partial Withdrawals. You may surrender your Contract at any time and we will pay you its Surrender Value. After the first Contract Year, you may also withdraw a part of the Surrender Value. A partial withdrawal reduces the Account Value and the Death Benefit of the Contracts and does not need to be paid back. We may deduct a withdrawal charge and/or a withdrawal fee at the time of surrender or partial withdrawal. Surrenders and partial withdrawals may have adverse tax consequences, as explained below in “Adverse Tax Consequences.”

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Loans. You may borrow up to 90% of the Surrender Value of your Contract as a Contract loan. The Contract secures the loan. Taking a loan may suspend the Guaranteed Death Benefit and may have adverse tax consequences as explained below in “Adverse Tax Consequences.” We will deduct any outstanding loan balance and unpaid loan interest we charge on Contract loans from any Death Benefit proceeds. Loans and/or accrued loan interest may be repaid while the Contract is in force.

Assignment. You may assign the Contract as collateral for a loan or other obligation. Collateral assignment of the Contract may have adverse tax consequences, as explained below in “Adverse Tax Consequences.”

Tax Benefits. Under current tax law, you are not taxed on the Contract’s earnings until you withdraw Account Value from your Contract.

Risks of the Contracts

Investment Performance. Account Value allocated to the Sub-Accounts may decline in value or may not perform to your expectations. You bear the investment risk of any Account Value invested in the Sub-Accounts.

Suitability. Variable life insurance is designed for long-term financial objectives. It is not suitable as a vehicle for short-term savings due to the Withdrawal Charge applicable to the Contract in the early years, which could exceed the Account Value. You should not purchase the Contract if you will need the Account Value in a short period of time.

Adverse Tax Consequences. Under current tax law, the Contract is a modified endowment contract (“MEC”) for Federal income tax purposes, except in certain circumstances. Loans or partial withdrawals from your Contract, or collateral assignments of your Contract, will be included in gross income on an income first basis. Also, if you receive these distributions before you have attained Age 59 1/2, you may be subject to a 10% penalty tax on the amount distributed.

Existing tax laws which benefit this Contract may change at any time.

Risk of Lapse. Your Contract could terminate if the Surrender Value becomes too low to support the Contract’s monthly charges and you do not have a Guaranteed Death Benefit. Before the Contract terminates, you will have a Grace Period during which you will be notified in writing that your coverage may terminate unless you make an additional Payment.

Limitations on Access to Cash Value. Partial withdrawals are not available in the first Contract Year and are subject to minimums and maximums. We may not allow a partial withdrawal if it would reduce the Account Value to less than $10,000. The minimum partial withdrawal is $250. A partial withdrawal request resulting in less than $500 of remaining Surrender Value may be treated as a request for surrender and terminate your Contract. A withdrawal fee may be deducted from surrenders and partial withdrawals. During the first seven Contract Years surrenders and partial withdrawals may be subject to a withdrawal charge.

Limitations on Transfers among the Sub-Accounts and the Fixed Account. We impose limits and restrictions on the number, timing, and processing requirements of transfer requests. While we currently are not charging a transfer fee, the Contract provides for a transfer fee of up to $25 per transfer in certain circumstances. To discourage frequent transfers of Account Value, we will impose restrictions on transfers in certain circumstances. We also impose special restrictions on Contracts using strategies involving frequent transfers of Account Value, whether by an individual or a third party authorized to initiate transfer requests on your behalf. Special limitations apply to transfers involving the Fixed Account. We reserve the right to modify or terminate the waiver of transfer fees or impose additional limitations on transfer privileges at any time.

Impact of Loans. Taking a loan from your Contract may increase the risk that your Contract will lapse. Outstanding loans will reduce the Death Benefit proceeds and may have adverse tax consequences. Also, if your Contract lapses with an outstanding loan, adverse tax consequences can result.

Portfolio Company Risks

Each Sub-Account invests in shares of one of the Portfolios. We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to the Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which the Sub-Accounts invest. You bear the investment risk that the Portfolios possibly will not meet their objectives.

A comprehensive discussion of the risks of each Portfolio may be found in the Portfolio’s prospectus. Please refer to the Portfolios’ prospectuses for more information. If you do not have a prospectus for a Portfolio, please contact us at the address or number provided on the front cover of this prospectus and we will send you a copy.

Characteristics of the Contracts

The following chart describes the principal characteristics of the Contracts. This summary also is designed to provide you a reference guide to the additional information in this prospectus.

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TABLES OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Transaction Fees

This table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer your Account Value between investment options.

Charge	When Charge is Deducted	Amount Deducted

Withdrawal Charge(1)	When you surrender or take a partial withdrawal during the first seven Contract Years

Maximum Charge		9.75% of initial Payment

Partial Withdrawal Fee	When you take a partial withdrawal from the Contract	The lesser of $25 or 2% of the amount withdrawn(2)

Transfer Fee	Each transfer after the first 12 in each Contract Year	$25 per transfer(3)

Accelerated Death Benefit Fee	When you receive an Accelerated Death Benefit	$100 processing fee(4)

Annual Statement Fee	When you request an additional annual statement	Up to $25(5)

(1)  This charge applies only upon withdrawals of the initial Payment. It does not apply to withdrawals of any additional Payments paid under the Contract. The withdrawal charge declines to zero percent after the seventh Contract Year. The withdrawal charge on Contracts issued in all jurisdictions except Maryland is assessed at the following rates:

Contract	Withdrawal
Year	Charge

1	9.75%
2	9.50%
3	9.25%
4	7.50%
5	7.25%
6	5.00%
7	4.75%
8+	0%

See “Charges and Deductions” beginning on page 35 for additional details and for the schedule of withdrawal charges applicable to Contracts issued in Maryland.

Except in South Carolina, we will not charge any withdrawal charge in any Contract Year on that portion of your withdrawals equal to the greater of: (a) ten percent of the Account Value, less any prior partial withdrawals not subject to charges plus any preferred loans since the most recent Contract Anniversary; or (b) earnings not previously withdrawn. For this purpose, “earnings” equal the Account Value, minus the total Payments paid under the Contract, minus all outstanding preferred loans, minus any interest that has accrued on Indebtedness since the previous Contract Anniversary, plus all prior withdrawals other than withdrawals of earnings.

(2)  This fee applies to each partial withdrawal after the first in each Contract Year.

(3)  We currently waive the transfer fee on all transfers. We reserve the right in the future to charge the transfer fee on all transfers after the first 12 transfers in a Contract Year, as described above.

(4)  You may request an Accelerated Death Benefit only once. See “Death Benefit—Accelerated Death Benefit Provisions” on page 29.

(5)  We currently waive the charge for providing additional statements. We will tell you the current charge, if one is imposed, before we send you the requested statement.

Periodic Charges Other than Portfolio Operating Expenses

This table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. The cost of insurance charges shown in the table may not be representative of the charges that you would pay. Periodic charges are deducted from the Account Value and the Sub-Accounts. For more information about the cost of insurance charge that would apply to your Contract, please contact us at the address or telephone number shown on the first page of this prospectus or contact your representative.

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Charge	When Charge Is Deducted	Amount Deducted

Cost of Insurance(1):	Monthly

Minimum and Maximum Charge		Guaranteed: Minimum: $0.01 per $1,000 of net amount at risk Maximum: $82.50 per $1,000 of net amount at risk

Current: Minimum: 0.15% annually of the Contract’s Account Value Maximum: $2.70% annually of the Contract’s Account Value

Charge for a Female, Age 65, standard non-tobacco rating class, Single Life Contract		Guaranteed: $1.19 per $1,000 of net amount at risk Current: 0.45% annually of the Contract’s Account Value

Charge for a Male, Age 65 and Female, Age 65, both non-tobacco rating class, Survivorship Contract		Guaranteed: $0.0264 per $1,000 of net amount at risk Current: 0.15% annually of the Contract’s Account Value

Contract Fee	Annually	$30.00(2)

Separate Account Expense Charge	Daily	1.65% annually of daily net assets in the Variable Account(3)

Mortality and Expense Risk, State Premium Taxes and Other Taxes, and a Portion of Our Administrative Expenses

Fixed Account Expense Charge	Monthly	0.48% annually of the average monthly Account Value in the Fixed Account (0.04% per month)(4)

Federal Income Tax Charge	Daily	Currently none(5)

Net Loan Interest Rate	Accrues daily on loan balances	Standard loan: 2%(6)

(1)  Current cost of insurance charge is equal to the lower of: (i) the product of the current asset-based cost of insurance rate times the Account Value on the Monthly Date; and (ii) the product of the applicable guaranteed cost of insurance rate times the net amount at risk. The current asset-based rate for Single Life Contracts for the Standard (NT) rate class is 0.45% annually of the Account Value. The current asset-based rate for Survivorship Contracts where both Insureds are in the Standard (NT) rate class is 0.15% annually of the Account Value. The asset-based cost of insurance rate differs depending on Contract type, rating class, and history of tobacco use of the Insured(s). The asset-based cost of insurance rate currently does not vary based on Age. The asset-based rates that we set will reflect our expectations as to mortality experience under the Contracts and other relevant factors, such that the aggregate actual cost of insurance charges paid under the Contracts will compensate us for our aggregate mortality risks under the Contracts. We reserve the right to change the asset-based rate used in the current cost of insurance formula provided that at no time will your cost of insurance charge exceed the amount determined using the guaranteed cost of insurance tables in your Contract. The guaranteed cost of insurance rates are based on Age, sex, rating class, and history of tobacco use of the Insured, or of both Insureds for a Survivorship Contract. In general, the guaranteed cost of insurance charges will increase as the Insured ages. The representative guaranteed cost of insurance charges shown in the Table may not be representative of the charges you would pay. For more information about the guaranteed cost of insurance charges that would apply to your Contract please contact us at the address or telephone number shown on the First page of this prospectus or contact your representative. The net amount at risk is determined by subtracting the Account Value from the Death benefit divided by 1.0028709. The Standard (NT) rate class is our best rate class for Insureds who have not used tobacco of any kind within the past 24 months.

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(2)  The Contract fee is deducted annually on the Contract Anniversary. If you surrender your Contract during a Contract Year, we will deduct the Contract fee from your surrender proceeds. We currently waive the Contract fee on Contracts with an Account Value of at least $50,000.

(3)  Deducted each Valuation Period in an amount equal to 1/365 of the annual rate shown, multiplied by the Account Value in the Variable Account on the relevant Valuation Day, multiplied by the number of days in the relevant Valuation Period.

(4)  Deducted monthly in an amount equal to 1/12 of the annual rate shown, multiplied by the Account Value in the Fixed Account on the relevant Monthly Date.

(5)  We currently do not assess a charge for federal income taxes that may be attributable to the operations of the Variable Account. We reserve the right to do so in the future if federal tax laws change so that a tax is imposed on the Variable Account. See “Charges and Deductions—Separate Account Expense Charge” beginning on page 32.

(6)  The Net Loan Interest Rate represents the difference between the amount of interest we charge you for a loan and the amount of interest we credit to the Account Value held in the Loan Account to secure the loan. This charge does not apply to preferred loans. See “Loans—Interest” on page 38.

Annual Portfolio Operating Expenses

The minimum and maximum total operating expenses charged by the Portfolio companies that you may pay periodically during the time you own the Contract are listed below. Additional detail concerning each Portfolio’s fees and expenses is contained in the table following the summary below and in the prospectus for each Portfolio.

	Minimum		Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses), without waivers or expense reimbursements(1)	0.27%	-	1.12%

(1)  The figures shown in the table above are not subject to any fee reduction or expense reimbursement arrangement. However, the advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios’ expenses in order to keep the Portfolios’ expenses below specified limits. Certain of these arrangements are contractually required to remain in effect at least through April 30, 2007. Other arrangements are voluntary and may be terminated at any time. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio’s prospectus and in the footnotes following the Portfolio Expenses table that follows.

Portfolio Expenses*
(As a percentage of average daily net assets)

Portfolio	Total Fund Management Fees		12b-1 Fees	Other Expenses		Total Annual Fund Expenses

AIM Variable Insurance Funds (Series I Shares)
AIM V.I. Capital Appreciation Fund	0.61%		none	0.29%		0.90	%(1)(2)
AIM V.I. Government Securities Fund	0.47%		none	0.41	%(3)	0.88	%(1)
AIM V.I. International Growth Fund	0.73%		none	0.38%		1.11	%(1)
AIM V.I. Technology Fund	0.75%		none	0.37%		1.12	%(1)

Columbia Funds Variable Insurance Trust (Class A Shares)(4)
Columbia Asset Allocation Fund, VS(4)	0.60	%(5)	none	0.19	%(6)(7)	0.79	%(7)
Columbia Large Cap Growth Fund, VS	0.65	%(8)	none	0.13	%(6)	0.78%
Columbia Large Cap Value Fund, VS(4)	0.77%		none	0.10	%(6)(9)	0.87	%(9)
Columbia Money Market Fund, VS(4)	0.50	%(10)	none	0.10	%(6)(11)	0.60	%(11)
Columbia Small Cap Value Fund, VS(4)	0.80%		none	0.10	%(6)	0.90%
Columbia Strategic Income Fund, VS(4)	0.60%		none	0.18	%(6)	0.78%

Columbia Funds Variable Insurance Trust 1 (Class A Shares)(11)
Columbia High Yield Fund, VS(12)	0.78	%(13)	none	0.14%		0.92	%(14)

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The Dreyfus Corporation (Initial Shares)
Dreyfus Stock Index Fund	0.25%		none		0.02%		0.27%
Dreyfus VIF Appreciation Portfolio	0.75%		none		0.05%		0.80%
Dreyfus Socially Responsible Growth Fund, Inc.	0.75%		none		0.06%		0.81%
Dreyfus IP Technology Growth Portfolio	0.75%		none		0.06%		0.81%
Dreyfus IP Emerging Leaders Portfolio	0.90%		none		0.13%		1.03	%(15)

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
Franklin Growth and Income Securities Fund	0.48	%(16)	0.25	%(17)	0.03%		0.76%
Franklin Large Cap Growth Securities Fund	0.73	%(16)	0.25	%(17)	0.03%		1.01%
Franklin Strategic Income Securities Fund	0.39%		0.25%		0.27%		0.91%
Templeton Growth Securities Fund	0.75	%(16)	0.25	%(17)	0.07%		1.07%
Franklin Money Market Fund - Class 2	0.62	%(16)	0.25	%(17)	0.08%		0.95%

MFS® Variable Insurance Trust (Initial Class Shares)
MFS VIT Emerging Growth Series	0.75%		none		0.13%		0.88	%(18)
MFS VIT Research Series	0.75%		none		0.18%		0.93	%(18)
MFS VIT Utilities Series	0.75%		none		0.15%		0.90	%(18)
MFS VIT Investors Trust Series	0.75%		none		0.13%		0.88	%(18)
MFS VIT Capital Opportunities Series	0.75%		none		0.23	%(19)	0.98	%(18)
MFS VIT High Income Series	0.75%		none		0.15	%(19)	0.90	%(18)

*  All Trust and Portfolio expenses are based on 2005 expenses and exclude any applicable fee waivers or expense reimbursements. There is no guarantee that actual expenses will be the same as the figures given above.

(1)  The Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets for the AIM V.I. Capital Appreciation Fund, the AIM V.I. International Growth Fund and the AIM V.I. Technology Fund and to 0.73% for the AIM V.I. Government Securities Fund. In determining the adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause Total Annual Fund Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.

(2)  As a result of a reorganization of another Fund into the AIM V.I. Capital Appreciation Fund, which will occur on or about May 1, 2006, the Fund’s Total Annual Fund Expenses have been restated to reflect such reorganization.

(3)  Other Expenses includes interest expense of 0.11%.

(4)  As a result of re-branding, reorganizations and/or mergers, the following changes are effective May 1, 2006: (a) the former Liberty Variable Investment Trust has been reorganized into SteinRoe Variable Investment Trust, which is renamed Columbia Funds Variable Insurance Trust, and (b) the following variable series funds offered through the trust have been renamed: Liberty Asset Allocation Fund, Variable Series is renamed Columbia Asset Allocation Fund, Variables Series; Liberty Growth & Income Fund, Variable Series is renamed Columbia Large Cap Value Fund, Variable Series; Liberty Money Market Fund, Variable Series is renamed Columbia Money Market Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series is renamed Columbia Small Cap Value Fund, Variable Series; Colonial Strategic Income Fund, Variable Series is renamed Columbia Strategic Income Fund, Variable Series.

(5)  The Fund pays a management fee of 0.45% and an administration fee of 0.15%.

(6)  Other Expenses have been restated to reflect contractual changes to the transfer agency fees and pricing and bookkeeping fees for the Fund effective November 1, 2005.

(7)  The Fund’s adviser has voluntarily agreed to waive fees and reimburse the fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.75%. If this waiver and reimbursement were reflected in the table, Other Expenses for Class A shares would be 0.15% and Total Annual Fund Expenses for Class A shares would be 0.75%. This arrangement may be modified or terminated by the adviser at any time.

(8)  The Fund pays a management fee of 0.50% and an administration fee of 0.15%.

(9)  The Fund’s adviser has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that the total annual fund operating expense (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary

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expenses, if any) will not exceed 0.80%. If this waiver and reimbursement were reflected in the table, the other expenses for Class A shares would be 0.03% and the Total Annual Fund Expenses for Class A shares would be 0.80%. This arrangement may be modified or terminated by the adviser at any time.

(10)  The Fund pays a management fee of 0.35% and an administration fee of 0.15%.

(11) The Fund’s adviser has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that the total annual fund operating expense (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.45%. If this waiver and reimbursement were reflected in the table, the management fee for Class A shares would be 0.45%, Other Expenses for Class A shares would be 0.00% and the Total Annual Fund Expenses for Class A shares would be 0.45%. This arrangement may be modified or terminated by the adviser at any time.

(12) As a result of re-branding, reorganizations and/or mergers, the following changes are effective May 1, 2006: (a) Nations Separate Account Trust is renamed the Columbia Funds Variable Insurance Trust I, and (b) Nations High Yield Bond Portfolio has acquired the former Columbia High Yield Fund, Variable Series, and is now named Columbia High Yield Fund, Variable Series.

(13) The Fund pays an investment advisory fee of 0.55% of the Fund’s average daily assets and an administration fee of 0.23% of its average daily assets.

(14) Expenses are based on amounts incurred during the Fund’s most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.  The Fund’s investment advisor has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual Fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any), do not exceed 0.60% annually through April 30, 2007.  The figure shown here is before waivers and/or reimbursements.  There is no guarantee that these waivers and/or limitations will continue after April 30, 2007.

(15) The Dreyfus Corporation has agreed, until December 31, 2006, to waive receipt of its fees and/or assume the expenses of the portfolio so that the portfolio expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.50%.

(16)  The Fund administration fee is paid indirectly through the management fee.

(17) While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s Board of Trustees has set the current rate at 0.25% per year.

(18)  Each series has an expense offset arrangement that reduces the series’ custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements that reduced or recaptured series’ expenses. Any such fee reductions are not reflected in the above table. Had these fee reductions been taken into account, Total Annual Fund Expenses would be lower.

(19)  MFS has contractually agreed to bear the series’ expenses such that Other Expenses (determined without giving effect to the expense reduction arrangements described in Footnote 14), do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series’ investing activities. This written fee arrangement will continue until at least April 30, 2007.

DESCRIPTION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT

Liberty Life Assurance Company of Boston. Liberty Life Assurance Company of Boston was incorporated on September 17, 1963 as a stock life insurance company. Its executive and administrative offices are located at 175 Berkeley Street, Boston, Massachusetts 02117.

Liberty Life writes individual life insurance, group life, disability insurance and individual and group annuity contracts. Some of these contracts are eligible to receive dividends and some are not. The variable life insurance contracts described in this prospectus are not eligible for dividends. Liberty Life is licensed to do business in all states, in the District of Columbia, and in Canada. We intend to market the Contracts everywhere in the United States where we conduct life insurance business.

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With a long-standing commitment to professional standards of conduct in the advertising and sale of life insurance products and services, Liberty Life is an accredited member of the Insurance Marketplace Standards Association (“IMSA”).

Liberty Life is an indirect wholly-owned subsidiary of Liberty Mutual Holding Company Inc, which also owns Liberty Mutual Insurance Company (“Liberty Mutual”), a multi-line insurance company. Liberty Life is a subsidiary of Liberty Mutual.

Liberty Life is obligated to pay all amounts promised to Contract Owners under the Contracts. Pursuant to a guarantee agreement effective February 3, 1998 and as amended on March 3, 2006, Liberty Mutual unconditionally guarantees to us on behalf of and for the benefit of Liberty Life and owners of life insurance contracts and annuity contracts issued by Liberty Life that Liberty Mutual will, on demand, make funds available to us for the timely payment of contractual obligations under any insurance policy or annuity contract issued by us. Liberty Mutual’s commitment under the guarantee agreement supports our general account obligations, including our Fixed Account obligations under the Contracts and our obligation to pay death benefits in excess of the Account Values of the Contracts. While the guarantee agreement provides us with financial backing from Liberty Mutual, it does not create a direct contractual relationship between Liberty Mutual and you. Liberty Mutual may terminate this guarantee on notice to Liberty Life.

Variable Account. LLAC Variable Account was originally established on July 10, 1998 as a segregated asset account of Liberty Life under the laws of the Commonwealth of Massachusetts. The Variable Account meets the definition of a “separate account” under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management of the Variable Account or Liberty Life.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Account Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Liberty Life.

The Variable Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. Values allocated to the Variable Account will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. In the future, we may use the Variable Account to fund other variable life insurance contracts. We will account separately for each type of variable life insurance contract funded by the Variable Account.

Safekeeping of the Variable Account’s Assets. We hold the assets of the Variable Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

The Investment and Fixed Account Options

Variable Account Investments. Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is a separate investment series of an open end management investment company registered under the 1940 Act. We briefly describe the Portfolios below and provide additional information, including a summary of each Portfolio’s fees and expenses, and information about name changes, reorganizations and/or mergers involving the Portfolios since the last prospectus with the effective dates, in the “Portfolio Expenses” table beginning on page 9. You should read the current prospectuses for the Portfolios for more strategies, and the investment risks associated with the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the income, gains, and losses of one Portfolio have no effect on the investment performance of any other Portfolio.

Following is a table listing the Portfolios in which each Sub-Account invests, information on each Portfolio’s investment adviser and sub-adviser if applicable, as well as the investment objective of the Portfolio.

More detailed information concerning the Portfolios and their investment objectives, strategies, policies, risks and expenses is contained in each portfolio’s prospectuses. A copy of each underlying Portfolio’s prospectus accompanies this prospectus.

Portfolios in Which the Variable Account Invests	Investment Adviser (and Sub-Adviser, if Applicable)	Investment Objective

AIM Variable Insurance Funds (Series I Shares)

AIM V.I. Capital Appreciation Fund	ADVISER: A I M Advisors Inc.	Growth of capital.

AIM V.I. Government Securities Fund	ADVISER: A I M Advisors Inc.	To achieve a high level of current income consistent with reasonable concern for safety of principal.

AIM V.I. International Growth Fund	ADVISER: A I M Advisors Inc.	To provide long-term growth of capital.

AIM V.I. Technology Fund	ADVISER: A I M Advisors Inc.	Seeks capital growth

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Portfolios in Which the Variable Account Invests	Investment Adviser (and Sub-Adviser, if Applicable)	Investment Objective

Columbia Funds Variable Insurance Trust (A Shares)

Columbia Small Cap Value Fund, Variable Series	ADVISER: Columbia Management Advisors, LLC	Seeks long-term growth by investing primarily in smaller capitalization equities.

Columbia Strategic Income Fund, Variable Series	ADVISER: Columbia Management Advisors, LLC	Seeks current income consistent with prudent risk and maximizing total return.

Columbia Large Cap Value Fund, Variable Series	ADVISER: Columbia Management Advisors, LLC	Seeks long-term growth and income.

Columbia Asset Allocation Fund, Variable Series	ADVISER: Columbia Management Advisors, LLC SUB-ADVISER: Nordea Investment Management North America, Inc.	Seeks high total investment return.

Columbia Large Cap Growth Fund, Variable Series	ADVISER: Columbia Management Advisors, LLC	Seeks long-term growth.

Columbia Money Market Fund, Variable Series	ADVISER: Columbia Management Advisors, LLC	Seeks maximum current income, consistent with capital preservation and the maintenance of liquidity.

Columbia Funds Variable Insurance Trust I (A Shares)

Columbia High Yield Fund, Variable Series	ADVISER: Columbia Management Advisors, LLC SUB-ADVISER: MacKay Shields LLC	Seeks maximum income by investing in a diversified portfolio of high yield debt securities.

The Dreyfus Corporation (Initial Shares)

Dreyfus Stock Index Fund, Inc.	ADVISER: The Dreyfus Corporation	Seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index.

SUB-ADVISER: Mellon Equity Associates, LLP

Dreyfus Variable Investment Fund Appreciation Portfolio	ADVISER: The Dreyfus Corporation SUB-ADVISER: Fayez Sarofim & Co.	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.

Dreyfus Socially Responsible Growth Fund, Inc.	ADVISER: The Dreyfus Corporation	Seeks capital growth, with current income as a secondary goal.

Dreyfus Investment Portfolios Technology Growth Portfolio	ADVISER: The Dreyfus Corporation	Seeks capital appreciation.

Dreyfus Investment Portfolios Emerging Leaders Portfolio	ADVISER: The Dreyfus Corporation SUB-ADVISER: Franklin Portfolio Associates	Seeks capital growth.

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)

Franklin Growth and Income Securities Fund	ADVISER: Franklin Advisers, Inc.	Seeks capital appreciation with current income as a secondary goal.

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Portfolios in Which the Variable Account Invests	Investment Adviser (and Sub-Adviser, if Applicable)	Investment Objective

Franklin Large Cap Growth Securities Fund	ADVISER: Franklin Advisers, Inc.	Seeks capital appreciation.

Franklin Strategic Income Securities Fund	ADVISER: Franklin Advisers, Inc.	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.

Templeton Growth Securities Fund	ADVISER: Templeton Global Advisors Limited SUB-ADVISER: Templeton Asset Management Limited	Seeks long-term capital growth.

Franklin Money Market Fund	ADVISER: Franklin Advisers, Inc.	Seeks high current income, consistent with liquidity and capital preservation. The Fund also seeks to maintain a stable share price of $1.00.
MFS Variable Insurance Trust (Initial Class Shares)

MFS VIT Emerging Growth Series	ADVISER: Massachusetts Financial Services Company	Long-term growth of capital.

MFS VIT Research Series	ADVISER: Massachusetts Financial Services Company	Long-term growth of capital and future income.

MFS VIT Utilities Series	ADVISER: Massachusetts Financial Services Company	Capital growth and current income.

MFS VIT Investors Trust Series	ADVISER: Massachusetts Financial Services Company	Long-term growth of capital and secondarily to provide reasonable current income.

MFS VIT Capital Opportunities Series	ADVISER: Massachusetts Financial Services Company	Seeks capital appreciation.

MFS VIT High Income Series	ADVISER: Massachusetts Financial Services Company	Seeks high current income.

Not all Sub-Accounts may be available under your Contract. You should contact your representative for further information on the availability of the Sub-Accounts.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review the Portfolios’ prospectuses before allocating amounts to the Sub-Accounts.

Some of the Portfolios are managed by investment advisers who also manage publicly offered mutual funds having similar names and investment objectives. While some of the Portfolios may in some ways resemble, and may in fact be modeled after publicly offered mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly offered mutual fund. Consequently, the investment performance of publicly offered mutual funds and any similarly named Portfolio may differ substantially.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the Payments you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are

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required to redeem their shares at net asset value and to make Payment within seven days.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity Contract Owners, each Portfolio’s Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity Contract Owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Contract Owners will not bear the attendant expenses.

Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying prospectuses of the Portfolios for further information.

Voting Rights. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Account Value. Under current interpretations, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, you are the person entitled to give voting instructions. However, if you assign your Contract, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

Additions, Deletions, and Substitutions of Securities. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Payments under the Contract. Any substitution will comply with the requirements of the 1940 Act. We also reserve the right to make the following changes in the operation of the Variable Account and the Sub-Accounts:

(a)  to operate the Variable Account in any form permitted by law;

(b)  to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

(c)  to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

(d)  to add, combine, or remove Sub-Accounts in the Variable Account;

(e)  to assess a charge for taxes attributable to the operation of the Variable Account or for other taxes, as described in “Charges and Deductions—Separate Account Expense Charge” beginning on page 32; and

(f)  to change the way in which we assess other charges, as long as the total other charges do not exceed the maximum guaranteed charges under the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.

The Fixed Account

The portion of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the Securities and Exchange Commission. The statements about the

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Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Payment to the Fixed Account. Under this option, we guarantee the principal amount allocated to the Fixed Account and the rate of interest that will be credited to the Fixed Account, as described below. From time to time we will set a current interest rate applicable to Net Premiums and transfers allocated to the Fixed Account during a Contract Year. We guarantee that the current rate in effect when a Payment or transfer to the Fixed Account is made will apply to that amount until at least the next Contract Anniversary. We may declare different rates for amounts that are allocated to the Fixed Account at different times. We determine interest rates in accordance with then-current market conditions and other factors.

The effective interest rate credited at any time to your Contract’s Fixed Account is the weighted average of all of the interest rates for your Contract. The rates of interest that we set will never be less than the minimum guaranteed interest rate shown in your Contract. We may credit interest at a higher rate, but we are not obligated to do so.

During the 60 days after each Contract Anniversary, you may transfer all or part of your Fixed Account Balance to the Sub-Accounts, subject to the requirements and limits described in “Allocation of Payments” on page 22.

Amounts allocated to the Fixed Account become part of the general account of Liberty Life. Liberty Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We may delay payment of partial or full withdrawals from the Fixed Account for up to six months from the date we receive your written withdrawal request. If we defer payment for more than 30 days, we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

PURCHASING A CONTRACT

Initial Payment. You must pay an initial Payment to purchase a Contract. The initial Payment purchases a Death Benefit initially equal to your Contract’s initial Death Benefit. The minimum initial Payment is $ 10,000. We may waive or change this minimum. You may pay additional Payments, subject to certain restrictions, as described below.

You may apply to purchase a Contract by submitting a written application to us through one of our authorized representatives. Acceptance of your application is subject to our issue Age and underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Contract to you, we will return your Payment to you. We reserve the right to change the terms or conditions of your Contract to comply with differences in applicable state law. Variations from the information appearing in this prospectus due to individual state requirements are described in supplements which are attached to this prospectus or in endorsements to the Contract, as appropriate.

Simplified Underwriting. Under our current underwriting rules, which we may change when and as we decide, proposed Insureds are eligible for simplified underwriting without a medical examination, if the application responses and initial Payment meet our simplified underwriting standards. Simplified underwriting is not available if the initial Payment exceeds the limits set in our simplified underwriting standards.

Simplified underwriting also is not available if the Insured would be more than 80 years old on the Contract Date. For Survivorship Contracts, both Insureds must meet our simplified underwriting requirements. Simplified underwriting limits may vary by state.

If your application is approved through simplified underwriting, your Contract will be effective and your life insurance coverage under the Contract will begin on the date of your application. Your Contract Date will be the date your application and initial Payment are taken.

Full Underwriting. If your application requires full underwriting and we approve your application, your Contract will be effective as of the date that we receive your initial Payment. If you submit your initial Payment with your application, the effective date of your Contract will be the date of your application, which will be designated your Contract’s Contract Date. Otherwise, when we deliver your Contract we will require you to pay sufficient Payment to place your insurance in force. At that time, we also will provide you with a document showing your Contract’s effective date, which will be designated as the Contract Date. While your application is in underwriting, if you have paid your initial Payment we may provide you with temporary life insurance coverage in accordance with the terms of our conditional receipt.

If we approve your application, you will earn interest on your Payment from the Contract Date. We will also begin to deduct the Contract charges as of the Contract Date. We will temporarily allocate your initial Payment to our Fixed Account until we allocate it to the Sub-Accounts and the Fixed Account in accordance with the procedures described in “Allocation of Payments” beginning on page 22.

If we reject your application, we will not issue you a Contract. We will return any Payment you have made, adding interest as and at the rate required in your state. We will generally mail a refund of your Payment within seven days of the date we reject your application. We will not subtract any Contract charges from the amount we refund to you.

Modified Endowment Contract. In most circumstances, your Contract will be considered a “modified endowment contract” (“MEC”), which is a form of life insurance contract under the Tax Code. Special rules govern the tax treatment of MECs. Under current tax law, Death Benefit Payments under MECs, like Death Benefit Payments under other life insurance contracts, generally are excluded from

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the gross income of the beneficiary. Withdrawals and Contract loans, however, are treated differently. Amounts withdrawn and Contract loans are treated first as income, to the extent of any gain, and then as a return of Payment. The income portion of the distribution is includable in your taxable income. Also, an additional ten percent penalty tax is generally imposed on the taxable portion of amounts received before Age 59 1/2. For more information on the tax treatment of the Contract, see “Federal Income Tax Considerations” beginning on page 42, and consult your tax adviser.

Right to Return Contract. In many states, you may cancel your Contract by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. If you return your Contract, the Contract terminates and, in most states, we will pay you an amount equal to your Payment. Your initial payment will be held in the Fixed Account during the right to return period, as described in the “Allocation of Payments” beginning on page 22. We ordinarily will pay the refund within seven days of receiving your request. No withdrawal charge is imposed upon return of a Contract within the right to return period. These right to return regulations may vary in certain states in order to comply with the requirements of state insurance laws and regulations. Accordingly, you should refer to your Contract for specific information about your circumstances.

ACCOUNT VALUE

General. Your Account Value is the sum of the value of your interest in the Sub-Accounts you have chosen, plus your Fixed Account balance, plus your Loan Account balance. On the Contract Date, your Account Value is equal to your initial Payment minus any of the charges described below that are due on that date. Your Account Value may increase or decrease daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Payments, and the subtraction of partial withdrawals and charges assessed.

The Contract does not have a guaranteed minimum Account Value. Your Contract’s Account Value in the Sub-Accounts will rise and fall, depending on the investment performance of the Portfolios underlying the Sub-Accounts to which you allocate your Payments. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios. The Account Value will also reflect Payments, amounts withdrawn, and cost of insurance and any other charges.

Adjustments to Account Value. Over the life of your Contract, your Account Value will increase and/or decrease as indicated below to reflect the following:

•  Additional Payments.

•  Any increase due to the investment experience of the chosen Sub-Accounts.

•  Addition of guaranteed interest at an annual effective rate of 4.0% (plus any excess interest if applicable) on the portion of the Account Value allocated to the Fixed Account.

•  Addition of interest at an annual effective rate of 6.0% on the portion of your Loan Account, which serves as collateral for your preferred Contract loans, if any.

•  Addition of interest at an effective annual rate of 4.0% on the portion of your Loan Account, which serves as collateral for your other Contract loans, if any.

•  Any decrease due to the investment experience of the chosen Sub-Accounts.

•  Subtraction of any amounts withdrawn.

•  Subtraction of the charges listed in “Charges and Deductions” beginning on page 32, as applicable.

We make all valuations in connection with the Contract (other than the initial Payment) on the date we receive your Payment or your request for other action at our Service Center, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day which is a Valuation Date and a date on which we are open for business. Calculations for initial Payments and Payments requiring underwriting are made on the date your Payment is allocated to the Sub-Accounts and the Fixed Account, as described in “Allocation of Payments” beginning on Page 22.

Accumulation Units. We determine the number of Accumulation Units in each Sub-Account to allocate to your Contract by dividing that portion of your Payments or other transaction allocated to a Sub-Account by that Sub-Account’s Accumulation Unit Value on the Valuation Date when the allocation occurs.

A Valuation Date is any day on which the net asset value of the units of each division of the Variable Account is determined. Generally, this will be any date on which the New York Stock Exchange (“NYSE”), or its successor, is open for trading. Our Valuation Date ends when the NYSE closes. This is usually at 4:00 p.m. Eastern Time.

Accumulation Unit Value. The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the corresponding Portfolio and the deduction of certain expenses. We will determine the Accumulation Unit Value for each Sub-Account on each Valuation Date. A Sub-Account’s Accumulation Unit Value for a particular Valuation Date will equal the Sub-Account’s Accumulation Unit Value on the preceding Valuation Day multiplied by the Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is (1) divided by (2) minus (3), where:

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(1)  is the sum of (a) the net asset value per share of the corresponding Portfolio at the end of the current Valuation Period plus (b) the per share amount of any dividend or capital gains distribution by that Portfolio, if the ex-dividend date occurs in that Valuation Period;

(2)  is the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period; and

(3)  is an amount equal to the Separate Account Expense Charge imposed during the Valuation Period.

You should refer to the prospectuses for the Portfolios, which accompany this prospectus, for a description of how the assets of each Portfolio are valued, since that determination directly affects the investment experience of the corresponding Sub-Account and, therefore, your Account Value.

Postponement of payments to you. We may defer for up to 15 days the payment of any amount attributable to a Payment paid by check to allow the check a reasonable time to clear. We ordinarily will pay any amount attributable to the Account Value allocated to the Variable Account within seven days of our receiving your written request, except:

(1)  whenever the NYSE is closed (other than customary weekend and holiday closings);

(2)  when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Variable Account’s investments or determination of the value of its net assets is not reasonable practicable; or

(3)  at any other time permitted by the SEC for your protection.

In addition, we may delay payment of Account Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

ALLOCATION OF PAYMENTS

Initial Payment. We will temporarily allocate your initial Payment to the Fixed Account as of the Contract Date. We generally will then reallocate that amount (including any interest) among the Sub-Accounts and the Fixed Account in accordance with your instructions, on the 15th day after the Delivery Date. This period may be longer or shorter, depending on the length of the right to return period in your state, as it will always equal five days plus the number of days in the right to return period in your state. If there are outstanding requirements when we issue your Contract that prevent us from placing your Contract in force, your Payment will not be allocated until all requirements are satisfied. In our discretion, in the future we may change our procedures for allocating initial Payments received before the end of the right to return period. We will not change the temporary allocation provisions of your Contract once we have delivered it to you.

You must specify your allocation percentages in your Contract application. Percentages must be in whole numbers and the total allocation must equal 100%. We will allocate your Payment in those percentages, until you give us new allocation instructions.

You initially may allocate your Account Value to up to ten Sub-Accounts and the Fixed Account. Moreover, you may not allocate less than five percent of your Account Value to any one option. You subsequently may add or delete Sub-Accounts and/or the Fixed Account from your allocation instructions without regard to this limit. Your allocation to the Fixed Account, if any, does not count against this limit. In the future we may change these limits.

Subsequent Payments. You may pay additional Payments at any time and in any amount necessary to avoid termination of your Contract. You may also pay additional Payments subject to the following conditions:

(1)  each additional Payment must be at least $1,000 ($10,000 for Contracts issued in New York); and

(2)  the Payment will not disqualify your Contract as a life insurance contract under the Tax Code.

We intend to require satisfactory evidence of insurability as a condition for accepting any Payment that would result in an increase in the Death Benefit, which will occur whenever the Death Benefit after applying the subsequent Payment would exceed the Initial Death Benefit See “Death Benefit” on page 28, for an explanation of when the Death Benefit may exceed the Initial Death Benefit. If such evidence is required, we will notify you of our requirements by telephone or in writing. Any such increase will take effect on the first Monthly Date after we approve the increase. In the future, we may waive this requirement.

We generally will allocate your additional Payments to the Sub-Accounts and the Fixed Account as of the date we receive your Payment in our Service Center. If an additional Payment requires underwriting, however, we may delay allocation until after we have completed underwriting. We will follow the allocation instructions in our file, unless you send us new allocation instructions with your Payment. If you have any outstanding Indebtedness, we will apply any additional Payments to your outstanding loan balance until it is fully repaid, unless you instruct us otherwise in writing.

Asset Allocation Models. Because we recognize the importance to you of having advice available regarding the allocation of Account Value among the Sub-Accounts, Liberty Life and Liberty Life Distributors LLC (“LLD”), a registered broker-dealer and distributor of the contracts, have arranged to make available to registered representatives of participating broker-dealers several Asset Allocation Models and related materials for use with the Contracts. Neither Liberty Life nor LLD is a registered investment adviser and we do not provide any investment advice. We make the models available as a service solely incidental to our respective roles as issuer and

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distributor of the Contracts.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) designed and on at least an annual basis reviews the Asset Allocation Models available for use with the Contracts. Standard & Poor’s Investment Advisory Services LLC is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. “S&P”, “S&P 500” and “Standard & Poor’s” are registered trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use. The contracts are not endorsed, sold or promoted by SPIAS and its affiliates. SPIAS and its affiliates make no representation regarding the advisability of investing in the Contracts.

The purpose of asset allocation models is to provide generalized patterns on how to allocate assets among available investments in a manner that is consistent with various investment styles and risk tolerances. The Asset Allocation Models available for use with the Contracts reflect SPIAS’ evaluations of the risk and return behavior of the underlying funds in relation to current market conditions. The resultant models are targeted to selected investment styles and risk tolerances. Please keep in mind that asset allocation models do not guarantee any level of positive investment return. Moreover, the models are not individualized investment advice.

If your registered representative’s broker-dealer participates in the servicing of the models, you will have the choice whether or not to use a model and, if so, which model to use. Through your registered representative, you may use a questionnaire and scoring system developed by SPIAS in order to help you to determine which model might be appropriate for you.

If you decide to use a model, upon written notice of your adoption of a model, we will automatically allocate your Payment in accordance with the percentages specified in the SPIAS Asset Allocation Model you selected. You may only use one model at a time. We also will automatically enroll you in the Asset Rebalancing program and we will periodically rebalance your Account Value in accordance with the percentages specified in your chosen model. If you wish to allocate a portion of your Payment or Account Value to the Fixed Account, you must instruct us specifically, because none of the models includes the Fixed Account.

You may choose to use a SPIAS Asset Allocation Model at any time. You also may discontinue your use of a model at any time by notifying us at our Service Center. We will automatically discontinue your use of a model if you: (a) discontinue the Asset Rebalancing program; (b) give us instructions changing your allocations of Payments or Account Value among the Sub-Accounts, or (c) you do not consent to a change in your chosen model when your consent is required.

If, upon annual review, your registered representative’s broker-dealer no longer participates in servicing the models, we will discontinue your use of the models as of the effective date of the change in the model.

For each model, SPIAS determines the percentage allocations among the Sub-Accounts based upon an evaluation of the model’s investment styles and the relevant underlying Portfolios’ investment objectives and portfolio composition. These models are specific to this Contract. Similarly named models developed for use with our other products may differ.

On at least an annual basis, SPIAS will review the models. As a result of those reviews, SPIAS may decide that there is a need to change the percentage or mix of the Sub-Account allocations among the various available Sub-Accounts. If you are using that model, we will notify you and your registered representative in writing before the change is implemented, and you will have the opportunity to accept or decline to participate in the changes. If you instruct us that you decline a change in your chosen model, we will discontinue your use of the models as of the effective date of your request.

If a Sub-Account is added to the Contracts and a change to a model involves the addition of that Sub-Account, Liberty Life will require you to give your consent to reallocate your Account Value according to the revised model allocations. Consent may be given by sending written instructions to our Service Center or by calling the Service Center, if you did not refuse Telephone Transfer privileges on the application. If your consent is required and Liberty Life does not receive your consent to change to the revised model or an election of another available model, we will discontinue your use of the models as of the effective date of the change in the model.

If your registered representative’s broker-dealer does not participate in the servicing of the models, and you are using one of the models, we will notify you that we are discontinuing your use of the models as of the effective date of the change in the model.

If your use of the models is discontinued and you have not provided Liberty Life new allocation instructions, your Account Value and subsequent Payments will be allocated according to the percentages specified in your last chosen model, will remain unchanged until contrary instructions are received, and the Asset Rebalancing program will continue to apply. Please note that remaining in a prior model may not be consistent with your investment objectives and risk tolerance.

Please call us at our Service Center or contact your registered representative for additional information or forms.

Transfer Provisions

Transfer Privilege. The Contracts provide investment opportunities for long-term financial objectives. The Contracts are not designed for short-term trading strategies involving excessive transfers of Contract values. The Company discourages excessive transfers of Contract values and does not accommodate short-term trading strategies involving excessive transfers of Contract values. Short-term trading strategies involving frequent transfers of Contract values, when excessive, have the potential to interfere with the efficient management of the Portfolios, generate transaction costs and other expenses and have other adverse effects on Contract Owners who

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purchase the Contracts for long-term financial objectives.

We have procedures designed to identify and limit frequent transfer activity. These procedures are designed to protect the interests of Contract Owners who have purchased the Contracts for long-term financial objectives and will be applied uniformly by the Company. We monitor the number and timing of transfer activity by Contract Owners or third parties authorized to effect transfers on their behalf. We impose limits and restrictions on the number, timing, and processing requirements of transfer requests, as described below. Also, we will impose special restrictions for Contracts using strategies of programmed and excessive transfers engaged in short-term trading strategies, such as those used by professional market timers or other organizations on a uniform basis. In addition, we will impose the trading restrictions and/or impose redemption fees requested by the Portfolios pursuant to their established procedures on a uniform basis for all Contract Owners invested in the affected Portfolio.

Some Contract Owners and third parties authorized to effect transfers on their behalf engaging in short-term trading strategies may employ tactics to avoid detection. Despite our efforts to prevent the use of the Contracts for short-term trading strategies involving excessive transfers of Contract values, there is no assurance that we will be able to identify such Contract Owners or third parties or deter their use of the Contracts for such purposes and, therefore, Contract Owners could be subject to the risks noted above.

We may modify the transfer privilege at any time. Modifications will be applied on a uniform basis for all Contract Owners going forward.

Limitations on Transfers. While the Contract is in force, you may transfer Account Value among the Fixed Account and Sub-Accounts in writing or by telephone. We will allow you to effect up to 20 transfers each calendar year by telephone, fax or mail. Once that limit has been reached, we will accept subsequent transfer requests only if they are in a form acceptable to us, bear an original signature in ink, and are sent to us by mail, excluding same-day delivery by mail or by courier. Currently, we do not accept transfer requests via electronic means, such as email.

After you have submitted 20 transfer requests in a calendar year, a subsequent transfer request by telephone or fax will be rejected. We will notify you in writing if a transfer request is rejected. Currently, transfers effected systematically under either our optional Dollar Cost Averaging or Asset Rebalancing programs described below do not count towards the limit of 20 transfers. In the future, we may count such transfers towards the limit. In the event of such a change, we will notify you in advance of the effective date of the change.

You may not request a transfer of less than $250 from a single Sub-Account, unless the amount requested is your entire balance in the Sub-Account. If less than $500 would remain in a Sub-Account after a transfer, we may require you to transfer the entire balance of the Sub-Account. We reserve the right to change these minimums.

If we detect a pattern of excessive transfers of Contract values, such as the short-term trading strategies employed by professional market timers or other organizations, by Contract Owners or third parties authorized to effect transfers on their behalf, we will impose special restrictions on those Contracts. Such restrictions will be applied to individual Contract Owners on a uniform basis and may include, but are not limited to, delaying transfer requests until the next Valuation Date at the Accumulation Unit Value determined on that date, or refusing any and all transfer instructions above the 20 transfers permitted each calendar year by telephone, fax or mail. We will provide you written notification of any restrictions imposed in advance of the effective date.

In addition, some of the Portfolios reserve the right to delay transfer requests from the Variable Account and/or impose redemption fees. Some Portfolios may refuse transfer requests for purchase transactions. These restrictions may be imposed if, in the judgment of the Portfolio’s investment adviser, the Portfolio would be unable to invest effectively in accordance with its investment policies and objectives, or the request is considered to be short-term trading activity. Accordingly, the Variable Account may not be in a position to effectuate some transfers with the Portfolios and, therefore, will be unable to process such transfer requests. We will notify you in writing if we are not able to process a requested transfer.

Neither the Company nor its authorized representatives shall be liable for any loss resulting from rejected transfer requests.

We currently are waiving the transfer fee on all transfers, including Dollar Cost Averaging and Asset Rebalancing transfers. Under the Contract, however, we may charge a maximum transfer fee of $25 on each transfer after the first 12 transfers in any Contract Year. We may impose a limit on the number of free transfers or change that number, at any time.

We currently do not limit the number of Sub-Accounts to which you may allocate your Account Value, other than in your initial allocation. We may impose a limit in the future.

As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day, subject to the limitations discussed above. Otherwise, we will make the transfer on the first subsequent day on which we and the NYSE are open. Transfers pursuant to a Dollar Cost Averaging or Asset Rebalancing program will be made at the intervals you have selected in accordance with the procedures and requirements we establish.

You may make transfers from the Fixed Account to the Sub-Accounts only during the 60 days after each Contract Anniversary. You must submit your request no later than the end of this 60-day period. In addition, in each Contract Year, the largest amount that you may transfer out of the Fixed Account is the greater of: (a) the amount transferred in the prior Contract Year; (b) 20% of the current Fixed Account balance; or (c) the entire balance if it is not more than $250. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

We will not charge a transfer fee on a transfer of all of the Account Value in the Sub-Accounts to the Fixed Account.

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Transfers Authorized by Telephone. You may make transfers by telephone, up to the limits and subject to the restrictions described above, unless you advise us in writing not to accept telephonic transfer instructions. Telephone transfer requests must be received by 4:00 p.m. Eastern time in order to be processed at that day’s price.

We use procedures that we believe provide reasonable assurances that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses. We may suspend, modify or terminate the telephone transfer privilege at any time without notice. Telephone transfers may not be available in some states.

Dollar Cost Averaging. Under our automatic Dollar Cost Averaging program, while the Contract is in force you may authorize us to transfer a fixed dollar amount each month to the Sub-Accounts of your choice in accordance with the procedures and requirements that we establish. The transfers will continue until you instruct us to stop, or until your chosen source of transfer Payments is exhausted. If you are Dollar Cost Averaging from the Fixed Account and instruct us to stop, you will have 60 days to transfer any or all of your Fixed Account balance from the Fixed Account to the Sub-Accounts. After that time, you cannot transfer from the Fixed Account until your next Contract Anniversary. More detail on transfer restrictions from the Fixed Account is provided above in “Transfers of Account Value.” We currently are waiving the contractual transfer fee on all transfers, including Dollar Cost Averaging transfers. If we limit the number of free transfers, however, transfers under the Dollar Cost Averaging Program will count toward that limit. See “Transaction Fees—Transfer Fee” on page 36.

Your request to participate in this program will be effective when we receive your completed written request at our Service Center. You may discontinue participation in the program by notifying us at our Service Center. We do not impose a separate charge for participating in the program. We may change, terminate, limit or suspend Dollar Cost Averaging at any time. Please call or write to us at our Service Center for a copy of the request form and additional information concerning the program.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount will purchase more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. Participation in this program does not assure you of a greater profit, however, from your purchases under the program. In addition, the program will not prevent or necessarily reduce losses in a declining market. Moreover, other investment programs may not work in concert with Dollar Cost Averaging. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Dollar Cost Averaging is being used.

You may not participate in both the Dollar Cost Averaging and Asset Rebalancing programs at the same time.

Asset Rebalancing. Asset Rebalancing allows you to readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level. Over time, the variations in each Sub-Account’s investment results will shift the balance of your Account Value allocations. Under the Asset Rebalancing feature, we periodically will transfer your Account Value, including new Payments (unless you specify otherwise), back to the percentages you specify in accordance with procedures and requirements that we establish. All of your Account Value allocated to the Sub-Accounts must be included in an Asset Rebalancing program. You may not include your Fixed Account balance in an Asset Rebalancing program. We currently are waiving the contractual transfer fee on all transfers, including Asset Rebalancing transfers. If we limit the number of free transfers, however, transfers under an Asset Rebalancing program will count toward that limit. See “Transaction Fees—Transfer Fee” on page 36.

You may request Asset Rebalancing when you apply for your Contract or by submitting a completed written request to us at our Service Center. You may discontinue participation in the program by notifying us at our Service Center. We do not impose a separate charge for participating in the program. Please call or write us for a copy of the request form and additional information concerning Asset Rebalancing.

Asset Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Account Value allocated to the better performing segments. Other investment programs may not work in concert with Asset Rebalancing. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Asset Rebalancing is being used. We may change, terminate, limit, or suspend Asset Rebalancing at any time.

You may not participate in both the Dollar Cost Averaging and Asset Rebalancing programs at the same time.

DEATH BENEFIT

Death Benefit. While your Contract is in force, we will pay the Death Benefit upon the death of the Insured or, if your Contract is a Survivorship Contract, upon the death of the second Insured to die. We will pay Death Benefit proceeds to the named Beneficiary(ies) or, if none survives, to contingent Beneficiary(ies). We will pay the Death Benefit proceeds in a lump sum or under an optional Payment plan, as described below.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Indebtedness, and less any due and unpaid charges. We will determine the amount of the Death Benefit proceeds as of the date of the Insured’s death. We will usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

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The Death Benefit will be the greater of: (a) the Initial Death Benefit; or (b) the Account Value multiplied by the applicable corridor percentage as described below. The corridor percentages are set so as to seek to ensure that the Contracts will qualify for favorable federal income tax treatment. The corridor percentages are stated in the Contract. They vary according to the Age of the Insured. Under this formula, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Initial Death Benefit, and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Initial Death Benefit).

Examples:

	Example A	Example B

Initial Death Benefit	$100,000	$100,000
Insured’s Age	60	60
Account Value on Date of Death	$80,000	$50,000
Applicable Corridor Percentage	130%	130%
Death Benefit	$104,000	$100,000

In Example A, the Death Benefit equals $104,000, i.e., the greater of $100,000 (the Initial Death Benefit) and $104,000 (the Account Value at the date of death of $80,000, multiplied by the corridor percentage of 130%). This amount, less any Indebtedness and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Initial Death Benefit) or $65,000 (the Account Value of $50,000 multiplied by the corridor percentage of 130%).

We will reduce your Contract’s Initial Death Benefit if you take a partial withdrawal, as described in “Partial Withdrawals—Effect of Partial Withdrawal on Death Benefit” on page 37.

Guaranteed Death Benefit. Your Contract has a Guaranteed Death Benefit (called Guaranteed Coverage in Maryland). Under this provision, if you do not have any outstanding Indebtedness, your Contract will not lapse before the end of the period shown in the table below.

Single Life Contracts

Issue Age	Expiry Date of Guaranteed Death Benefit

0-34	30 Years from the Contract Date
35-54	20 Years from the Contract Date
55-80	10 Years from the Contract Date
81-85	5 Years from the Contract Date

Survivorship Contracts

Younger Insured’s Issue Age	Expiry Date of Guaranteed Death Benefit

0-39	25 Years from the Contract Date
40-59	15 Years from the Contract Date
60-85	10 Years from the Contract Date

While the Guaranteed Death Benefit is in effect and there is no outstanding Indebtedness, if on a Monthly Date the Surrender Value is not large enough to cover the full Monthly Deduction, we will apply the remaining Surrender Value to partially pay the Monthly Deduction and waive any insufficiency. Thereafter, we will waive all future Monthly Deductions until the Surrender Value is sufficient to pay the Monthly Deduction, or the Guaranteed Death Benefit period ends.

After the end of the Guaranteed Death Benefit period, the Monthly Deduction will not be waived if the Surrender Value is not large enough to cover the full Monthly Deduction, regardless of whether you have any outstanding Indebtedness. Failure to pay the full Monthly Deduction will cause your Contract to enter the Grace Period and terminate if you do not pay an amount sufficient to pay all unpaid Monthly Deductions before the end of the Grace Period.

The terms of this provision in your Contract may differ depending on when and in which state your Contract was issued. In some states and under some previously issued Contracts, the Death Benefit is guaranteed until the Maturity Date, provided you do not have outstanding Indebtedness. In other states, the period of guaranteed coverage is shorter. If you are considering purchasing a Contract, see your representative for the terms available in your state. If you already own a Contract, the terms of this provision, including the length of the period of guaranteed coverage, is set forth in your Contract.

Accelerated Death Benefit Provisions. You may request payment of a portion of the Death Benefit as an Accelerated Death Benefit if either: (1) the Insured has a terminal condition; or (2) the Insured is chronically ill, as these terms are defined in the Contract. Under a Survivorship Contract, the Accelerated Death Benefit is only available on the terminal illness or chronic illness of the surviving

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Insured. You generally may request an Accelerated Death Benefit equal to up to the lesser of 90% of the Death Benefit (before subtracting any Indebtedness) or $250,000. We will reduce the amount you request by a discount for the early payment, a $100 processing fee, and the repayment of a pro rata portion of your Indebtedness. You may choose for the Accelerated Death Benefit to be paid in a lump sum or in installments, as described in the Contract. If you request an Accelerated Death Benefit, the balance of the Death Benefit (net of the amount previously requested) is payable upon the Insured’s death, as long as the Contract is in force. You may request an Accelerated Death Benefit only once.

If your request for an Accelerated Death Benefit is based on the Insured’s being chronically ill, in some circumstances a portion of your Accelerated Death Benefit may not qualify for exemption from federal income tax. Accordingly, you should consult your tax adviser before requesting an Accelerated Death Benefit. For more information, see “Federal Income Tax Considerations—Accelerated Death Benefit” on page 45.

This benefit may not be available in some states, and the terms may differ in some states. Please contact us for more information.

MATURITY BENEFIT

General. If the Insured is still living and the Contract is in force on the Maturity Date, we will pay you a Maturity Benefit. The Maturity Benefit will equal the Surrender Value on the Maturity Date. The Maturity Date will be the Contract Anniversary after the Insured’s 100th birthday. For Survivorship Contracts, the Maturity Date will be the Contract Anniversary after the younger living Insured’s 100th birthday.

Extended Maturity Agreement. You may continue your Contract after the Maturity Date if the Insured is still living on that date and you write to us before the Maturity Date to enter into an extended maturity agreement. Under that agreement, among other things:

(1)  the Death Benefit proceeds will equal the Surrender Value;

(2)  you will pay no further cost of insurance charges;

(3)  you may not pay additional Payments; and

(4) the guaranteed Death Benefit does not apply.

Other Contract provisions may also be modified after the Maturity Date.

We will continue to charge the Separate Account Expense Charge during the maturity extension period, even though there no longer will be a mortality risk under your Contract. We continue to collect this charge to provide for the possibility that the total cost of death benefits already paid and to be paid in the future under all Contracts will exceed what we expect to collect from cost of insurance charges.

Your decision whether or not to enter into an extended maturity agreement will have tax consequences. Accordingly, before you make that decision you should consult your tax adviser.

PROCEEDS OPTIONS

We will pay the Surrender Value or Death Benefit proceeds under the Contract in a lump sum or under one of the proceeds options that we then offer. Surrender proceeds are payable in a lump sum unless you request one of the other proceeds options. Death Benefit proceeds are payable in a lump sum unless the beneficiary elects one of the other proceeds options. The amount applied to a proceeds option must be at least $2,000 of Account Value and result in installment Payments of not less than $20. Unless we consent in writing, the proceeds options described below are not available if the payee is an assignee, administrator, executor, trustee, association, partnership, or corporation. We will not permit surrenders or partial withdrawals after Payments under a proceeds option involving life contingencies, such as Option 4 below, commence. We will transfer to our general account any amount placed under a proceeds option and it will not be affected by the investment performance of the Variable Account.

You may request a proceeds option by writing to us at our Service Center before the death of the Insured. If you change the Beneficiary, the existing choice of proceeds option will become invalid and you may either notify us that you wish to continue the pre-existing choice of proceeds option or select a new one.

The following proceeds options are available under the Contract:

Option 1—Interest. We will pay interest monthly on proceeds left with us. We will credit interest to unpaid balances at a rate that we will declare annually. We will never declare an effective annual rate of less than 3 1/2%.

Option 2—Fixed Amount. We will pay equal monthly installments until the proceeds are exhausted. We will credit interest to unpaid balances at a rate that we will declare annually. We will never declare an effective annual rate of less than 3 1/2%.

Option 3—Fixed Period. We will pay monthly installments for a period selected by you of not more than 25 years.

Option 4—Life Income, with or without a Guarantee Period. We will pay proceeds in periodic payments to the payee for as long as the payee is alive. If no guarantee period is selected, payments will stop when the payee dies, and we will make no further payments to the payee or his or her beneficiary. Therefore, depending on when the payee dies, the total payments received may be more or less than the amount applied to this option. For example, if the payee dies before the second payment is due, the payee will receive only one payment. If a guarantee period is selected and the payee dies before the end of the guarantee period, however, we will continue

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payments to a named beneficiary until the end of the guarantee period. We offer guarantee periods of ten years, 15 years or 20 years. If you wish to ensure that the total payments to the payee and his or her beneficiary will at least equal the amount applied to this option, you should select a guarantee period that, when multiplied by the annual guaranteed payments, will provide at least that amount. If you select a shorter guarantee period, it is possible that the total payments received may be less than the amount applied to this option. We base the payments on the 1983 Individual Annuity Mortality Table, adjusted to include ten years of mortality improvement under Projection Scale G, which has the effect of lowering the purchase rates applied to amounts payable under this option.

Liberty Security Account®. Effective May 1, 2004, the Liberty Security Account was discontinued as a proceeds option for the Contracts. For payments of proceeds made prior to May 1, 2004, we will credit interest to those proceeds left with us in the Liberty Security Account. We will credit interest to your Liberty Security Account. We periodically may change that rate. The Beneficiary will be able to write checks against such account at any time and in any amount up to the total in the account. The checks must be for a minimum amount of $250.

When we begin to make payments under Options 3 and 4, we will tell you the amount of your installment payment. Your installment payment will never be less than the amounts determined using the tables in the Contract. It may be higher.

In addition, we may agree to other proceeds option plans. Write or call us to obtain information about them.

CHARGES AND DEDUCTIONS

We assess charges and deductions against the Contract’s Account Value and the Sub-Accounts. Additional deductions and expenses are paid out of the Portfolios’ assets, as described in the prospectuses of the Portfolios.

Separate Account Expense Charge

On each Valuation Date, we will take a deduction from the Sub-Accounts to compensate Liberty Life for its expenses incurred in connection with this Contract. The Separate Account Expense Charge will be calculated at an annual rate equivalent to 1.65% of average daily net assets of each Sub-Account, as described in the Tables of Fees and Expenses beginning on page 5. The amount deducted is determined on each Valuation Date and is reflected in the calculation of Accumulation Unit Values.

The Separate Account Expense Charge, together with the Fixed Account Expense Charge described below, is intended to cover all expenses under the Contract other than distribution expenses, and the cost of insurance charges and the other expenses covered by the Monthly Deduction and premium expense charge, which are charged for separately and described below. Accordingly, the Expense Charges are intended to compensate us for incurring the following expenses and assuming certain risks under the Contracts:

•  mortality and expense risk;

•  a portion of state premium taxes and other state and local taxes;

•  certain federal taxes and other expenses associated with the receipt of Payments; and

•  a portion of our administrative expenses, such as salaries, postage, telephone, office equipment and periodic reports.

The mortality risk assumed in relation to the Contract includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims and the risks under the guaranteed Death Benefit. We also assume a risk that, on the Monthly Date preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract.

We currently are not maintaining a provision for taxes attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of Payments under the Contracts). In the future, however, we may make such a charge if federal tax laws change so that there is a tax imposed on the Variable Account. Charges for other taxes, if any, attributable to the Variable Account or to this class of Contracts may also be made.

Monthly Deduction

Each month on the Monthly Date we will take a Monthly Deduction from your Account Value. The Monthly Deduction will consist of (1) a cost of insurance charge, (2) a Contract fee (when due), and (3) the Fixed Account Expense Charge, as applicable. We deduct the Fixed Account Expense Charge from your Fixed Account balance. We deduct the remainder of the Monthly Deduction proportionately from your interests in the Sub-Accounts and your Fixed Account balance.

Cost of Insurance Charge. The cost of insurance charge is intended to pay for the cost of providing life insurance coverage for the Insured(s). We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the mortality table guaranteed in the Contract.

The current monthly cost of insurance charge is the lesser of:

(a)  the applicable current asset-based cost of insurance rate times the Account Value on the Monthly Date; or

(b)  the applicable guaranteed cost of insurance rate multiplied by the net amount at risk on the Monthly Date.

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Our current asset-based cost of insurance rate for the Single Life, Standard Rating Class (NT) is 0.45% of Account Value annually. Our current asset-based cost of insurance rate for Survivorship Contracts, when both Insureds are in the Standard Rating Class (NT), is 0.15% of Account Value annually. Rates for other classes may differ based on the type of Contract and the rating class and history of tobacco use of the Insured(s). The cost of insurance charge differs under Survivorship Contracts because we base it on the anticipated mortality of two Insureds and we do not pay the Death Benefit until both Insureds have died.

Your guaranteed cost of insurance rates are set forth in the mortality tables in your Contract. The net amount at risk is (a) - (b), where:

(a)  is the Death Benefit on the first day of the Contract Month divided by 1.0028709; and

(b)  the Account Value on that day before the deduction of the Monthly Deduction for the cost of insurance.

The net amount at risk approximates the portion of the Death Benefit that we would pay from our general assets if the Insured were to die before the next Monthly Date. Because your Account Value and the net amount for which we are at risk under your Contract may vary monthly, your cost of insurance charge is likely to differ each month. In general, under these formulas, when your current monthly cost of insurance charge is determined using the asset-based rate, an increase in your Account Value increases your current monthly cost of insurance charge, up to the guaranteed maximum cost of insurance charge determined as described above. Since that maximum charge is based on the net amount at risk, which generally declines as your Account Value increases, increases in your Account Value generally reduce the guaranteed maximum cost of insurance charge. Thus, if the asset-based charge would be higher than the guaranteed maximum charge, further increases in your Account Value generally will reduce your current cost of insurance charge.

The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, based on our expectations as to our future mortality experience and other factors. We guarantee, however, that we will never charge you a cost of insurance charge higher than the amount determined using the guaranteed cost of insurance rates shown in the Contract. We base our cost of insurance rates on the sex, issue Age, Contract Year, rating class, and history of tobacco use of the Insured, or of both Insureds for a Survivorship Contract. However, we issue unisex Contracts in Montana. Our cost of insurance rates are based on the 1980 Commissioners Standard Ordinary (“1980 CSO”) Mortality Table based on the Insured’s sex, Age last birthday, and history of tobacco use. Our cost of insurance rates for unisex Contracts will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

Contract Fee. We charge a Contract fee of $30.00 per year. We deduct the Contract fee on each Contract Anniversary. If you surrender your Contract during a Contract Year, we will deduct the full Contract fee from your surrender proceeds. The Contract fee is intended to compensate us for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. We currently waive the Contract fee on a Contract if the Account Value is at least $50,000.

Fixed Account Expense Charge. On each Monthly Date we charge a Fixed Account Expense Charge of 0.04% of the Account Value in the Fixed Account, which is equivalent to an annual rate of 0.48% of the average monthly Account Value in the Fixed Account, as described in the Tables of Fees and Expenses beginning on page 5.

Portfolio Expenses

You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Account Value. The Variable Account purchases shares of the Portfolios at net asset value. Each Portfolio’s net asset value reflects investment advisory fees and administrative expenses already deducted from the Portfolio’s assets. For more information concerning the investment advisory fees and other charges assessed against the Portfolios, please refer to “Tables of Fees and Expenses-Annual Portfolio Operating Expenses” beginning on page 8. Additional details are provided in the prospectuses and the statements of additional information for the Portfolios, which are available upon request.

We may receive compensation from the investment advisers or administrators of the Portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of Variable Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We may receive Rule (12b-1) fees directly from the Franklin Templeton Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolio’s shares held by applicable Franklin Templeton Sub-Accounts.

Transaction Fees

Withdrawal Charge. If you surrender your Contract or take a partial withdrawal during the first seven Contract Years, a withdrawal charge will apply. The withdrawal charge will be calculated at the rate shown below. For additional information concerning the rates applicable to you, please ask your representative or contact our Service Center.

If you surrender your Contract, the withdrawal charge will equal a percentage of your initial Payment net of all previous withdrawal amounts on which you paid a withdrawal charge. If you make a partial withdrawal from your Contract, the withdrawal charge will equal a percentage of the amount withdrawn until your total partial withdrawals on which you paid a withdrawal charge equals your initial Payment. Partial withdrawals above that amount are not subject to the withdrawal charge.

The rate used to determine the withdrawal charge depends on the year the withdrawal is made. The withdrawal charge declines to zero

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percent after the seventh Contract Year. The withdrawal charge is assessed at the following rates:

WITHDRAWAL CHARGE ON CONTRACTS ISSUED IN ALL JURISDICTIONS EXCEPT MARYLAND

Contract Year	Withdrawal Charge

1	9.75%
2	9.50%
3	9.25%
4	7.50%
5	7.25%
6	5.00%
7	4.75%
8+	0%

WITHDRAWAL CHARGE ON CONTRACTS ISSUED IN MARYLAND

Single Life Contracts

Contracts Year	Issue Ages 0 - 65	Issue Ages 66 - 80	Withdrawal Charge Issue Ages 81 - 85

1	9.75%	7.75%	7.25%
2	9.50%	7.50%	7.00%
3	9.25%	7.00%	6.75%
4	7.50%	6.75%	6.25%
5	7.25%	6.50%	6.00%
6	5.00%	5.00%	5.00%
7	4.75%	4.75%	4.75%
8+	0.00%	0.00%	0.00%

Survivorship Contracts(1)

Contracts Year	Issue Ages 0 - 65	Issue Ages 66 - 80	Withdrawal Charge Issue Ages 81 - 85

1	9.75%	8.50%	8.00%
2	9.50%	7.50%	7.00%
3	9.25%	6.75%	6.25%
4	7.50%	6.25%	5.75%
5	7.25%	5.75%	5.25%
6	5.00%	5.00%	5.00%
7	4.75%	4.75%	4.75%
8+	0.00%	0.00%	0.00%

(1)  Issue Ages refer to the Age of the younger Insured.

Except in South Carolina, we will waive the withdrawal charge on that portion of your withdrawals equal to the greater of:

(a)  ten percent of the Account Value less any prior partial withdrawals not subject to charges plus preferred loans taken since the most recent Contract Anniversary; or

(b)  earnings not previously withdrawn. For this purpose, “earnings” will equal the Account Value, minus the total Payments on your Contract, minus all outstanding preferred loans, minus any interest that has accrued on Indebtedness since the previous Contract Anniversary, plus all prior partial withdrawals other than withdrawals of earnings.

Additional Payments do not increase the amount of withdrawal charge you may be required to pay. Only your initial Payment is used in our formula for calculating withdrawal charges.

The withdrawal charge is imposed to cover our actual premium and other state taxes and distribution expenses, which include representatives sales commissions and other sales and distribution expenses. We expect to recover total premium and other state taxes and distribution expenses of the Contracts over the life of the Contracts. However, to the extent premium and other state taxes and distribution costs are not recovered by the withdrawal charge, we may make up any shortfall from the assets of our general account, which includes funds derived from the daily deductions charged to the Sub-Accounts and other fees and charges under the Contracts.

•  Medical Waiver of Withdrawal Charge. After the first Contract Year, we will waive the withdrawal charge on all withdrawals under your Contract if on at least 45 days of any continuous 60 day period beginning after the first Contract Year, the Insured or his or her spouse has a qualifying medical stay, as defined in the Contract. To obtain this waiver, you must apply in writing within 180 days of your initial eligibility and meet the requirements for the waiver outlined in the Contract. Please refer to your Contract or call us for

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additional information about this provision. This provision may not be available in some states and terms may differ in some states.

Partial Withdrawal Fee. In addition to a withdrawal charge, we charge a withdrawal fee on any partial withdrawal after the first in any Contract Year. The partial withdrawal fee will equal the lesser of $25 or two percent of the amount of the partial withdrawal. The partial withdrawal fee does not apply to full surrenders. The partial withdrawal fee is intended to compensate us for our administrative costs in effecting a partial withdrawal.

Transfer Fee. The Contract permits us to charge a maximum transfer fee of $25 per transfer on each transfer after the first 12 transfers in any Contract Year, including transfers under our Dollar Cost Averaging and Asset Rebalancing Programs. We currently are waiving the transfer fee on all transfers. We may impose a limit on the number of free transfers, or change that number, at any time. If we limit the number of free transfers, we will notify you of any reduction in the number of free transfers in advance of the effective date of the change.

We will deduct the transfer fee from the Account Value remaining in the Sub-Account or the Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will subtract it from the transferred amount.

To discourage frequent transfers of Account Value, we also may impose limits on the number of transfers in certain circumstances. For more information, see “Transfer Provisions—Limitations on Transfers” on page 25.

CONTRACT SURRENDER AND PARTIAL WITHDRAWALS

Surrender. While your Contract is in force, you may fully surrender your Contract. We will pay you the Surrender Value determined as of the day we receive your written request at our Service Center. We may require that you give us your Contract document before we pay you the Surrender Value. Before we pay a full surrender, you must provide us with tax withholding information.

The Surrender Value equals the Account Value, minus any applicable withdrawal charges as stated in your Contract, minus the Contract fee, minus any Indebtedness. The Surrender Value will be calculated as of the end of the Valuation Period during which your surrender request was received. We generally will pay you the Surrender Value of the Contract within seven days of our receiving your complete request or the effective date of the surrender, whichever is later. The determination of the applicable withdrawal charge is described in “Charges and Deductions—Withdrawal Charge” beginning on page 35.

You may receive the Surrender Value in a lump sum or under any of the proceeds options described in “Death Benefit—Proceeds Options” on page 30.

Surrendering the Contract generally will be subject to income tax and a ten percent penalty tax. The tax consequences of surrendering the Contract are discussed in “Federal Income Tax Considerations” beginning on page 42.

Partial Withdrawals. Beginning in the second Contract Year, you may receive a portion of the Surrender Value by making a partial withdrawal from your Contract. You must request the partial withdrawal in writing. Your request will be effective on the date we receive it at our Service Center. Before we pay any partial withdrawal, you must provide us with tax withholding information. We generally will pay you the partial withdrawal amount within seven days of our receiving your complete request.

When you request a partial withdrawal, we will pay you the amount requested and subtract the amount requested plus any applicable withdrawal charge and withdrawal fee from your Account Value. We may waive the withdrawal charge on some or all of your withdrawals. The determination of the withdrawal charge is described in “Charges and Deductions—Withdrawal Charge” beginning on page 35.

During the first Contract Year, you may not make any partial withdrawals. After the first Contract Year, you may take partial withdrawals as often as you choose. You may not, however, withdraw less than $250 at one time. In addition, we may refuse to permit any partial withdrawal that would leave less than $500 in a Sub-Account from which the withdrawal was taken unless the entire Sub-Account balance is withdrawn. If a partial withdrawal plus any applicable withdrawal charge would reduce the Account Value to less than $10,000, we may treat your request as a request to withdraw the total Account Value and terminate your Contract. We may waive or change this limit.

•  Allocating Partial Withdrawals among Sub-Accounts and the Fixed Account. You may specify how much of your partial withdrawal you wish to be taken from each Sub-Account. The amount requested from a specific Sub-Account may not exceed the value of that option less any applicable withdrawal charge and fee. If you do not specify the option from which you wish to take your partial withdrawal, we will take it proportionately from the Sub-Accounts and the Fixed Account.

•  Effect of Partial Withdrawal on Death Benefit. A partial withdrawal will reduce the Initial Death Benefit under your Contract as well as the Account Value. We will reduce the Initial Death Benefit proportionately to the reduction in the Account Value caused by the partial withdrawal. Thereafter, we will calculate contract charges and any Death Benefit payable under your Contract using the revised Initial Death Benefit. We will notify you of the new Initial Death Benefit in our next quarterly or annual report to you.

•  Tax Consequences of Partial Withdrawals. Withdrawals generally will be subject to income tax and a ten percent penalty tax. The tax consequences of partial withdrawals are discussed in “Federal Income Tax Considerations” beginning on page 42.

Systematic Withdrawals or Loans. You may enroll in our systematic withdrawal program by sending a completed enrollment form to our Service Center. We will pay systematic withdrawals or loans to you or a payee that you choose. Each systematic withdrawal Payment must be at least $250. We will take systematic withdrawal Payments proportionately from the Sub-Accounts and the Fixed

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Account, unless you instruct us otherwise. You may not withdraw or borrow more than a proportionate share from the Fixed Account under this program. We will treat systematic withdrawals in the same way as other partial withdrawals in applying the withdrawal charge and the withdrawal fee. In our discretion we may stop paying systematic withdrawals if your Account Value falls below our current minimum. Systematic loans are subject to the same limitations and requirements as other Contract loans, as described below in “Loans.” We do not impose a separate charge for the program. We reserve the right to modify or suspend the systematic withdrawal or loan program. In our discretion, any change may apply to existing systematic plans. Please call or write to us at our Service Center for more information about our systematic withdrawal or loan program.

If you take Payments under our systematic withdrawal program prior to Age 59 1/2, you may be subject to a ten percent penalty tax, in addition to any other tax liability you may have. Accordingly, you should consult your tax adviser before entering into a systematic withdrawal plan. For more information, see “Contracts Which Are MECs—Penalty Tax” on page 46.

LOANS

Availability of Loans. While the Contract is in force, you may borrow money from us using the Contract as the only security for your loan. Loans have priority over the claims of any assignee or any other person. You may borrow up to 90% of the Surrender Value of your Contract as of the end of the Valuation Period in which we receive your loan request. Any outstanding Indebtedness will count against that limit. A loan against your Contract’s Surrender Value may be taken at any time.

If you purchase a Contract in exchange for another life insurance contract under which a loan is outstanding, in our discretion we may permit you to continue that loan under your Contract. We will advise you of the applicable interest rate.

Limitations. The minimum loan amount is $250. In addition, if you have named an irrevocable Beneficiary, you must also obtain written consent from that individual or entity before we make a Contract loan to you.

Interest. The interest rate on all Contract loans is the loan interest rate shown in your Contract. Interest on Contract loans accrues daily and is due on each Contract Anniversary. If you do not pay the interest when due, the unpaid interest will become part of the Contract loan and will accrue interest at the same rate.

When we make a Contract loan to you, we will transfer to the Loan Account a portion of the Account Value equal to the loan amount. We will take the transfers proportionately from the Fixed Account and Sub-Accounts, unless you instruct us otherwise in writing. You may not transfer more than a pro-rata share from the Fixed Account.

We will credit interest to the portion of the Loan Account attributable to preferred loans at the loan interest rate shown in your Contract. We will treat as a preferred loan the portion of your loan equal in amount to (a) your Account Value, minus (b) your total Payments, minus (c) your current preferred loan balance, minus (d) any interest that has accrued on your Indebtedness since the previous Contract Anniversary, plus (e) all prior partial withdrawals in excess of earnings. We will credit interest to the remainder of the Loan Account at the minimum guaranteed interest rate shown in your Contract. On each Contract Anniversary, we will also transfer to the Loan Account an amount of Account Value equal to the amount by which the Indebtedness exceeds the value of the Loan Account.

Effect of Loans. A Contract loan, whether or not repaid, will have a permanent effect on your Account Value because the investment results of each Sub-Account and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would if you had not taken a Contract loan. If the Sub-Accounts and/or Fixed Account earn less than that rate, then your Account Value will be greater than it would have been if you had not taken a Contract loan. Also, if you do not repay a Contract loan, your Indebtedness will be subtracted from the Death Benefit and Surrender Value otherwise payable.

If you have an outstanding Contract loan, the Guaranteed Death Benefit does not apply, and decreases in your Account Value, including decreases due to negative investment results in the Sub-Accounts you have chosen, could cause your Contract to enter the Grace Period and lapse. If you have an outstanding Contract loan and do not pay loan interest when due, unpaid interest will be added to your Contract loan and will bear interest at the same rate. If your investment gains are insufficient, your outstanding Contract loan could exceed your Surrender Value, resulting in your Contract entering the Grace Period.

Tax Consequences of Contract Loans. You may realize taxable income when you take a Contract loan. In most instances, a Contract is treated as a MEC for federal tax purposes. As a result, Contract loans are treated as withdrawals for tax purposes, and the amount of the loan equal to any increase in your Account Value may be treated as taxable income to you. In addition, you may also incur an additional ten percent penalty tax. You should also be aware that interest on Contract loans is generally not deductible. Although a Contract loan is treated as a withdrawal for tax purposes, however, it is treated differently for Contract purposes. For example, under the Contract, a Contract loan, unlike a partial withdrawal, does not reduce the Initial Death Benefit. Accordingly, before you take a Contract loan, you should consult your tax adviser and carefully consider the potential impact of a Contract loan on your rights and benefits under the Contract.

Loan Procedures. The loan amount available will be calculated as of the end of the Valuation Period during which your loan request is received. We generally will pay you the loan amount within seven days of our receiving your complete request.

In addition, you may repay all or any part of any Contract loan without penalty at any time while the Contract is still in effect and the

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Insured is living. If you have a Contract loan outstanding, we will treat any additional Payments we receive from you as a loan repayment, unless you instruct us otherwise in writing. The Payment will be processed as of the end of the Valuation Period during which it is received. We will deduct an amount equal to your loan repayment from the Loan Account and allocate your Payment among the Sub-Accounts and the Fixed Account on the same basis as additional Payments are allocated, unless you instruct us otherwise.

LAPSE AND REINSTATEMENT

Lapse. The Contract will terminate and life insurance coverage will end when one of the following events first occurs:

(a)  you surrender your Contract;

(b)  the Contract reaches the Maturity Date;

(c)  the Grace Period ends; or

(d)  the Insured dies.

Grace Period. Your Contract will enter the Grace Period if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction and either you have any unpaid Indebtedness, or the Guaranteed Death Benefit period has ended. You will be given a 61-day Grace Period in which to pay an additional amount sufficient to keep the Contract in force after the end of the Grace Period.

At least 61 days before the end of the Grace Period, we will send you and any assignee a notice telling you that you must pay at least the amount shown in the notice by the end of the Grace Period to prevent your Contract from terminating. The amount shown in the notice will be determined as provided in the Contract. You may pay a larger amount if you wish. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Contract will lapse and coverage ends. The Contract will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by an amount equal to the Monthly Deductions due and unpaid. See “Death Benefit” beginning on page 28.

Reinstatement. If your Contract lapses during the life of the Insured, you may apply for reinstatement of the Contract by paying us the reinstatement Payment. You must apply for reinstatement within five years from the end of the Grace Period and before the Maturity Date while the Insured is living. A notice will be sent when the Contract lapses indicating the amount needed to reinstate the Contract. The reinstatement Payment is an amount sufficient (1) to pay all unpaid Monthly Deductions for the Grace Period and (2) to keep your Contract in force for three months. If you choose, you may pay a larger amount. If Indebtedness was outstanding at the time of the lapse, you must either repay or reinstate the loan before we will reinstate your Contract. In addition, you must provide evidence of insurability satisfactory to us. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the Payment paid at the time of reinstatement. All Contract charges will continue to be based on your original Contract Date. A Survivorship Contract may be reinstated only if both Insureds are still alive, or if one Insured is alive and the lapse occurred after the death of the first Insured.

GENERAL CONTRACT PROVISIONS

Ownership Rights. During the Insured’s lifetime, the rights and privileges stated in the Contract may be exercised only by the Owner.

The Owner (“you”) is named in the application on the Contract Date, and may be changed from time to time. Unless otherwise provided, the ownership rights of an individual who dies before the Insured will belong to the surviving joint owner, or if no joint owner, to the executors or administrators of that individual’s estate. The ownership rights of a corporation, partnership or fiduciary will belong to its successors or assigns.

Only an officer of Liberty Life can modify, alter or waive Contract provisions, and only by a written instrument.

Beneficiary. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Contract. You may change the Beneficiary or Contingent Beneficiary at any time while the Insured is alive, except irrevocable Beneficiaries and irrevocable Contingent Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We will provide a form to be signed and filed with us. A request for a change in Beneficiary or Contingent Beneficiary will take effect as of the date you signed the form after we acknowledge receipt in writing. Until we acknowledge receipt of change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a Payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the Payment or took the action in question.

If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any revocable Beneficiary is subject to the interest of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary will be you or your estate.

Assignment. While the Insured is alive, you may assign the Contract as collateral security. You must notify us in writing if you assign

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the Contract. Until we receive notice from you, we are not liable for any action we may take or Payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment. An assignment may result in income tax and a ten percent penalty tax. You should consult your tax adviser before assigning your Contract.

Periodic Reports. While your Contract is in force, we will send you a statement at least once each year showing information concerning your Contract transactions and the current status of your Contract. In addition, we will send you such reports or prospectuses concerning the Variable Account or the Portfolios of the underlying Sub-Accounts as may be required by the 1933 Act, as amended, and the 1940 Act, as amended. This information includes annual reports, semi-annual reports and supplements to current prospectuses. You will receive this information in printed form through the mail, unless you consent to available electronic forms of publication, which you can do at any time.

To the extent permitted by rules and regulations, we may provide one copy of each prospectus or report to persons who own more than one Contract.

DISTRIBUTION OF CONTRACTS

Liberty Life Distributors LLC. Liberty Life Distributors LLC (“LLD”), a wholly owned subsidiary of Liberty Life, serves as distributor of the Contracts. LLD is located at 100 Liberty Way, Dover, New Hampshire 03820. It is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered on a continuous basis and sold by registered representatives of broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency. LLD enters into selling agreements with affiliated and unaffiliated broker-dealers and banks whose personnel participate in the offer and sale of the Contracts. In some states, Contracts may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

The maximum sales compensation payable by the Company is not more than seven percent of the initial Payment. In addition, we may pay or permit other promotional incentives in cash, or credit or other compensation. We also may pay override payments, expense reimbursement allowances, bonuses, broker-dealer fees, training allowances, and service fees.

Additional information about distribution of the Contracts is provided in the Statement of Additional Information (“SAI”) in the section titled “Underwriters.” See the back page of this prospectus for details about the SAI.

FEDERAL INCOME TAX CONSIDERATIONS

NOTE: The following discussion is based upon our understanding of current federal income tax law applicable to life insurance contracts in general. We cannot predict the probability that any changes in those laws will be made. Also, we do not guarantee the tax status of the contracts. You bear the complete risk that the contracts may not be treated as “life insurance contracts” under federal income tax laws.

In addition, this discussion does not include a detailed description of the federal income tax consequences of the purchase of these contracts or any discussion of special tax rules that may apply to certain purchase situations. We also have not tried to consider any other possibly applicable tax laws, for example, the state tax consequences of the contracts. You should seek tax advice concerning the effect on your personal tax liability of the transactions permitted under the contract, as well as any other questions you may have concerning the tax status of the contract or the possibility of changes in the tax law.

Taxation of Liberty Life and the Variable Account. Liberty Life is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The operations of the Variable Account are taxed as part of the operations of Liberty Life. Investment income and realized capital gains are not taxed to the extent that they are applied under the Contracts.

Accordingly, we do not anticipate that Liberty Life will incur any federal income tax liability attributable to the operation of the Variable Account (as opposed to the federal tax related to the receipt of Payments under the Contracts). Therefore, we are not making any charge or provision for federal income taxes. However, if the tax treatment of the Variable Account is changed, we may charge the Variable Account for its share of the resulting federal income tax.

In several states, we may incur state and local taxes on the operations of the Variable Account. We currently are not making any charge or provision for them against the Variable Account. We do, however, use part of the withdrawal charge to offset these taxes. If these taxes should be increased, we may make a charge or provision for them against the Sub-Accounts. If we do so, the results of the Sub-Accounts will be reduced.

Tax Status of the Contract. The Contract is structured to satisfy the definition of a life insurance contract under the Tax Code. As a result, the Death Benefit ordinarily will be fully excluded from the gross income of the Beneficiary. The Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. The Death Benefit will also be included in your estate, if the Beneficiary is not your estate but you retained incidents of ownership in the Contract. Examples of incidents of ownership include the right to change Beneficiaries, to assign the Contract or revoke an assignment, and to pledge the Contract or obtain a Contract loan. If you own and are the Insured under a Contract and if you transfer all incidents of ownership in the Contract more than three years before your death, the Death Benefit will not be included in your gross estate. State and local estate and inheritance tax consequences may also apply.

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In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals (or trusts for the benefit of individuals) two or more generations below that of the transfer or may be subject to the federal generation-skipping transfer tax.

In the absence of final regulations or other pertinent interpretations of the Tax Code, some uncertainty exists as to whether a substandard risk Contract will meet the statutory definition of a life insurance contract. If a Contract were deemed not to be a life insurance contract for tax purposes, it would not provide most of the tax advantages usually provided by a life insurance contract. We reserve the right to amend the Contracts to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service (“IRS”).

In addition, you may use the Contract in various arrangements, including non-qualified deferred compensation or salary continuance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax treatment of the proposed arrangement.

Diversification Requirements. Section 817(h) of the Tax Code requires that the underlying assets of a variable life insurance contracts be adequately diversified. Regulations issued by the United States Treasury Department (the “Treasury Department”) provide that a variable life insurance contract will not be treated as a life insurance contract for federal income tax purposes for any period and any subsequent period for which the investments are not adequately diversified. If the Contract were disqualified for this reason, you would lose the tax deferral advantages of the Contract and would be subject to current federal income taxes on all earnings allocable to the Contract.

The Treasury Department regulations provide that variable life insurance contracts such as the Contract meet the diversification requirements if, as of the close of each calendar quarter, or within 30 days after such last day the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. For purposes of determining whether or not the diversification standards of Section 817(h) of the Tax Code have been met, each United States government agency or instrumentality is treated as a separate issuer.

The Treasury Department regulations further provide an alternative to the provision described above. Under this alternative, an investment account will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the account is represented by any one investment; (2) no more than 70% of the value of the total assets of the account is represented by any two investments; (3) no more than 80% of the value of the total assets of the account is represented by any three investments; and (4) no more than 90% of the value of the total assets of the account is represented by any four investments.

These diversification standards are applied to each Sub-Account of the Variable Account by looking to the investments of the Portfolio underlying the Sub-Account. One of our criteria in selecting the Portfolios is that their investment managers intend to manage them in compliance with these diversification requirements.

Owner Control. In certain circumstances, variable life insurance Contract Owners will be considered the owners, for tax purposes, of separate account assets underlying their contracts. In those circumstances, the Contract Owners will be subject to current taxation on the income and gains from the separate account assets.

When the diversification regulations were issued, the Treasury Department announced that in the future, it would provide guidance on the extent to which variable Contract Owners could direct their investments among Sub-Accounts without being treated as owners of the underlying assets of the Variable Account. In Revenue Ruling 2003-91, the IRS described the circumstances under which Contract Owners will not possess sufficient control over the assets underlying their Contracts to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between the policy owner and the insurance company regarding the availability of a particular investment option and other than the policy owner’s right to allocate premiums and transfer funds among the available investment options, all investment decisions concerning the investment options were made by the insurance company or an advisor in its sole and absolute discretion.

We do not believe that your rights under the Contract will result in you being treated as the owner of the assets of any Sub-Account of the Variable Account under Rev. Rule. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner for tax purposes of the underlying assets.

The remainder of this discussion assumes that the Contract will be treated as a life insurance contract for federal tax purposes.

Income Tax Treatment of Life Insurance Death Benefit Proceeds. In general, the amount of the Death Benefit payable under a Contract is excludable from gross income under the Tax Code. Certain transfers of the Contract, however, may result in a portion of the Death Benefit being taxable.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the proceeds options, Payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary’s income, and amounts attributable to interest (occurring after the Insured’s death), which will be includable in the Beneficiary’s income.

Accelerated Death Benefit. In general, the tax treatment of an Accelerated Death Benefit is the same as the treatment of Death

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Benefits, as described above. However, where an Accelerated Death Benefit is based on the Insured’s being “chronically ill” the Tax Code limits the amount of the Accelerated Death Benefit that will qualify for exclusion from federal income taxation. In some circumstances, an Accelerated Death Benefit under the Contract may exceed these limits, and the excess amount therefore may be taxable. Accordingly, if you are considering requesting an Accelerated Death Benefit, you should first consult a qualified tax adviser.

Tax Deferral During Accumulation Period. Under existing provisions of the Tax Code, except as described below, any increase in your Account Value is generally not taxable to you unless you receive or are deemed to receive amounts from the Contract before the Insured dies. If you surrender your Contract, the Cash Value (less any Contract fee paid upon surrender) will be includable in your income to the extent the amount received exceeds the “investment in the contract.” The “investment in the contract” generally is the total Payments and other consideration paid for the Contract, less the aggregate amount received under the Contract previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the Contract constitute income depends, in part, upon whether the Contract is considered a MEC for federal income tax purposes.

Contracts Which Are MECs

Characterization of a Contract as a MEC. In general, this Contract will constitute a MEC unless (1) it was received in exchange for another life insurance contract which was not a MEC, (2) no Payments or other consideration (other than the exchanged contract) are paid into the Contract during the first seven Contract Years, and (3) there is no withdrawal or reduction in the Death Benefit during the first seven Contract Years. In addition, even if the Contract initially is not a MEC, it may, in certain circumstances, become a MEC if there is a later increase in benefits or any other “material change” of the Contract within the meaning of the tax law.

Tax Treatment of Withdrawals, Loans, Assignments and Pledges under MECs. If your Contract is a MEC, withdrawals from your Contract will be treated first as withdrawals of income and then as a recovery of Payments. Thus, you may realize taxable income upon a withdrawal if the Account Value exceeds the investment in the Contract. You may also realize taxable income when you take a Contract loan, because any loan (including unpaid loan interest) under the Contract will be treated as a withdrawal for tax purposes. In addition, if you assign or pledge any portion of the value of your Contract (or agree to assign or pledge any portion), the assigned or pledged portion of your Account Value will be treated as a withdrawal for tax purposes. Before assigning, pledging, or requesting a loan under a Contract which is a MEC, you should consult a qualified tax adviser.

Penalty Tax. Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to ten percent of the portion of the withdrawal that is includable in income, unless the withdrawals are made:(1) after you reach Age 59 1/2; (2) because you have become disabled (as defined in the Tax Code); or (3) as substantially equal periodic Payments over your life or life expectancy (or the joint lives or life expectancies of you and your beneficiary, as defined in the Tax Code).

Payments under our systematic withdrawal program possibly may not qualify for the exception from penalty tax for “substantially equal periodic payments” which is described above. Accordingly, this Contract may be inappropriate for Contract Owners who expect to take substantially equal periodic payments prior to Age 59 1/2. You should consult a qualified tax adviser before entering into a systematic withdrawal plan.

Aggregation of Contracts. All life insurance contracts which are MECs and which are purchased by the same person from us or any of our affiliates within the same calendar year will be aggregated and treated as one Contract for purposes of determining the amount of a withdrawal (including a deemed withdrawal) that is includable in taxable income.

Contracts Which Are Not MECs

Tax Treatment of Withdrawals Generally. If your Contract is not a MEC, the amount of any withdrawal from the Contract will be treated first as a non-taxable recovery of Payments and then as income from the Contract. Thus, only the portion of a withdrawal that exceeds the investment in the Contract immediately before the withdrawal will be includable in taxable income.

Certain Distributions Required by the Tax Law in the First 15 Contract Years. As indicated above, the Tax Code limits the amount of Payments that may be made and the Account Values that can accumulate relative to the Death Benefit. Where cash distributions are required under the Tax Code in connection with a reduction in benefits during the first 15 years after the Contract is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the Tax Code, during this period), some or all of such amounts may be includable in taxable income.

Tax Treatment of Loans. If your Contract is not a MEC, a loan received under the Contract generally will be treated as Indebtedness for tax purposes, rather than a withdrawal of Account Value. As a result, you will not realize taxable income on any part of the loan as long as the Contract remains in force. If you surrender your Contract, however, any outstanding loan balance will be treated as an amount received by you as part of the Surrender Value. Accordingly, you may be subject to taxation on the loan amount at that time. Moreover, if any portion of your Contract loan is a preferred loan, a portion of your Contract loan may be includable in your taxable income. Generally, you may not deduct interest paid on loans under the Contract, even if you use the loan proceeds in your trade or business.

Survivorship Contract. Although we believe that the Contract, when issued as a Survivorship Contract, meets the definition of a life insurance contract under the Tax Code, the Tax Code does not directly address how it applies to Survivorship Contracts. In the absence of final regulations or other guidance under the Tax Code regarding this form of Contract, there is necessarily some uncertainty whether a Survivorship Contract will meet the Tax Code’s definition of a life insurance contract. If you are considering

28

purchasing a Survivorship Contract, you should consult a qualified tax adviser.

If the Contract Owner is the last surviving Insured, the Death Benefit proceeds will generally be includable in the Contract Owner’s estate on his or her death for purposes of the federal estate tax. If the Contract Owner dies and was not the last surviving Insured, the fair market value of the Contract may be included in the Contract Owner’s estate. In general, the Death Benefit proceeds are not included in the last surviving Insured’s estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

Treatment of Maturity Benefits and Extension of Maturity Date. At the Maturity Date, we pay the Surrender Value to you. Generally, the excess of the Cash Value (less any applicable Contract fee) over your investment in the Contract will be includable in your taxable income at that time. If you extend the Maturity Date past the year in which the Insured reaches Age 100 pursuant to an extended maturity agreement (which must be done before the original Maturity Date), we believe the Contract will continue to qualify as life insurance under the Tax Code. However, there is some uncertainty regarding this treatment. It is possible, therefore, that you would be viewed as constructively receiving the Surrender Value in the year in which the Insured attains Age 100 and would realize taxable income at that time, even if the Contract proceeds were not distributed at that time.

Actions to Ensure Compliance with the Tax Law. We believe that the maximum amount of your Payments we intend to permit for the Contracts will comply with the Tax Code definition of a life insurance contract. We will monitor the amount of your Payments, and, if your total Payments during a Contract Year exceed those permitted by the Tax Code, we will refund the excess Payments within 60 days of the end of the Contract Year and will pay interest and other earnings (which will be includable in taxable income) as required by law on the amount refunded. We reserve the right to increase the Death Benefit (which may result in larger charges under a Contract) or to take any other action deemed necessary to ensure the compliance of the Contract with the federal tax definition of a life insurance contract.

Federal Income Tax Withholding. We will withhold and remit to the federal government a part of the taxable portion of withdrawals made under a Contract, unless the Owner notifies us in writing at or before the time of the withdrawal that he or she chooses not to have withholding. As Contract Owner, you will be responsible for the Payment of any taxes and early distribution penalties that may be due on the amounts received under the Contract, whether or not you choose withholding. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax Payments are insufficient to satisfy your total tax liability.

Tax Advice. This summary is not a complete discussion of the tax treatment of the Contract. You should seek tax advice from an attorney who specializes in tax issues.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account or Liberty Life Distributors LLC, the principal distributor of the Contracts. Liberty Life is engaged in routine lawsuits which, in our management’s judgment, are not of material importance to its total assets or material with respect to the Variable Account.

LEGAL MATTERS

All matters of Massachusetts law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Massachusetts law, have been passed upon by William J. O’Connell, Esq., General Counsel and Assistant Secretary of Liberty Life. The law firm of Jorden Burt LLP, 1025 Thomas Jefferson Street NW, Suite 400, East Lobby, Washington, DC 20007-5208, serves as special counsel to Liberty Life with respect to federal securities laws.

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2005 and for each of the periods in the two years then ended, the financial statements of Liberty Life at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the related financial statement schedule of Liberty Life and the accompanying Independent Auditors’ Reports appear in the SAI.

GLOSSARY OF TERMS USED IN THE PROSPECTUS

Please refer to this list for the meaning of the following terms:

Account Value—The sum of the values of your interests in the Sub-Accounts, the Fixed Account and the Loan Account.

Accumulation Unit—An accounting unit of measurement which we use to calculate the value of a Sub-Account.

Age—An Insured’s age at his or her last birthday.

Asset Allocation Models—Models designed by Standard & Poor’s Investment Advisory Services LLC as a suggestion on how to allocate Account Value among the Sub-Accounts under the Contract.

Asset Rebalancing—Our program under which we periodically readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level.

Beneficiary(ies)—The person(s) named by you to receive the Death Benefit under the Contract.

Cash Value—The Account Value less any applicable withdrawal charges.

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Contract Anniversary—The same day and month as the Contract Date for each subsequent year the Contract remains in force.

Contract Date—The effective date of insurance coverage under your Contract. It is used to determine Contract Anniversaries, Contract Years and the Monthly Date.

Contract Owner—The person(s) having the privileges of ownership defined in the Contract. The Contract Owner(s) may or may not be the same person(s) as the Insured(s). If your Contract is issued pursuant to a tax-qualified retirement plan, your ownership privileges may be modified by the plan.

Contract Year—Each twelve-month period beginning on the Contract Date and each Contract Anniversary.

Death Benefit—The amount payable to the Beneficiary under the Contract upon the death of the Insured, before Payment of any unpaid Indebtedness.

Delivery Date—If your Contract is issued in the field under simplified underwriting or you pay your initial Payment upon receipt of your Contract, the date on which your Contract is personally delivered to you; otherwise five days after we mail your Contract for delivery to you.

Dollar Cost Averaging—Our program under which we periodically transfer a fixed dollar amount to the Sub-Accounts of your choice, until the source you designate is exhausted or you instruct us to stop.

Fixed Account—The portion of the Account Value allocated to our general account.

Grace Period—A 61-day period during which the Contract will remain in force so as to permit you to pay a sufficient amount to keep the Contract from lapsing.

Indebtedness—The sum of all unpaid Contract Loans and accrued loan interest.

Insured—A person whose life is Insured under the Contract.

Loan Account—An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Indebtedness.

Maturity Date—For Single life Contracts, the Contract Anniversary on or after the Insured’s 100th birthday. For Survivorship Contracts, the Contract Anniversary on or after the younger Insured’s 100th birthday.

Monthly Date—The same day in each month as the Contract Date. The day of the month on which the Monthly Deduction is taken from your Account Value.

Monthly Deduction—The amount deducted from the Account Value on each Monthly Date for the cost of insurance charge, the Contract fee (when due), the Expense Charge on the Fixed Account and the cost of any optional benefit rider.

Net Investment Factor—The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

Payment—An amount paid to us as payment for the Contract by you or on your behalf.

Portfolio(s)—The underlying mutual funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

SEC—The United States Securities and Exchange Commission.

Sub-Account—A division of the Variable Account, which invests wholly in shares of one of the Portfolios.

Sub-Account Value—The value of the assets held in a Sub-Account.

Surrender Value—The Cash Value less any unpaid Indebtedness.

Tax Code—The Internal Revenue Code of 1986, as amended.

Valuation Date—Each day the New York Stock Exchange (“NYSE”) is open for business and we are open. We currently are open for variable business on each day the NYSE is open, except for emergencies or other times permitted by the SEC.

Valuation Period—The period of time over which we determine the change in the value of the Sub-Accounts. Each Valuation Period begins at the close of normal trading on the NYSE, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date, or the next day we are open, if later.

Variable Account—LLAC Variable Account, which is a segregated investment account of Liberty Life.

We, Us, Our, The Company—Liberty Life Assurance Company of Boston (“Liberty Life”).

You, Your, Yours—The Owner of the Contract.

To learn more about the Variable Account, Liberty Life, and the Contracts, you should read the SAI dated the same date as this prospectus. Please call our Service Center at 1-800-451-7065 extension 36203: (1) to request a copy of the SAI; (2) to receive personalized illustrations of Death Benefits, net cash Surrender Values, and Cash Values; and (3) to ask questions about the Contract

30

or make other inquiries.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about the Variable Account and the Contract. Our reports and other information about the Variable Account and the Contract (including the SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., or may be obtained, upon Payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202)942-8090.

Investment Company Act of 1940 Registration File No. 811-09075

31

VARIABLE LIFE INSURANCE CONTRACTS

(VARIABLE LIFE INSURANCE CONTRACTS IN SOUTH CAROLINA)

(SINGLE LIFE AND SURVIVORSHIP)

ISSUED BY

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

IN CONNECTION WITH ITS

LLAC VARIABLE ACCOUNT

175 BERKELEY STREET, P.O. BOX 140

BOSTON, MASSACHUSETTS 02117-0140

SERVICE CENTER

100 LIBERTY WAY

DOVER, NEW HAMPSHIRE 03820

1-800-451-7065 EXT. 36203

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (“SAI”) is not a prospectus. It contains information in addition to the information in the prospectus, dated May 1, 2006, for Modified Single Payment Variable Life Insurance Contracts (the “Contract” or “Contracts”) offered by Liberty Life Assurance Company of Boston (“Liberty Life”, “the Company”, “we”, “us”, “ours”). You should read this SAI together with the Contract’s prospectus, which we may amend from time to time.

To obtain a copy of a prospectus for the Contract, please call us at 1-800-451-7065 Ext. 36203 or write to our Service Center at the address provided above.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE CONTRACTS AND FOR THE PORTFOLIOS IN WHICH THE LLAC VARIABLE ACCOUNT INVESTS.

THE CONTRACTS AND THE INVESTMENTS IN THE PORTFOLIOS ARE NOT INSURED BY THE FDIC OR ANY OTHER FEDERAL GOVERNMENT AGENCY, NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY ANY BANK OR ITS SUBSIDIARIES, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF VALUE.

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2006

RELATING TO PROSPECTUS DATED: MAY 1, 2006

Capitalized terms used in this SAI are defined where first used or in the Glossary beginning on page 46 of the Contract prospectus.

THE COMPANY

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON. Liberty Life Assurance Company of Boston was incorporated on September 17, 1963 as a stock life insurance company. Its executive and administrative offices are located at 175 Berkeley Street, Boston, Massachusetts 02117.

Liberty Life writes individual life insurance, group life, disability insurance and individual and group annuity contracts. Some of these contracts are eligible for dividends and some are not. The variable life insurance contracts described in the prospectus are not eligible for dividends. Liberty Life is licensed to do business in all states, in the District of Columbia, and in Canada. We intend to market the Contracts everywhere in the United States where we conduct life insurance business.

Liberty Life is 90% owned by Liberty Mutual Insurance Company (“Liberty Mutual”) and 10% owned by Liberty Mutual Fire Insurance Company (“LMFIC”), both of which are stock property and casualty insurance companies incorporated under the laws of the Commonwealth of Massachusetts. Liberty Mutual and LMFIC are both wholly-owned subsidiaries of Liberty Mutual Group Inc., a stock holding company incorporated under the laws of the Commonwealth of Massachusetts. Liberty Mutual Group Inc. is a wholly-owned subsidiary of LMHC Massachusetts Holdings Inc., a stock holding company incorporated under the laws of the Commonwealth of Massachusetts. LMHC Massachusetts Holdings Inc. is a wholly-owned subsidiary of Liberty Mutual Holding Company Inc., a Massachusetts mutual holding company.

Liberty Life is obligated to pay all amounts promised to Contract Owners under the Contracts. Pursuant to a guarantee agreement effective February 3, 1998 and as amended March 3, 2006, Liberty Mutual unconditionally guarantees to us on behalf of and for the benefit of Liberty Life and owners of life insurance contracts and annuity contracts issued by Liberty Life that Liberty Mutual will, on demand, make funds available to us for the timely payment of contractual obligations under any insurance policy or annuity contract issued by us. Liberty Mutual’s commitment under the guarantee agreement supports our general account obligations, including our Fixed Account obligations under the Contracts and our obligation to pay death benefits in excess of the Account Values of the Contracts. While the guarantee agreement provides us with financial backing from Liberty Mutual, it does not create a direct contractual relationship between Liberty Mutual and you. Liberty Mutual may terminate this guarantee on notice to Liberty Life.

For additional information, please refer to the Contract prospectus, “Description of Liberty Life and the Variable Account,” on page xx.

THE VARIABLE ACCOUNT

LLAC VARIABLE ACCOUNT. LLAC Variable Account (“the Variable Account”) was originally established on July 10, 1998 as a segregated asset account of Liberty Life under the laws of the Commonwealth of Massachusetts. The Variable Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Liberty Life.

SERVICES

SAFEKEEPING OF THE VARIABLE ACCOUNT’S ASSETS. Liberty Life holds the assets of the Variable Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE CONTRACTS

PERIODIC REPORTS. We will maintain all records relating to the Variable Account and the Sub-Accounts. While your Contract is in force, we will send you a statement at least once each year showing information concerning your Contract transactions and the current status of your Contract. The statement will include the Account Value as of the end of the current and prior reporting period, the number, type and value of your interests in the Sub-Accounts to which you have allocated your Payments, the current Death Benefit, Surrender Value, indebtedness, partial withdrawals, Payments made, and deductions made since the last statement. We will also include any information required by applicable laws and regulations. If you ask us, we will send you an additional statement at any time. We may charge up to $25 for this additional statement. We will tell you the current charge before we send you the statement.

In addition, we will send you such reports or prospectuses concerning the Variable Account or the Portfolios of the underlying Sub-Accounts as may be required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. This information includes annual reports, semi-annual reports and supplements to current prospectuses. You will receive this information in printed form through the mail, unless you consent to available electronic forms of publication, which you can do at any time.

To the extent permitted by rules and regulations, we may provide one copy of each prospectus or report to persons who own more than one Contract.

We also will mail you confirmation notices or other appropriate notices of Contract transactions quarterly or more frequently within the time periods specified by law. Please give us prompt written notice of any address change. In addition, please review your periodic statements and notices carefully, as they contain important information relating to the status of your Contract. It is your obligation to report to us, at the address or phone number provided on your statement, any errors or discrepancies concerning the information provided on the statement or notice.

NOTICE AND ELECTIONS. To be effective, all notices and elections under the Contract must be in writing, signed by you, and received by us at our Service Center. Certain exceptions may apply. Unless otherwise provided in the Contract, all notices, requests and elections will be effective when received at our Service Center complete with all necessary information.

MODIFICATIONS. We reserve the right to modify the Contract without your express consent, in the circumstances described in this prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency. The provisions of the Contract will be construed so as to comply with the requirements of Section 7702 of the Tax Code.

LIMIT ON RIGHT TO CONTEST. In the absence of fraud, we may not contest the insurance coverage under the Contract after the Contract has been in force for two years after the Contract Date while the Insured is alive. The two-year incontestability period may vary in certain states to comply with the requirements of state insurance laws and regulations.

In issuing a Contract, we rely on your application. Your statements in that application and any supplemental applications, in the absence of fraud, are considered representations and not warranties. In the absence of fraud, we will not use any statement made in connection with the Contract application to void the Contract or to deny a claim, unless that statement is a part of the application or an amendment thereto.

SUICIDE. If the Insured commits suicide while sane or kills him- or herself while insane within two years of the Contract Date, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay you an amount equal to the Account Value less any Indebtedness, or the minimum amount required by the state in which your Contract was issued, and the Contract will end.

MISSTATEMENT AS TO AGE AND SEX. If the Age or sex of the Insured is incorrectly stated in the application, we will adjust any proceeds appropriately as specified in the Contract.

SURVIVORSHIP CONTRACT. Under a Survivorship Contract, provisions regarding incontestability, suicide and misstatements of Age or sex apply to each Insured.

CREDITORS’ CLAIMS. To the extent permitted by law, no benefits payable under this Contract will be subject to the claims of your or the Beneficiary’s creditors.

DIVIDENDS. We will not pay any dividend under the Contract.

UNDERWRITERS

LIBERTY LIFE DISTRIBUTORS LLC. Liberty Life Distributors LLC (“LLD”), a wholly owned subsidiary of Liberty Life, serves as distributor of the Contracts. LLD is located at 100 Liberty Way, Dover, New Hampshire 03820. It is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered on a continuous basis and sold by registered representatives of broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency. LLD enters into selling agreements with affiliated and unaffiliated broker-dealers and banks whose personnel participate in the offer and sale of the Contracts. In some states, Contracts may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

The maximum sales compensation payable by the Company is not more than seven percent of the initial Payment. In addition, we may pay or permit other promotional incentives in cash, or credit or other compensation. We also may pay override payments, expense reimbursement allowances, bonuses, broker-dealer fees, training allowances, and service fees.

The aggregate dollar amount of underwriting commissions paid to LLD for the years ended December 31, 2005, 2004 and 2003 were $488,526, $429,116, and $429,102, respectively. None of the underwriting commissions were retained by LLD for each of these periods. No other fees were paid to LLD for distribution services.

The distribution agreement with LLD provides for indemnification of LLD by Liberty Life for liability to Owners arising out of services rendered or contracts issued.

ADDITIONAL INFORMATION ABOUT CHARGES

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS. Where permitted by state insurance laws, Contracts may be purchased under group or sponsored arrangements. We may reduce or waive the charges and deductions described above for Contracts issued under these arrangements. Among other things, we may waive withdrawal charges and deductions to employees, officers, directors, agents, and immediate family members of the foregoing. We will reduce these charges and deductions in accordance with our rules in effect when we approve the application for a Contract. To qualify for a reduction, a group or sponsored arrangement must satisfy our criteria as to, for example, the size of the group, the expected number of participants and anticipated Payments from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Contract vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Contracts are purchased and certain characteristics of the group’s members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

From time to time, we may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Contract Owners and all other owners of all other contracts funded by the Variable Account.

UNDERWRITING PROCEDURES. Before issuing a policy we will require evidence of insurability. This means that (1) you must complete an application and submit it to the Company, and (2) we may require that the Insured have a medical examination. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. Applicants who meet guidelines on issue age and Payment limitations may be eligible for simplified underwriting without a medical examination.

Insurance charges will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The insurance charge rate will not exceed those shown on the Contract’s specifications pages, which are based on the 1980 Commissioners’ Standard Ordinary Mortality Table (“1980 CSO”), male or female (unisex rates may be required in some situations), smoker or nonsmoker, Age of the Insured.

A special risk class is used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 CSO, male or female (unisex rates may be required in some situations), smoker or nonsmoker and Age of the Insured.

For additional information on charges, please refer to the Contract prospectus, “Charges and Deductions” beginning on page 29.

PERFORMANCE DATA

PERFORMANCE INFORMATION. From time to time, we may include in our marketing materials and Contract Owner reports performance information for the Sub-Accounts of the Variable Account available under the Contracts. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also, please note that performance figures shown do not reflect any applicable taxes.

The performance figures in these reports represent the total return for the Sub-Accounts for the periods indicated, and reflects all expenses of the underlying Portfolios, as well as the guaranteed maximum 1.65% Separate Account Expense Charge against amounts allocated to the underlying Portfolios. The rates of return do not reflect withdrawal charges, Monthly Deductions (including the cost of insurance charge), or premium taxes. These charges would reduce the average annual return reflected. Performance figures in these reports may run from the date of inception of the underlying Portfolios, which may predate when the Variable Account was established on July 10, 1998 and when the Contract first was available for sale on December 6, 1999. The average annual returns shown in the reports are calculated as follows:

P*(1+T)^n = ERV

where:

P              =  a hypothetical initial payment of $1,000

T             =  average annual total return

n              =  number of years

ERV        = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, three, five, or ten-year period as of the end of the period or fractional portion thereof.

For additional information on Contract charges, please refer to the Contract prospectus, “Charges and Deductions” beginning on page 29.

ILLUSTRATIONS

NARRATIVE INFORMATION. The following tables have been prepared to help show how values under Single Life and Survivorship Contracts change with investment experience. The tables illustrate how Account Values, Surrender Values, and Death Benefits under a Contract issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return on the Portfolios’ assets were a uniform, gross, after tax, annual rate of 0%, 6%, and 12%. These gross rates of return do not reflect the deduction of charges and expenses of the Portfolios. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Account Values, Surrender Values and Death Benefits may be different.

The amounts shown for the Account Value, Surrender Value and Death Benefit as of each Contract Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross after-tax return on the Portfolios, as a result of expenses paid by the Portfolios and charges levied against the Sub-Accounts. The values shown reflect a daily charge to the Sub-Accounts of 1.65% of average daily net assets to compensate Liberty Life for its expenses incurred and for assuming mortality and expense risks under the Contracts. In addition, the net investment returns also reflect the deduction of the Portfolio investment advisory fees and other Portfolio expenses at an annual effective rate of 0.87%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios, without any expense reimbursements or fee waivers. If current expense reimbursements and fee waivers were included, the annual effective rate would have been 0.85%. Liberty Life anticipates that expense reimbursement and fee waiver arrangements currently in effect will continue through the current year. If there should be an increase or decrease in the expense reimbursements and fee waivers of a Portfolio that has such arrangements, that change will be reflected in the net asset value of the corresponding Portfolio.

The tables also reflect applicable charges including an annual Contract fee of $30.00 per year, and monthly charges for providing insurance protection. Currently, no Contract fee is deducted in any year in which the Account Value exceeds $50,000. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges. The current cost of insurance charge for Single Life Contracts, Standard Class Non Tobacco is equal to the lesser of (a) 0.45% annually of the Account Value or (b) the guaranteed cost of insurance charge. The current cost of insurance charge for Survivorship Contracts, Standard Class Non Tobacco is equal to the lesser of (a) 0.15% annually of the Account Value or (b) the guaranteed cost of insurance charge. After deduction of these amounts (other than the cost of insurance charges and Contract fee), hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to approximate net annual investment rates of return of -0.85%, 5.15%, and 11.15%, respectively, on a current basis and -0.87%, 5.13% and 11.13%, respectively, on a guaranteed basis. Guaranteed cost of insurance rates vary by issue Age (or attained Age in the case of increases in the Initial Death Benefit), sex, rating class and Contract Year and, therefore, cost of insurance charges are not reflected in the approximate net annual investment rate of return stated above.

The tables illustrate the Account Values, Surrender Values, and Death Benefits that would result based upon the hypothetical investment rates of return if no Payment other than the indicated initial Payment is paid, if the entire initial Payment is allocated to the Variable Account, and if no Contract loans are taken. The tables also assume that no partial withdrawals or transfers have been made.

Values are shown for Contracts which are issued to standard non-tobacco class Insureds. Values for Contracts issued on a basis involving a higher mortality risk would result in lower Account Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable guaranteed cost of insurance rate structure than males.

Where the Surrender Value in an illustration is zero, any Death Benefit shown is the Guaranteed Death Benefit. If no value is shown for the Death Benefit, then the Guaranteed Death Benefit period has expired and the

Contract has lapsed. If a Contract loan is outstanding, the Guaranteed Death Benefit will not prevent a Contract from lapsing in accordance with the Grace Period provisions.

The tables reflect the fact that no charges for federal, state or other income taxes are currently made against the Variable Account. If such a charge is made in the future, a higher gross rate of return than illustrated will be needed to produce the net after-tax returns shown in the tables.

Upon request, Liberty Life will furnish a comparable illustration based on the proposed Insured’s Age, sex, underwriting classification, proposed initial Payment, and any available agreements requested. Please contact your representative, call us at 1-800-451-7065 Ext. 36203 or write to our Service Center to request an illustration.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT

MALE STANDARD NON-TOBACCO ISSUE AGE 65

$30,000 INITIAL PAYMENT

$60,477 INITIAL DEATH BENEFIT

VALUES - CURRENT COST OF INSURANCE

	SINGLE PAYMENT PLUS	0% HYPOTHETICAL GROSS INVESTMENT RETURN			6% HYPOTHETICAL GROSS INVESTMENT RETURN			12% HYPOTHETICAL GROSS INVESTMENT RETURN
	INTEREST	ACCOUNT	SURRENDER	DEATH	ACCOUNT	SURRENDER	DEATH	ACCOUNT	SURRENDER	DEATH
YEAR	AT 5%	VALUE	VALUE	BENEFIT	VALUE	VALUE	BENEFIT	VALUE	VALUE	BENEFIT
1	31,500	29,127	26,202	60,477	30,890	27,965	60,477	32,652	29,727	60,477
2	33,075	28,250	25,400	60,477	31,774	28,924	60,477	35,506	32,656	60,477
3	34,729	27,399	24,624	60,477	32,686	29,911	60,477	38,612	35,837	60,477
4	36,465	26,572	24,322	60,477	33,624	31,374	60,477	41,993	39,743	60,477
5	38,288	25,769	23,594	60,477	34,590	32,415	60,477	45,673	43,498	60,477

6	40,203	24,990	23,490	60,477	35,585	34,085	60,477	49,678	48,178	60,477
7	42,213	24,234	22,809	60,477	36,609	35,184	60,477	54,037	52,612	60,477
8	44,324	23,499	23,499	60,477	37,663	37,663	60,477	58,815	58,815	64,108
9	46,540	22,786	22,786	60,477	38,749	38,749	60,477	64,022	64,022	68,504
10	48,867	22,094	22,094	60,477	39,867	39,867	60,477	69,735	69,735	73,221
11	51,310	21,422	21,422	60,477	41,018	41,018	60,477	76,019	76,019	79,820
12	53,876	20,769	20,769	60,477	42,204	42,204	60,477	82,846	82,846	86,988
13	56,569	20,135	20,135	60,477	43,424	43,424	60,477	90,256	90,256	94,769
14	59,398	19,520	19,520	60,477	44,681	44,681	60,477	98,296	98,296	103,211
15	62,368	18,923	18,923	60,477	45,975	45,975	60,477	107,014	107,014	112,365
16	65,486	18,343	18,343	60,477	47,307	47,307	60,477	116,475	116,475	122,299
17	68,761	17,780	17,780	60,477	48,679	48,679	60,477	126,772	126,772	133,110
18	72,199	17,233	17,233	60,477	50,091	50,091	60,477	137,979	137,979	144,878
19	75,809	16,703	16,703	60,477	51,576	51,576	60,477	150,177	150,177	157,686
20	79,599	16,187	16,187	60,477	53,106	53,106	60,477	163,454	163,454	171,627
21	83,579	15,687	15,687	60,477	54,680	54,680	60,477	177,904	177,904	186,799
22	87,758	15,201	15,201	60,477	56,301	56,301	60,477	193,632	193,632	203,313
23	92,146	14,730	14,730	60,477	57,971	57,971	60,869	210,750	210,750	221,288
24	96,753	14,272	14,272	60,477	59,689	59,689	62,674	229,382	229,382	240,851
25	101,591	13,827	13,827	60,477	61,459	61,459	64,532	249,660	249,660	262,143
26	106,670	13,396	13,396	60,477	63,282	63,282	65,813	271,732	271,732	282,601
27	112,004	12,977	12,977	60,477	65,158	65,158	67,113	295,754	295,754	304,627
28	117,604	12,570	12,570	60,477	67,090	67,090	68,432	321,901	321,901	328,339
29	123,484	12,175	12,175	60,477	69,079	69,079	69,770	350,359	350,359	353,862
30	129,658	11,792	11,792	60,477	71,287	71,287	71,999	382,187	382,187	386,009
31	136,141	11,419	11,419	60,477	73,542	73,542	74,277	416,776	416,776	420,944
32	142,948	11,058	11,058	60,477	75,828	75,828	76,586	454,256	454,256	458,799
33	150,096	10,707	10,707	60,477	78,113	78,113	78,894	494,649	494,649	499,595
34	157,600	10,366	10,366	60,477	80,429	80,429	81,234	538,379	538,379	543,763
35	165,480	10,035	10,035	60,477	82,814	82,814	82,814	585,975	585,975	585,975

Assumptions:

(1) Assumes no Contract loans have been made.

(2) Values reflect current cost of insurance charges and contract fees.

(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

(4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

(5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT

MALE STANDARD NON-TOBACCO ISSUE AGE 65

$30,000 INITIAL PAYMENT

$60,477 INITIAL DEATH BENEFIT

VALUES - GUARANTEED COST OF INSURANCE

	SINGLE PAYMENT PLUS	0% HYPOTHETICAL GROSS INVESTMENT RETURN			6% HYPOTHETICAL GROSS INVESTMENT RETURN			12% HYPOTHETICAL GROSS INVESTMENT RETURN
	INTEREST	ACCOUNT	SURRENDER	DEATH	ACCOUNT	SURRENDER	DEATH	ACCOUNT	SURRENDER	DEATH
YEAR	AT 5%	VALUE	VALUE	BENEFIT	VALUE	VALUE	BENEFIT	VALUE	VALUE	BENEFIT
1	31,500	28,571	25,646	60,477	30,338	27,413	60,477	32,106	29,181	60,477
2	33,075	27,040	24,190	60,477	30,592	27,742	60,477	34,358	31,508	60,477
3	34,729	25,423	22,648	60,477	30,782	28,007	60,477	36,814	34,039	60,477
4	36,465	23,705	21,455	60,477	30,900	28,650	60,477	39,506	37,256	60,477
5	38,288	21,862	19,687	60,477	30,932	28,757	60,477	42,475	40,300	60,477
6	40,203	19,857	18,357	60,477	30,852	29,352	60,477	45,763	44,263	60,477
7	42,213	17,662	16,237	60,477	30,643	29,218	60,477	49,437	48,012	60,477
8	44,324	15,245	15,245	60,477	30,286	30,286	60,477	53,579	53,579	60,477
9	46,540	12,536	12,536	60,477	29,736	29,736	60,477	58,251	58,251	62,328
10	48,867	9,476	9,476	60,477	28,953	28,953	60,477	63,404	63,404	66,574
11	51,310	5,995	5,995	60,477	27,894	27,894	60,477	69,073	69,073	72,526
12	53,876	2,015	2,015	60,477	26,504	26,504	60,477	75,229	75,229	78,990
13	56,569	0	0	0	24,719	24,719	60,477	81,911	81,911	86,006
14	59,398	0	0	0	22,454	22,454	60,477	89,159	89,159	93,617
15	62,368	0	0	0	19,594	19,594	60,477	97,016	97,016	101,867
16	65,486	0	0	0	15,976	15,976	60,477	105,527	105,527	110,803
17	68,761	0	0	0	11,378	11,378	60,477	114,735	114,735	120,472
18	72,199	0	0	0	5,488	5,488	60,477	124,687	124,687	130,922
19	75,809	0	0	0	0	0	0	135,429	135,429	142,200
20	79,599	0	0	0	0	0	0	147,009	147,009	154,360
21	83,579	0	0	0	0	0	0	159,481	159,481	167,455
22	87,758	0	0	0	0	0	0	172,898	172,898	181,543
23	92,146	0	0	0	0	0	0	187,320	187,320	196,686
24	96,753	0	0	0	0	0	0	202,809	202,809	212,949
25	101,591	0	0	0	0	0	0	219,425	219,425	230,396
26	106,670	0	0	0	0	0	0	237,229	237,229	246,718
27	112,004	0	0	0	0	0	0	256,914	256,914	264,622
28	117,604	0	0	0	0	0	0	278,787	278,787	284,362
29	123,484	0	0	0	0	0	0	303,216	303,216	306,248
30	129,658	0	0	0	0	0	0	330,670	330,670	333,976
31	136,141	0	0	0	0	0	0	360,498	360,498	364,103
32	142,948	0	0	0	0	0	0	392,814	392,814	396,742
33	150,096	0	0	0	0	0	0	427,634	427,634	431,910
34	157,600	0	0	0	0	0	0	464,789	464,789	469,437
35	165,480	0	0	0	0	0	0	504,473	504,473	504,473

Assumptions:

(1) Assumes no Contract loans have been made.

(2) Values reflect guaranteed cost of insurance charges and contract fees.

(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

(4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

(5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT

FEMALE STANDARD NON-TOBACCO ISSUE AGE 65

$30,000 INITIAL PAYMENT

$69,417 INITIAL DEATH BENEFIT

VALUES - CURRENT COST OF INSURANCE

	SINGLE PAYMENT PLUS	0% HYPOTHETICAL GROSS INVESTMENT RETURN			6% HYPOTHETICAL GROSS INVESTMENT RETURN			12% HYPOTHETICAL GROSS INVESTMENT RETURN
	INTEREST	ACCOUNT	SURRENDER	DEATH	ACCOUNT	SURRENDER	DEATH	ACCOUNT	SURRENDER	DEATH
YEAR	AT 5%	VALUE	VALUE	BENEFIT	VALUE	VALUE	BENEFIT	VALUE	VALUE	BENEFIT
1	31,500	29,127	26,202	69,417	30,890	27,965	69,417	32,652	29,727	69,417
2	33,075	28,250	25,400	69,417	31,774	28,924	69,417	35,506	32,656	69,417
3	34,729	27,399	24,624	69,417	32,686	29,911	69,417	38,612	35,837	69,417
4	36,465	26,572	24,322	69,417	33,624	31,374	69,417	41,993	39,743	69,417
5	38,288	25,769	23,594	69,417	34,590	32,415	69,417	45,673	43,498	69,417
6	40,203	24,990	23,490	69,417	35,585	34,085	69,417	49,678	48,178	69,417
7	42,213	24,234	22,809	69,417	36,609	35,184	69,417	54,037	52,612	69,417
8	44,324	23,499	23,499	69,417	37,663	37,663	69,417	58,815	58,815	69,417
9	46,540	22,786	22,786	69,417	38,749	38,749	69,417	64,052	64,052	69,417
10	48,867	22,094	22,094	69,417	39,867	39,867	69,417	69,860	69,860	73,353
11	51,310	21,422	21,422	69,417	41,018	41,018	69,417	76,236	76,236	80,048
12	53,876	20,769	20,769	69,417	42,204	42,204	69,417	83,175	83,175	87,334
13	56,569	20,135	20,135	69,417	43,424	43,424	69,417	90,723	90,723	95,260
14	59,398	19,520	19,520	69,417	44,681	44,681	69,417	98,930	98,930	103,877
15	62,368	18,923	18,923	69,417	45,975	45,975	69,417	107,847	107,847	113,240
16	65,486	18,343	18,343	69,417	47,307	47,307	69,417	117,528	117,528	123,405
17	68,761	17,780	17,780	69,417	48,679	48,679	69,417	128,028	128,028	134,429
18	72,199	17,233	17,233	69,417	50,091	50,091	69,417	139,403	139,403	146,373
19	75,809	16,703	16,703	69,417	51,576	51,576	69,417	151,727	151,727	159,314
20	79,599	16,187	16,187	69,417	53,106	53,106	69,417	165,141	165,141	173,398
21	83,579	15,687	15,687	69,417	54,680	54,680	69,417	179,740	179,740	188,727
22	87,758	15,201	15,201	69,417	56,301	56,301	69,417	195,630	195,630	205,412
23	92,146	14,730	14,730	69,417	57,971	57,971	69,417	212,925	212,925	223,572
24	96,753	14,272	14,272	69,417	59,689	59,689	69,417	231,749	231,749	243,337
25	101,591	13,827	13,827	69,417	61,459	61,459	69,417	252,237	252,237	264,849
26	106,670	13,396	13,396	69,417	63,282	63,282	69,417	274,536	274,536	285,518
27	112,004	12,977	12,977	69,417	65,158	65,158	69,417	298,807	298,807	307,771
28	117,604	12,570	12,570	69,417	67,090	67,090	69,417	325,223	325,223	331,728
29	123,484	12,175	12,175	69,417	69,079	69,079	69,770	353,975	353,975	357,514
30	129,658	11,792	11,792	69,417	71,294	71,294	72,007	386,174	386,174	390,036
31	136,141	11,419	11,419	69,417	73,556	73,556	74,291	421,158	421,158	425,370
32	142,948	11,058	11,058	69,417	75,847	75,847	76,605	459,057	459,057	463,648
33	150,096	10,707	10,707	69,417	78,135	78,135	78,916	499,892	499,892	504,891
34	157,600	10,366	10,366	69,417	80,451	80,451	81,256	544,085	544,085	549,526
35	165,480	10,035	10,035	69,417	82,837	82,837	82,837	592,185	592,185	592,185

Assumptions:

(1) Assumes no Contract loans have been made.

(2) Values reflect current cost of insurance charges and contract fees.

(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

(4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

(5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF

RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT

FEMALE STANDARD NON-TOBACCO ISSUE AGE 65

$30,000 INITIAL PAYMENT

$69,417 INITIAL DEATH BENEFIT

VALUES - GUARANTEED COST OF INSURANCE

	SINGLE PAYMENT PLUS	0% HYPOTHETICAL GROSS INVESTMENT RETURN			6% HYPOTHETICAL GROSS INVESTMENT RETURN			12% HYPOTHETICAL GROSS INVESTMENT RETURN
	INTEREST	ACCOUNT	SURRENDER	DEATH	ACCOUNT	SURRENDER	DEATH	ACCOUNT	SURRENDER	DEATH
YEAR	AT 5%	VALUE	VALUE	BENEFIT	VALUE	VALUE	BENEFIT	VALUE	VALUE	BENEFIT
1	31,500	28,691	25,766	69,417	30,456	27,531	69,417	32,220	29,295	69,417
2	33,075	27,309	24,459	69,417	30,846	27,996	69,417	34,595	31,745	69,417
3	34,729	25,879	23,104	69,417	31,199	28,424	69,417	37,181	34,406	69,417
4	36,465	24,394	22,144	69,417	31,511	29,261	69,417	40,007	37,757	69,417
5	38,288	22,843	20,668	69,417	31,776	29,601	69,417	43,105	40,930	69,417
6	40,203	21,207	19,707	69,417	31,980	30,480	69,417	46,509	45,009	69,417
7	42,213	19,460	18,035	69,417	32,104	30,679	69,417	50,261	48,836	69,417
8	44,324	17,564	17,564	69,417	32,122	32,122	69,417	54,411	54,411	69,417
9	46,540	15,479	15,479	69,417	32,007	32,007	69,417	59,026	59,026	69,417
10	48,867	13,158	13,158	69,417	31,727	31,727	69,417	64,197	64,197	69,417
11	51,310	10,554	10,554	69,417	31,250	31,250	69,417	69,992	69,992	73,491
12	53,876	7,616	7,616	69,417	30,541	30,541	69,417	76,316	76,316	80,132
13	56,569	4,285	4,285	69,417	29,561	29,561	69,417	83,194	83,194	87,354
14	59,398	487	487	69,417	28,255	28,255	69,417	90,671	90,671	95,204
15	62,368	0	0	0	26,552	26,552	69,417	98,793	98,793	103,732
16	65,486	0	0	0	24,349	24,349	69,417	107,609	107,609	112,989
17	68,761	0	0	0	21,505	21,505	69,417	117,169	117,169	123,027
18	72,199	0	0	0	17,829	17,829	69,417	127,524	127,524	133,900
19	75,809	0	0	0	13,069	13,069	69,417	138,726	138,726	145,662
20	79,599	0	0	0	6,892	6,892	69,417	150,830	150,830	158,371
21	83,579	0	0	0	0	0	0	163,893	163,893	172,088
22	87,758	0	0	0	0	0	0	177,975	177,975	186,873
23	92,146	0	0	0	0	0	0	193,135	193,135	202,791
24	96,753	0	0	0	0	0	0	209,434	209,434	219,905
25	101,591	0	0	0	0	0	0	226,932	226,932	238,279
26	106,670	0	0	0	0	0	0	245,689	245,689	255,516
27	112,004	0	0	0	0	0	0	266,341	266,341	274,331
28	117,604	0	0	0	0	0	0	289,199	289,199	294,983
29	123,484	0	0	0	0	0	0	314,645	314,645	317,791
30	129,658	0	0	0	0	0	0	343,172	343,172	346,604
31	136,141	0	0	0	0	0	0	374,161	374,161	377,902
32	142,948	0	0	0	0	0	0	407,725	407,725	411,802
33	150,096	0	0	0	0	0	0	443,880	443,880	448,319
34	157,600	0	0	0	0	0	0	482,452	482,452	487,277
35	165,480	0	0	0	0	0	0	523,683	523,683	523,683

Assumptions:

(1) Assumes no Contract loans have been made.

(2) Values reflect guaranteed cost of insurance charges and contract fees.

(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

(4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

(5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF

RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT

MALE STANDARD NON-TOBACCO ISSUE AGE 65

FEMALE STANDARD NON-TOBACCO ISSUE AGE 65

$30,000 INITIAL PAYMENT

$84,933 INITIAL DEATH BENEFIT

VALUES - CURRENT COST OF INSURANCE

	SINGLE PAYMENT PLUS	0% HYPOTHETICAL GROSS INVESTMENT RETURN			6% HYPOTHETICAL GROSS INVESTMENT RETURN			12% HYPOTHETICAL GROSS INVESTMENT RETURN
	INTEREST	ACCOUNT	SURRENDER	DEATH	ACCOUNT	SURRENDER	DEATH	ACCOUNT	SURRENDER	DEATH
YEAR	AT 5%	VALUE	VALUE	BENEFIT	VALUE	VALUE	BENEFIT	VALUE	VALUE	BENEFIT
1	31,500	29,241	26,316	84,933	31,011	28,086	84,933	32,782	29,857	84,933
2	33,075	28,446	25,596	84,933	31,996	29,146	84,933	35,754	32,904	84,933
3	34,729	27,672	24,897	84,933	33,012	30,237	84,933	38,999	36,224	84,933
4	36,465	26,918	24,668	84,933	34,062	31,812	84,933	42,542	40,292	84,933
5	38,288	26,184	24,009	84,933	35,147	32,972	84,933	46,409	44,234	84,933
6	40,203	25,469	23,969	84,933	36,267	34,767	84,933	50,631	49,131	84,933
7	42,213	24,773	23,348	84,933	37,423	35,998	84,933	55,273	53,848	84,933
8	44,324	24,095	24,095	84,933	38,618	38,618	84,933	60,340	60,340	84,933
9	46,540	23,435	23,435	84,933	39,851	39,851	84,933	65,872	65,872	84,933
10	48,867	22,792	22,792	84,933	41,125	41,125	84,933	71,911	71,911	84,933
11	51,310	22,165	22,165	84,933	42,441	42,441	84,933	78,504	78,504	84,933
12	53,876	21,556	21,556	84,933	43,799	43,799	84,933	85,716	85,716	90,002
13	56,569	20,962	20,962	84,933	45,203	45,203	84,933	93,575	93,575	98,254
14	59,398	20,384	20,384	84,933	46,652	46,652	84,933	102,154	102,154	107,261
15	62,368	19,821	19,821	84,933	48,148	48,148	84,933	111,519	111,519	117,095
16	65,486	19,273	19,273	84,933	49,694	49,694	84,933	121,742	121,742	127,829
17	68,761	18,739	18,739	84,933	51,290	51,290	84,933	132,903	132,903	139,548
18	72,199	18,219	18,219	84,933	52,970	52,970	84,933	145,087	145,087	152,342
19	75,809	17,712	17,712	84,933	54,704	54,704	84,933	158,389	158,389	166,308
20	79,599	17,219	17,219	84,933	56,495	56,495	84,933	172,909	172,909	181,555
21	83,579	16,739	16,739	84,933	58,345	58,345	84,933	188,761	188,761	198,199
22	87,758	16,272	16,272	84,933	60,256	60,256	84,933	206,066	206,066	216,369
23	92,146	15,816	15,816	84,933	62,229	62,229	84,933	224,957	224,957	236,205
24	96,753	15,373	15,373	84,933	64,266	64,266	84,933	245,581	245,581	257,860
25	101,591	14,941	14,941	84,933	66,371	66,371	84,933	268,095	268,095	281,499
26	106,670	14,521	14,521	84,933	68,544	68,544	84,933	292,673	292,673	304,380
27	112,004	14,111	14,111	84,933	70,788	70,788	84,933	319,504	319,504	329,089
28	117,604	13,712	13,712	84,933	73,106	73,106	84,933	348,795	348,795	355,771
29	123,484	13,324	13,324	84,933	75,500	75,500	84,933	380,771	380,771	384,579
30	129,658	12,946	12,946	84,933	77,972	77,972	84,933	415,679	415,679	419,836
31	136,141	12,578	12,578	84,933	80,525	80,525	84,933	453,787	453,787	458,325
32	142,948	12,219	12,219	84,933	83,162	83,162	84,933	495,389	495,389	500,343
33	150,096	11,870	11,870	84,933	85,885	85,885	86,744	540,805	540,805	546,213
34	157,600	11,530	11,530	84,933	88,697	88,697	89,584	590,384	590,384	596,288
35	165,480	11,199	11,199	84,933	91,602	91,602	91,602	644,508	644,508	644,508

Assumptions:

(1) Assumes no Contract loans have been made.

(2) Values reflect current cost of insurance charges and contract fees.

(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

(4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

(5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT

MALE STANDARD NON-TOBACCO ISSUE AGE 65

FEMALE STANDARD NON-TOBACCO ISSUE AGE 65

$30,000 INITIAL PAYMENT

$84,933 INITIAL DEATH BENEFIT

VALUES - GUARANTEED COST OF INSURANCE

	SINGLE PAYMENT PLUS	0% HYPOTHETICAL GROSS INVESTMENT RETURN			6% HYPOTHETICAL GROSS INVESTMENT RETURN			12% HYPOTHETICAL GROSS INVESTMENT RETURN
	INTEREST	ACCOUNT	SURRENDER	DEATH	ACCOUNT	SURRENDER	DEATH	ACCOUNT	SURRENDER	DEATH
YEAR	AT 5%	VALUE	VALUE	BENEFIT	VALUE	VALUE	BENEFIT	VALUE	VALUE	BENEFIT
1	31,500	29,235	26,310	84,933	31,005	28,080	84,933	32,776	29,851	84,933
2	33,075	28,419	25,569	84,933	31,974	29,124	84,933	35,739	32,889	84,933
3	34,729	27,571	24,796	84,933	32,928	30,153	84,933	38,935	36,160	84,933
4	36,465	26,680	24,430	84,933	33,859	31,609	84,933	42,385	40,135	84,933
5	38,288	25,732	23,557	84,933	34,757	32,582	84,933	46,112	43,937	84,933
6	40,203	24,709	23,209	84,933	35,607	34,107	84,933	50,140	48,640	84,933
7	42,213	23,586	22,161	84,933	36,393	34,968	84,933	54,502	53,077	84,933
8	44,324	22,336	22,336	84,933	37,095	37,095	84,933	59,238	59,238	84,933
9	46,540	20,918	20,918	84,933	37,683	37,683	84,933	64,395	64,395	84,933
10	48,867	19,284	19,284	84,933	38,126	38,126	84,933	70,041	70,041	84,933
11	51,310	17,383	17,383	84,933	38,388	38,388	84,933	76,264	76,264	84,933
12	53,876	15,154	15,154	84,933	38,431	38,431	84,933	83,177	83,177	87,336
13	56,569	12,529	12,529	84,933	38,210	38,210	84,933	90,754	90,754	95,292
14	59,398	9,425	9,425	84,933	37,670	37,670	84,933	98,995	98,995	103,945
15	62,368	5,733	5,733	84,933	36,742	36,742	84,933	107,952	107,952	113,349
16	65,486	1,306	1,306	84,933	35,328	35,328	84,933	117,676	117,676	123,560
17	68,761	0	0	0	33,297	33,297	84,933	128,224	128,224	134,635
18	72,199	0	0	0	30,466	30,466	84,933	139,649	139,649	146,631
19	75,809	0	0	0	26,596	26,596	84,933	152,007	152,007	159,607
20	79,599	0	0	0	21,370	21,370	84,933	165,356	165,356	173,624
21	83,579	0	0	0	14,361	14,361	84,933	179,757	179,757	188,744
22	87,758	0	0	0	4,986	4,986	84,933	195,269	195,269	205,032
23	92,146	0	0	0	0	0	0	211,958	211,958	222,555
24	96,753	0	0	0	0	0	0	229,888	229,888	241,382
25	101,591	0	0	0	0	0	0	249,124	249,124	261,580
26	106,670	0	0	0	0	0	0	269,730	269,730	280,520
27	112,004	0	0	0	0	0	0	292,408	292,408	301,181
28	117,604	0	0	0	0	0	0	317,504	317,504	323,854
29	123,484	0	0	0	0	0	0	345,441	345,441	348,895
30	129,658	0	0	0	0	0	0	376,762	376,762	380,530
31	136,141	0	0	0	0	0	0	410,786	410,786	414,894
32	142,948	0	0	0	0	0	0	447,638	447,638	452,115
33	150,096	0	0	0	0	0	0	487,337	487,337	492,210
34	157,600	0	0	0	0	0	0	529,689	529,689	534,986
35	165,480	0	0	0	0	0	0	574,947	574,947	574,947

Assumptions:

(1) Assumes no Contract loans have been made.

(2) Values reflect guaranteed cost of insurance charges and contract fees.

(3) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

(4) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

(5) When the Surrender Value is zero, any Death Benefit shown is the guaranteed Death Benefit. If no Death Benefit is shown, the guaranteed Death Benefit has expired and the Contract has lapsed. If a Contract loan were outstanding when the Surrender Value is zero, the Contract might lapse in accordance with the Grace Period provisions.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN BELOW ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

EXPERTS

The consolidated financial statements of Liberty Life Assurance Company of Boston at December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the financial statements of LLAC Variable Account at December 31, 2005, and for each of the two years in the period ended December 31, 2005, appearing in the prospectus and registration statement  have been audited by Ernst & Young LLP, Goodwin Square, 225, Asylum St., Hartford, CT 06103, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Actuarial matters included in the prospectus, this SAI and the registration statement of which they are parts, including the hypothetical Contract illustrations, have been examined by Richard Lassow, FSA, MAAA, Vice President & Actuary of the Company, and are included in reliance upon his opinion as to their reasonableness.

FINANCIAL STATEMENTS

LLAC VARIABLE ACCOUNT
Report of Independent Registered Public Accounting Firm
Statement of Assets and Liabilities as of December 31, 2005
Statement of Operations for the year ended December 31, 2005
Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004
Notes to Financial Statements

LIBERTY LIFE ASSURANCE COMPANY OF  BOSTON

Report of Independent Auditors
Consolidated Balance Sheets as of December 31, 2005 and 2004
Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003
Consolidated Statements of Changes in Stockholders’ Equity as of December 31, 2005, 2004 and 2003
Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003
Notes to Consolidated Financial Statements

The financial statements of Liberty Life included herein should be considered only as bearing on the ability of Liberty Life to meet its obligations under the Contracts.

AUDITED FINANCIAL STATEMENTS

LLAC Variable Account

Year ended December 31, 2005

LLAC Variable Account

Audited Financial Statements

Year ended December 31, 2005

Report of Independent Registered Public Accounting Firm

The Board of Directors of Liberty life Assurance Company

of Boston and Contract Owners of LLAC Variable Account

We have audited the accompanying statements of assets and liabilities of LLAC Variable Account (the Account – comprising, respectively AIM V.I. New Technology Fund; AIM V.I. Capital Appreciation Fund; AIM V.I. Government Securities Fund; AIM V.I. International Equity Fund; Colonial Small Cap Value Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Columbia High Yield Securities Fund, Variable Series; Columbia Large Cap Growth Fund, Variable Series; Dreyfus Stock Index Fund; Dreyfus Variable Investment Fund - Capital Appreciation Portfolio; Dreyfus Investment Portfolio - Emerging Leaders Fund; Dreyfus Investment Portfolio - Technology Growth Fund; Dreyfus Socially Responsible Growth Fund; Franklin Growth and Income Securities Fund; Franklin Large Cap Growth Securities Fund; Franklin Money Market Fund; Franklin Strategic Income Securities Fund; Liberty Asset Allocation Fund, Variable Series; Liberty Growth and Income Fund, Variable Series; Liberty Money Market Fund; MFS VIT Capital Opportunities Series; MFS VIT Emerging Growth Series; MFS VIT Investors Trust Series; MFS VIT High Income Series; MFS VIT Research Series; MFS VIT Utilities Series; Templeton Growth Securities Fund) as of December 31, 2005, and the related statements of operations  for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting LLAC Variable Account at December 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Hartford, CT
March 1, 2006

1

LLAC Variable Account

Statement of Assets and Liabilities

December 31, 2005

			Market
	Shares	Cost	Value
Assets

Investments:

AIM V.I. New Technology Fund	176	2,073	$2,234
AIM V.I. Capital Appreciation Fund	53,676	1,089,841	1,324,723
AIM V.I. Government Securities Fund	23,553	286,478	279,575
AIM V.I. International Equity Fund	44,119	848,737	1,022,225
Colonial Small Cap Value Fund, Variable Series	62,852	863,471	1,122,543
Colonial Strategic Income Fund, Variable Series	57,755	572,471	584,476
Columbia High Yield Securities Fund, Variable Series	16,231	152,118	158,900
Columbia Large Cap Growth Stock Fund, Variable Series *	24,541	595,701	607,385
Dreyfus Stock Index Fund	84,443	2,265,079	2,686,967
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio	9,071	316,183	336,629
Dreyfus Investment Portfolio - Emerging Leaders Fund	35,209	755,313	807,696
Dreyfus Investment Portfolio - Technology Growth Fund	42,555	342,209	385,125
Dreyfus Socially Responsible Growth Fund	2,786	73,271	72,666
Franklin Growth and Income Securities Fund	90,204	1,261,216	1,390,950
Franklin Large Cap Growth Securities Fund	78,803	1,084,527	1,179,681
Franklin Money Market Fund	925,953	925,953	925,953
Franklin Strategic Income Securities Fund	36,851	421,875	452,164
Liberty Asset Allocation Fund, Variable Series	12,323	167,465	189,768
Liberty Growth and Income Fund, Variable Series	49,272	707,355	829,240
Liberty Money Market Fund	260,568	260,568	260,567
MFS VIT Capital Opportunities Series	32,310	403,256	442,234
MFS VIT Emerging Growth Series	50,105	857,895	958,507
MFS VIT Investors Trust Series	47,157	794,493	909,539
MFS VIT High Income Series	53,291	511,501	526,289
MFS VIT Research Series	50,167	801,730	823,214
MFS VIT Utilities Series	19,149	362,666	454,574
Templeton Growth Securities Fund	52,346	627,193	722,898

Total assets			$19,456,722

Liabilities			—

Net Assets			$19,456,722

Net Assets
Variable life contracts			$19,456,722

*Formerly Stein Roe Growth Stock, Variable Series

2

LLAC Variable Account

Statement of Operations

For the year ended December 31

	AIM V.I. New Technology Fund	AIM V.I. Capital Appreciation Fund	AIM V.I. Government Securities Fund	AIM V.I. International Equity Fund	Colonial Small Cap Value Fund, Variable Series
	2005	2005	2005	2005	2005

Investment Income:
Dividends	—	813	9,029	6,333	1,972

Total investment income	—	813	9,029	6,333	1,972

Expenses:
Mortality and expense risks and administrative charges	143	109,846	12,211	46,336	89,413

Net investment income (loss)	(143)	(109,033)	(3,182)	(40,003)	(87,441)

Net realized gain on sale of portfolio shares	37	2,450	167	30,202	26,202

Net unrealized appreciation/(depreciation) during the period	(2)	103,378	(4,690)	68,857	28,075

Net increase (decrease) in net assets from operations	(108)	(3,205)	(7,705)	59,056	(33,164)

3

	Colonial Strategic Income Fund, Variable Series	Columbia High Yield Securities Fund, Variable Series	Columbia Large Cap Growth Fund, Variable Series *	Dreyfus Stock Index Fund	Dreyfus Variable Investment Fund - Capital Appreciation Portfolio
	2005	2005	2005	2005	2005

Investment Income:
Dividends	—	—	3,373	40,819	192

Total investment income	—	—	3,373	40,819	192

Expenses:
Mortality and expense risks and administrative charges	41,305	9,306	45,681	213,662	87,175

Net investment income (loss)	(41,305)	(9,306)	(42,308)	(172,843)	(86,983)

Net realized gain on sale of portfolio shares	900	(2,608)	(12,043)	8,804	83,946

Net unrealized appreciation/(depreciation) during the period	8,237	5,690	36,755	70,548	(43,895)

Net increase (decrease) in net assets from operations	(32,168)	(6,224)	(17,596)	(93,491)	(46,932)

*Formerly Stein Roe Growth Stock, Variable Series

4

	Dreyfus Investment Portfolio - Emerging Leaders Fund	Dreyfus Investment Portfolio - Technology Growth Fund	Dreyfus Socially Responsible Growth Fund	Franklin Growth and Income Securities Fund	Franklin Large Cap Growth Securities Fund
	2005	2005	2005	2005	2005

Investment Income:
Dividends	47,854	—	—	31,898	10,313

Total investment income	47,854	—	—	31,898	10,313

Expenses:
Mortality and expense risks and administrative charges	97,172	27,845	3,923	90,809	154,452

Net investment income (loss)	(49,318)	(27,845)	(3,923)	(58,911)	(144,139)

Net realized gain on sale of portfolio shares	95,243	6,503	531	8,555	111,835

Net unrealized appreciation/(depreciation) during the period	(98,758)	14,778	2,046	(6)	(115,443)

Net increase (decrease) in net assets from operations	(52,833)	(6,564)	(1,346)	(50,362)	(147,747)

5

	Franklin Money Market Fund	Franklin Strategic Income Securities Fund	Liberty Asset Allocation Fund, Variable Series	Liberty Growth & Income Fund, Variable Series	Liberty Money Market Fund
	2005	2005	2005	2005	2005

Investment Income:
Dividends	20,432	23,443	4,493	—	6,981

Total investment income	20,432	23,443	4,493	—	6,981

Expenses:
Mortality and expense risks and administrative charges	62,767	22,430	7,650	93,407	20,689

Net investment income (loss)	(42,335)	1,013	(3,157)	(93,407)	(13,708)

Net realized gain on sale of portfolio shares	—	5,789	306	83,737	—

Net unrealized appreciation/(depreciation) during the period	—	(22,158)	6,731	(17,171)	—

Net increase (decrease) in net assets from operations	(42,335)	(15,356)	3,880	(26,841)	(13,708)

6

	MFS VIT Capital Opportunities Series	MFS VIT Emerging Growth Series	MFS VIT Investors Trust Series	MFS VIT High Income Series	MFS VIT Research Series
	2005	2005	2005	2005	2005

Investment Income:
Dividends	1,778	—	3,054	36,205	617

Total investment income	1,778	—	3,054	36,205	617

Expenses:
Mortality and expense risks and administrative charges	30,941	46,315	39,907	44,178	25,910

Net investment income (loss)	(29,163)	(46,315)	(36,853)	(7,973)	(25,293)

Net realized gain on sale of portfolio shares	3,888	2,326	6,606	9,931	(5,419)

Net unrealized appreciation/(depreciation) during the period	4,420	62,734	43,228	(33,699)	35,855

Net increase (decrease) in net assets from operations	(20,855)	18,745	12,981	(31,741)	5,143

7

	MFS VIT Utilities Series	Templeton Growth Securities Fund
	2005	2005

Investment Income:
Dividends	1,332	12,151

Total investment income	1,332	12,151

Expenses:
Mortality and expense risks and administrative charges	18,309	105,537

Net investment income (loss)	(16,977)	(93,386)

Net realized gain on sale of portfolio shares	16,154	142,846

Net unrealized appreciation/(depreciation) during the period	19,051	(70,322)

Net increase (decrease) in net assets from operations	18,228	(20,862)

8

LLAC Variable Account

Statements of Changes in Net Assets

For the years ended December 31,

	AIM V.I. New Technology Fund		AIM V.I. Capital Appreciation Fund		AIM V.I. Government Securities Fund		AIM V.I. International Equity Fund
	2005	2004	2005	2004	2005	2004	2005	2004

Increase (decrease) in net assets from operations:
Net investment income (loss)	(143)	(164)	(109,033)	(98,253)	(3,182)	(15,815)	(40,003)	(24,366)
Realized gains (losses)	37	132	2,450	(8,652)	167	6,102	30,202	14,042
Change in unrealized appreciation (depreciation) during the period	(2)	(47)	103,378	77,406	(4,690)	(9,673)	68,857	56,551
Net increase (decrease) in net assets from operations	(108)	(79)	(3,205)	(29,499)	(7,705)	(19,386)	59,056	46,227

Contract transactions:
Purchase payments from contract owners	283	794	333,927	348,876	16,611	67,573	168,199	62,393
Contract terminations and annuity payouts	—	(274)	(55,231)	(44,808)	(4,312)	(13,596)	(21,817)	(20,484)
Transfers between accounts	511	7	60,189	(34,042)	2,969	(278,758)	481,413	(19,202)
Contract Loans	2	—	(28,743)	(17,940)	(2,608)	(4,914)	(14,264)	(5,873)
Other transfers (to) from Liberty Life Assurance Company of Boston	(1)	2	2,125	(31,837)	3	(19,040)	2,535	(19,845)
Net increase (decrease) in net assets resulting from contract transactions	795	529	312,267	220,249	12,663	(248,736)	616,066	(3,011)

Total increase (decrease) in net assets	687	450	309,062	190,750	4,958	(268,122)	675,122	43,216

Net assets at beginning of period	1,547	1,096	1,015,661	824,911	274,617	542,739	347,103	303,887

Net assets at end of period	2,234	1,547	1,324,723	1,015,661	279,575	274,617	1,022,225	347,103

9

	Colonial Small Cap Value Fund, Variable Series		Colonial Strategic Income Fund, Variable Series		Columbia High Yield Securities Fund, Variable Series		Columbia Large Cap Growth Stock, Variable Series *
	2005	2004	2005	2004	2005	2004	2005	2004

Increase (decrease) in net assets from operations:
Net investment income (loss)	(87,441)	(53,167)	(41,305)	18,582	(9,306)	776	(42,308)	(48,660)
Realized gains (losses)	26,202	40,859	900	2,362	(2,608)	(4,999)	(12,043)	(59,085)
Change in unrealized appreciation (depreciation) during the period	28,075	97,896	8,237	486	5,690	8,538	36,755	48,914
Net increase (decrease) in net assets from operations	(33,164)	85,588	(32,168)	21,430	(6,224)	4,315	(17,596)	(58,831)

Contract transactions:
Purchase payments from contract owners	273,516	283,202	115,310	84,360	16,228	27,395	105,063	120,307
Contract terminations and annuity payouts	(43,417)	(36,866)	(17,889)	(5,783)	(68,977)	(3,137)	(31,160)	(29,926)
Transfers between accounts	85,797	(83,911)	13,093	286,978	1,409	1,019	751	31,564
Contract Loans	(32,375)	(14,234)	(6,981)	(3,931)	(2,414)	(2,903)	(22,671)	(12,831)
Other transfers (to) from Liberty Life Assurance Company of Boston	2,822	(27,736)	(109)	35,573	159	(19,172)	(129)	(38,205)
Net increase (decrease) in net assets resulting from contract transactions	286,343	120,455	103,424	397,197	(53,595)	3,202	51,854	70,909

Total increase (decrease) in net assets	253,179	206,043	71,256	418,627	(59,819)	7,517	34,258	12,078

Net assets at beginning of period	869,364	663,321	513,220	94,593	218,719	211,202	573,127	561,049

Net assets at end of period	1,122,543	869,364	584,476	513,220	158,900	218,719	607,385	573,127

*Formerly Stein Roe Growth Stock, Variable Series

10

	Dreyfus Stock Index Fund		Dreyfus Variable Investment Fund - Capital Appreciation Portfolio		Dreyfus Investment Portfolio- Emerging Leaders Fund		Dreyfus Investment Portfolio - Technology Growth Fund
	2005	2004	2005	2004	2005	2004	2005	2004

Increase (decrease) in net assets from operations:
Net investment income (loss)	(172,843)	(157,309)	(86,983)	(76,317)	(49,318)	(19,238)	(27,845)	(18,320)
Realized gains (losses)	8,804	(8,967)	83,946	(888)	95,243	16,249	6,503	(1,273)
Change in unrealized appreciation (depreciation) during the period	70,548	194,829	(43,895)	29,476	(98,758)	20,610	14,778	6,000
Net increase (decrease) in net assets from operations	(93,491)	28,553	(46,932)	(47,729)	(52,833)	17,621	(6,564)	(13,593)

Contract transactions:
Purchase payments from contract owners	590,285	633,591	193,709	384,566	295,481	363,676	100,672	85,812
Contract terminations and annuity payouts	(103,332)	(89,080)	(39,589)	(37,351)	(40,611)	(33,563)	(9,733)	(7,693)
Transfers between accounts	13,566	(20,220)	(778,160)	162,370	(244,416)	(23,886)	111,329	8,288
Contract Loans	(61,132)	(36,808)	(23,081)	(14,765)	(22,197)	(12,417)	(5,837)	(2,605)
Other transfers (to) from Liberty Life Assurance Company of Boston	2,613	(47,195)	(78)	665	1,847	428	1,624	(88)
Net increase (decrease) in net assets resulting from contract transactions	442,000	440,288	(647,199)	495,485	(9,896)	294,238	198,055	83,714

Total increase (decrease) in net assets	348,509	468,841	(694,131)	447,756	(62,729)	311,859	191,491	70,121

Net assets at beginning of period	2,338,458	1,869,617	1,030,760	583,004	870,425	558,566	193,634	123,513

Net assets at end of period	2,686,967	2,338,458	336,629	1,030,760	807,696	870,425	385,125	193,634

11

	Dreyfus Socially Responsible Growth Fund		Franklin Growth and Income Securities Fund		Franklin Large Cap Growth Securities Fund		Franklin Money Market Fund
	2005	2004	2005	2004	2005	2004	2005	2004

Increase (decrease) in net assets from operations:
Net investment income (loss)	(3,923)	(4,000)	(58,911)	(51,882)	(144,139)	(147,539)	(42,335)	(48,638)
Realized gains (losses)	531	(3,541)	8,555	25,063	111,835	4,452	—	—
Change in unrealized appreciation (depreciation) during the period	2,046	7,631	(6)	30,784	(115,443)	97,908	—	—
Net increase (decrease) in net assets from operations	(1,346)	90	(50,362)	3,966	(147,747)	(45,179)	(42,335)	(48,638)

Contract transactions:
Purchase payments from contract owners	6,695	7,933	310,288	319,062	432,270	620,784	163,588	179,072
Contract terminations and annuity payouts	(2,578)	(6,109)	(36,733)	(22,794)	(66,876)	(78,351)	(25,829)	(13,706)
Transfers between accounts	(1,411)	1,502	332,483	(137,704)	(611,870)	16,629	22,330	119,790
Contract Loans	(528)	(1,654)	(16,357)	(10,701)	(33,656)	(21,464)	(19,893)	(7,468)
Other transfers (to) from Liberty Life Assurance Company of Boston	(22)	20	2,449	36,485	1,837	19,402	(23,335)	68,136
Net increase (decrease) in net assets resulting from contract transactions	2,156	1,692	592,130	184,348	(278,295)	557,000	116,861	345,824

Total increase (decrease) in net assets	810	1,782	541,768	188,314	(426,042)	511,821	74,526	297,186

Net assets at beginning of period	71,856	70,074	849,182	660,868	1,605,723	1,093,902	851,427	554,241

Net assets at end of period	72,666	71,856	1,390,950	849,182	1,179,681	1,605,723	925,953	851,427

12

	Franklin Strategic Income Securities Fund		Liberty Asset Allocation Fund, Variable Series		Liberty Money Market Fund		Liberty Growth & Income Fund, Variable Series
	2005	2004	2005	2004	2005	2004	2005	2004

Increase (decrease) in net assets from operations:
Net investment income (loss)	1,013	(8,042)	(3,157)	(3,333)	(13,708)	(20,835)	(93,407)	(66,420)
Realized gains (losses)	5,789	6,168	306	(161)	—	—	83,737	(16,029)
Change in unrealized appreciation (depreciation) during the period	(22,158)	15,148	6,731	13,146	—	—	(17,171)	142,755
Net increase (decrease) in net assets from operations	(15,356)	13,274	3,880	9,652	(13,708)	(20,835)	(26,841)	60,306

Contract transactions:
Purchase payments from contract owners	53,200	84,828	12,860	12,539	47,559	54,487	196,961	263,957
Contract terminations and annuity payouts	(9,049)	(3,449)	(4,131)	(16,341)	(13,281)	(18,846)	(64,613)	(41,747)
Transfers between accounts	8,521	3,608	890	(135)	(13,723)	17,283	(559,651)	220,302
Contract Loans	(2,457)	(2,221)	—	—	(2,581)	(2,456)	(34,546)	(19,210)
Other transfers (to) from Liberty Life Assurance Company of Boston	(557)	52,609	(163)	(789)	(18)	(16,710)	263	(17,361)
Net increase (decrease) in net assets resulting from contract transactions	49,658	135,375	9,456	(4,726)	17,956	33,758	(461,586)	405,941

Total increase (decrease) in net assets	34,302	148,649	13,336	4,926	4,248	12,923	(488,427)	466,247

Net assets at beginning of period	417,862	269,213	176,432	171,506	256,319	243,396	1,317,667	851,420

Net assets at end of period	452,164	417,862	189,768	176,432	260,567	256,319	829,240	1,317,667

13

	MFS VIT Capital Opportunities Series		MFS VIT Emerging Growth Series		MFS VIT Investors Trust Series		MFS VIT High Income Series
	2005	2004	2005	2004	2005	2004	2005	2004

Increase (decrease) in net assets from operations:
Net investment income (loss)	(29,163)	(27,765)	(46,315)	(28,027)	(36,853)	(35,968)	(7,973)	(21,575)
Realized gains (losses)	3,888	13,534	2,326	(8,186)	6,606	40,141	9,931	2,135
Change in unrealized appreciation (depreciation) during the period	4,420	11,116	62,734	46,394	43,228	13,306	(33,699)	18,338
Net increase (decrease) in net assets from operations	(20,855)	(3,115)	18,745	10,181	12,981	17,479	(31,741)	(1,102)

Contract transactions:
Purchase payments from contract owners	112,785	132,976	164,844	64,829	130,065	138,288	129,764	155,190
Contract terminations and annuity payouts	(9,575)	(33,134)	(30,696)	(17,140)	(20,592)	(14,204)	(19,552)	(11,556)
Transfers between accounts	144,677	(142,528)	504,494	(2,079)	242,834	(249,489)	(54,664)	11,199
Contract Loans	(6,839)	(3,788)	(14,970)	(6,411)	(5,274)	(4,913)	(7,323)	(4,599)
Other transfers (to) from Liberty Life Assurance Company of Boston	1,299	497	1,825	(14,349)	1,500	38,199	(493)	17,810
Net increase (decrease) in net assets resulting from contract transactions	242,347	(45,977)	625,497	24,850	348,533	(92,119)	47,732	168,044

Total increase (decrease) in net assets	221,492	(49,092)	644,242	35,031	361,514	(74,640)	15,991	166,942

Net assets at beginning of period	220,742	269,834	314,265	279,234	548,025	622,665	510,298	343,356

Net assets at end of period	442,234	220,742	958,507	314,265	909,539	548,025	526,289	510,298

14

	MFS VIT Research Series		MFS VIT Utilities Series		Templeton Growth Securities Fund
	2005	2004	2005	2004	2005	2004

Increase (decrease) in net assets from operations:
Net investment income (loss)	(25,293)	(3,058)	(16,977)	(7,619)	(93,386)	(82,092)
Realized gains (losses)	(5,419)	(6,592)	16,154	9,815	142,846	15,057
Change in unrealized appreciation (depreciation) during the period	35,855	24,841	19,051	38,944	(70,322)	98,765
Net increase (decrease) in net assets from operations	5,143	15,191	18,228	41,140	(20,862)	31,730

Contract transactions:
Purchase payments from contract owners	120,161	6,348	55,044	22,283	305,999	366,924
Contract terminations and annuity payouts	(20,114)	(5,881)	(16,919)	(12,334)	(47,796)	(32,527)
Transfers between accounts	580,240	(2,334)	185,355	(13,648)	(477,190)	182,032
Contract Loans	(4,012)	(181)	(7,112)	(2,637)	(22,894)	(13,268)
Other transfers (to) from Liberty Life Assurance Company of Boston	2,433	(26)	1,544	380	1,357	113
Net increase (decrease) in net assets resulting from contract transactions	678,708	(2,074)	217,912	(5,956)	(240,524)	503,274

Total increase (decrease) in net assets	683,851	13,117	236,140	35,184	(261,386)	535,004

Net assets at beginning of period	139,363	126,246	218,434	183,250	984,284	449,280

Net assets at end of period	823,214	139,363	454,574	218,434	722,898	984,284

15

LLAC Variable Account

Notes to Financial Statements

December 31, 2005

1.  Organization

LLAC Variable Account (the Account) is a separate investment account established by Liberty Life Assurance Company of Boston (the Company) to receive and invest premium payments from group and individual variable life insurance contracts issued by the Company.  The Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds.  The eligible fund options are as follows:

AIM Variable Insurance Funds, Inc.

AIM V.I. New Technology Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Government Securities Fund

AIM V.I. International Equity Fund

Dreyfus Funds

Dreyfus Stock Index Fund

Dreyfus Variable Investment Fund - Capital Appreciation Portfolio

Dreyfus Investment Portfolio - Emerging Leaders Fund

Dreyfus Investment Portfolio - Technology Growth Fund

Dreyfus Socially Responsible Growth Fund

Franklin Templeton Funds, Inc.

Franklin Growth and Income Securities Fund

Franklin Large Cap Growth Securities Fund

Franklin Money Market Fund

Franklin Strategic Income Securities Fund

Templeton Growth Securities Fund

Liberty Variable Investment Trust (LVIT)

Colonial Small Cap Value Fund, Variable Series

Columbia High Yield Securities Fund, Variable Series

Columbia Large Cap Growth Fund, Variable Series

Colonial Strategic Income Fund, Variable Series

Liberty Growth and Income Fund, Variable Series

Liberty Asset Allocation Fund, Variable Series

Liberty Money Market Fund

16

MFS Variable Insurance Trust

MFS VIT Capital Opportunities Series

MFS VIT Emerging Growth Series

MFS VIT Research Series

MFS VIT Utilities Series

MFS VIT Investors Trust Series

MFS VIT High Income Series

During the year ended December 31, 2005, one of the Account’s funds, the Stein Roe Growth Stock, Variable Series changed its name to to Columbia Large Capital Growth fund.

During the year ended December 31, 2004, one of the Account’s funds, the Liberty All-Star Equity, Variable Series fund, was closed due to assets in the fund not being sufficient to keep the fund active.

2.  Significant Accounting Policies

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ from those estimates.

Investments

Investments in shares of the eligible funds are sold to the Account at the reported net asset values, which approximates fair value. Transactions are recorded on the trade date.  Income from dividends is recorded on the ex-dividend date.  Realized gains and losses on sales of investments are computed on the basis of identified cost of the investment sold.

17

Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC).  Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts.  As a result, no charge is being made currently to the Account for federal income taxes.  The Company will review periodically the status of this policy in the event of changes in the tax law.

3.  Expenses

Liberty’s Spectrum Select, a modified single payment variable life insurance contract (SPVUL), has no deductions made from purchase payments for sales charges at the time of purchase.  In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted.   A monthly cost of insurance charge to cover the cost of providing insurance is deducted from each contractholder’s account at the beginning of each contract month.  An annual contract fee to cover the cost of contract administration is deducted from each contractholder’s account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk fees at an annual rate of 1.65% of contract value.

Liberty’s Spectrum Select Plus, a flexible premium variable life insurance contract (FPVUL), has a deduction made from each purchase payment for taxes and sales charges at the time of purchase.  In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted.   A monthly cost of insurance charge to cover the cost of providing insurance is deducted from each contractholder’s account at the beginning of each contract month.  A monthly contract fee to cover the cost of contract administration is deducted from each contractholder’s account at the beginning of each contract month.  Daily deductions are made from each sub-account for assumption of mortality and expense risk fees at an annual rate of 0.60% of contract value.

18

4.  Affiliated Company Transactions

The Company has absorbed all organizational expenses including the fees of registering the Account and its contracts for distribution under federal and state securities laws.

5.   Contract Loans

Contractholders are permitted to borrow against the cash value of their account.  The loan proceeds are deducted from the Account and recorded in the Company’s general account as an asset.

6.  Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable life contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a life insurance contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code.  The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

19

7. Purchases and Sales of Investments

The cost of shares purchased, including reinvestment of dividend distributions, and proceeds from shares sold by the Account during 2005 are shown below:

Fund	Purchases	Sales

AIM V.I. New Technology Fund	$810	$157
AIM V.I. Capital Appreciation Fund	279,405	76,172
AIM V.I. Government Securities Fund	23,143	13,664
AIM V.I. International Equity Fund	651,579	75,590
Colonial Small Cap Value Fund, Variable Series	272,203	73,302
Colonial Strategic Income Fund, Variable Series	95,475	33,355
Columbia High Yield Securities Fund, Variable Series	12,747	75,648
Columbia Large Cap Growth Stock Fund, Variable Series *	67,615	58,071
Dreyfus Stock Index Fund	431,465	162,308
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio	122,510	856,690
Dreyfus Investment Portfolio - Emerging Leaders Fund	281,378	340,593
Dreyfus Investment Portfolio - Technology Growth Fund	198,657	28,447
Dreyfus Socially Responsible Growth Fund	5,018	6,786
Franklin Growth and Income Securities Fund	577,609	44,391
Franklin Large Cap Growth Securities Fund	306,000	728,436
Franklin Money Market Fund	170,626	96,101
Franklin Strategic Income Securities Fund	79,743	28,624
Liberty Asset Allocation Fund, Variable Series	17,640	11,342
Liberty Growth and Income Fund, Variable Series	101,821	656,815
Liberty Money Market Fund	89,874	85,626
MFS VIT Capital Opportunities Series	227,207	14,024
MFS VIT Emerging Growth Series	639,732	60,551
MFS VIT Investors Trust Series	372,351	60,672
MFS VIT High Income Series	132,479	92,723
MFS VIT Research Series	677,973	24,560
MFS VIT Utilities Series	238,506	37,572
Templeton Growth Securities Fund	212,295	546,204

	$6,285,861	$4,288,424

*Formerly Stein Roe Growth Stock, Variable Series

20

8.  Changes in Units Outstanding

The changes in units outstanding during 2005 are shown below:

	Units	Units	Net Increase
Fund	Issued	Redeemed	in Units

AIM V.I. New Technology Fund	97	15	82
AIM V.I. Capital Appreciation Fund	39,409	10,359	29,050
AIM V.I. Government Securities Fund	1,411	1,086	325
AIM V.I. International Equity Fund	73,367	8,498	64,869
Colonial Small Cap Value Fund, Variable Series	12,971	3,408	9,563
Colonial Strategic Income Fund, Variable Series	7,277	2,392	4,885
Columbia High Yield Securities Fund, Variable Series	1,041	7,320	(6,279)
Columbia Large Cap Growth Stock Fund, Variable Series *	12,187	10,210	1,977
Dreyfus Stock Index Fund	46,473	17,823	28,650
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio	12,924	88,584	(75,660)
Dreyfus Investment Portfolio - Emerging Leaders Fund	17,419	24,385	(6,966)
Dreyfus Investment Portfolio - Technology Growth Fund	28,005	3,585	24,420
Dreyfus Socially Responsible Growth Fund	934	1,064	(130)
Franklin Growth and Income Securities Fund	48,629	3,728	44,901
Franklin Large Cap Growth Securities Fund	32,957	79,277	(46,320)
Franklin Money Market Fund	15,855	9,551	6,304
Franklin Strategic Income Securities Fund	4,601	2,105	2,496
Liberty Asset Allocation Fund, Variable Series	1,463	1,092	371
Liberty Growth and Income Fund, Variable Series	8,110	56,339	(48,229)
Liberty Money Market Fund	7,928	7,969	(41)
MFS VIT Capital Opportunities Series	28,480	1,688	26,792
MFS VIT Emerging Growth Series	111,082	10,731	100,351
MFS VIT Investors Trust Series	39,982	6,312	33,670
MFS VIT High Income Series	8,272	7,396	876
MFS VIT Research Series	79,673	2,931	76,742
MFS VIT Utilities Series	18,007	3,058	14,949
Templeton Growth Securities Fund	14,352	41,054	(26,702)
	672,906	411,960	260,946

*Formerly Stein Roe Growth Stock, Variable Series

21

9.  Unit Values

A summary of unit values and units outstanding for variable life contracts and the expense and investment income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31, 2005			For the year or period ended December 31, 2005
		Unit Fair Value		Expense Ratio**	Investment	Total Return****
Subaccount	Units	lowest to highest	Net Assets	lowest to highest	Income Ratio***	lowest to highest

AIM V.I. New Technology Fund	277	$8.08 to $12.82	$2,234	0.60% to 1.65%	0.00%	0.53% to 1.57%
AIM V.I. Capital Appreciation Fund	171,215	$6.52 to $8.18	1,324,723	0.60% to 1.65%	0.07%	7.10% to 8.25%
AIM V.I. Government Securities Fund	22,614	$12.19 to $12.98	279,575	0.60% to 1.65%	3.26%	(0.02)% to 1.04%
AIM V.I. International Equity Fund	109,111	$8.09 to $9.70	1,022,225	0.60% to 1.65%	0.92%	16.04% to 17.17%
Colonial Small Cap Value Fund, Variable Series	51,053	$20.59 to $22.42	1,122,543	0.60% to 1.65%	0.20%	3.94% to 5.03%
Colonial Strategic Income Fund, Variable Series	41,979	$13.57 to $14.32	584,476	0.60% to 1.65%	0.00%	(0.06)% to 1.01%
Columbia High Yield Securities Fund, Variable Series	15,486	$9.97 to $10.70	158,900	0.60% to 1.65%	0.00%	0.82% to 1.89%
Columbia Large Cap Growth Stock Fund, Variable Series *	105,533	$5.19 to $6.19	607,385	0.60% to 1.65%	0.57%	3.0% to 4.12%
Dreyfus Stock Index Fund	296,738	$9.06 to $9.15	2,686,967	0.60% to 1.65%	1.62%	3.09% to 3.99%
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio	34,797	$9.65 to $9.69	336,629	0.60% to 1.65%	0.03%	2.64% to 3.79%
Dreyfus Investment Portfolio - Emerging Leaders Fund	57,012	$13.63 to $14.31	807,696	0.60% to 1.65%	5.70%	3.31% to 4.43%
Dreyfus Investment Portfolio - Technology Growth Fund	50,305	$7.56 to $8.31	385,125	0.60% to 1.65%	0.00%	2.07% to 3.15%
Dreyfus Socially Responsible Growth Fund	11,557	$6.12 to $6.64	72,666	0.60% to 1.65%	0.00%	1.92% to 3.0%
Franklin Growth and Income Securities Fund	118,084	$11.56 to $12.25	1,390,950	0.60% to 1.65%	2.85%	1.85% to 2.88%
Franklin Large Cap Growth Securities Fund	128,036	$9.11 to $9.26	1,179,681	0.60% to 1.65%	0.74%	(0.61)% to 0.46%
Franklin Money Market Fund	92,318	$9.80 to $10.32	925,953	0.60% to 1.65%	2.30%	0.65% to 1.68%
Franklin Strategic Income Securities Fund	33,614	$13.36 to $13.83	452,164	0.60% to 1.65%	5.39%	(0.20)% to 0.85%
Liberty Asset Allocation Fund, Variable Series	18,651	$9.97 to $10.80	189,768	0.60% to 1.65%	2.45%	4.83% to 5.89%
Liberty Growth and Income Fund, Variable Series	71,225	$11.47 to $11.85	829,240	0.60% to 1.65%	0.00%	4.65% to 5.71%
Liberty Money Market Fund	23,882	$10.23 to $11.26	260,567	0.60% to 1.65%	2.70%	1.12% to 2.24%
MFS VIT Capital Opportunities Series	53,793	$8.19 to $8.43	442,234	0.60% to 1.65%	0.54%	0.07% to 1.12%
MFS VIT Emerging Growth Series	157,243	$4.72 to $6.57	958,507	0.60% to 1.65%	0.00%	7.50% to 8.53%
MFS VIT Investors Trust Series	94,494	$9.45 to $9.77	909,539	0.60% to 1.65%	0.42%	5.61% to 6.68%
MFS VIT High Income Series	41,948	$12.32 to $12.76	526,289	0.60% to 1.65%	6.99%	0.45% to 1.58%
MFS VIT Research Series	95,461	$7.72 to $9.04	823,214	0.60% to 1.65%	0.13%	6.06% to 7.21%
MFS VIT Utilities Series	36,589	$11.09 to $13.48	454,574	0.60% to 1.65%	0.40%	14.94% to 16.10%
Templeton Growth Securities Fund	55,739	$12.68 to $13.93	722,898	0.60% to 1.65%	1.42%	7.06% to 8.20%

*Formerly Stein Roe Growth Stock, Variable Series

22

A summary of unit values and units outstanding for variable life contracts and the expense and investment income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31, 2004			For the year or period ended December 31, 2004
		Unit Fair Value		Expense Ratio**	Investment	Total Return****
Subaccount	Units	lowest to highest	Net Assets	lowest to highest	Income Ratio***	lowest to highest

AIM V.I. New Technology Fund	195	$7.95 to $12.75	$1,546	0.60% to 1.65%	0.00%	2.99% to 4.19%
AIM V.I. Capital Appreciation Fund	142,165	$6.09 to $7.56	1,015,661	0.60% to 1.65%	0.00%	4.82% to 5.88%
AIM V.I. Government Securities Fund	22,289	$12.19 to $12.85	274,617	0.60% to 1.65%	2.63%	0.91% to 1.98%
AIM V.I. International Equity Fund	44,242	$6.97 to $8.28	347,103	0.60% to 1.65%	0.67%	21.85% to 23.40%
Colonial Small Cap Value Fund, Variable Series	41,490	$19.81 to $21.35	869,364	0.60% to 1.65%	3.35%	20.72% to 21.93%
Colonial Strategic Income Fund, Variable Series	37,094	$13.58 to $14.18	513,220	0.60% to 1.65%	14.25%	8.38% to 9.5%
Columbia High Yield Securities Fund, Variable Series	21,765	$9.89 to $10.50	218,719	0.60% to 1.65%	5.36%	5.44% to 6.49%
Dreyfus Stock Index Fund	268,088	$8.79 to $8.80	2,338,458	0.60% to 1.65%	1.87%	8.78% to 10.01%
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio	110,456	$9.30 to $9.44	1,030,760	0.60% to 1.65%	2.10%	3.40% to 4.38%
Dreyfus Investment Portfolio - Emerging Leaders Fund	63,978	$13.19 to $13.70	870,425	0.60% to 1.65%	10.00%	12.54% to 13.79%
Dreyfus Investment Portfolio - Technology Growth Fund	25,885	$6.00 to $6.45	193,634	0.60% to 1.65%	0.00%	(1.21)% to (.14)%
Dreyfus Socially Responsible Growth Fund	11,687	$5.26 to $6.46	71,856	0.60% to 1.65%	0.40%	4.53% to 5.56%
Franklin Growth and Income Securities Fund	73,183	$11.24 to $12.03	849,182	0.60% to 1.65%	2.75%	8.77% to 9.98%
Franklin Large Cap Growth Securities Fund	174,356	$9.17 to $9.22	1,605,723	0.60% to 1.65%	0.47%	6.13% to 7.33%
Franklin Money Market Fund	86,014	$9.74 to $10.15	851,427	0.60% to 1.65%	0.46%	(1.22)% to (0.20)%
Franklin Strategic Income Securities Fund	31,118	$13.39 to $13.71	417,862	0.60% to 1.65%	3.19%	7.98% to 9.16%
Liberty All-Star Equity Fund, Variable Series	—	$ - to $-	—	0.60% to 1.65%	0.00%	0% to 0%
Liberty Asset Allocation Fund, Variable Series	18,280	$9.51 to $10.20	176,432	0.60% to 1.65%	2.32%	8.19% to 9.32%
Liberty Growth and Income Fund, Variable Series	119,454	$10.85 to $11.32	1,317,667	0.60% to 1.65%	2.13%	11.97% to 13.14%
Liberty Money Market Fund	23,923	$10.12 to $11.01	256,319	0.60% to 1.65%	0.88%	(0.78)% to 0.27%
MFS VIT Capital Opportunities Series	27,001	$8.10 to $8.42	220,741	0.60% to 1.65%	0.47%	10.64% to 11.72%
MFS VIT Emerging Growth Series	56,892	$4.39 to $6.05	314,265	0.60% to 1.65%	0.00%	11.14% to 12.24%
MFS VIT Investors Trust Series	60,824	$8.95 to $9.16	548,025	0.60% to 1.65%	0.76%	9.55% to 10.63%
MFS VIT High Income Series	41,072	$12.26 to $12.56	510,298	0.60% to 1.65%	4.37%	7.45% to 8.46%
MFS VIT Research Series	18,719	$7.28 to $8.43	139,363	0.60% to 1.65%	1.04%	13.93% to 15.16%
MFS VIT Utilities Series	21,640	$9.65 to $11.61	218,434	0.60% to 1.65%	1.50%	27.98% to 29.43%
SteinRoe Growth Stock Fund, Variable Series	103,556	$5.04 to $5.94	573,127	0.60% to 1.65%	0.15%	(3.45)% to (2.46)%
Templeton Growth Securities Fund	82,442	$11.72 to $13.01	984,284	0.60% to 1.65%	0.96%	14.12% to 15.35%

23

A summary of unit values and units outstanding for variable life contracts and the expense and investment income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31, 2003			For the year or period ended December 31, 2003
		Unit Fair Value		Expenses Ratio**	Investment	Total Return****
Subaccount	Units	lowest to highest	Net Assets	lowest to highest	Income Ratio***	lowest to highest

AIM V.I. New Technology Fund	144	$7.63 to $12.38	$1,096	0.60% to 1.65%	0.00%	23.80% to 51.39%
AIM V.I. Capital Appreciation Fund	122,760	$5.81 to $7.14	824,911	0.60% to 1.65%	0.00%	27.41% to 28.88%
AIM V.I. Government Securities Fund	44,293	$12.08 to $12.60	542,739	0.60% to 1.65%	4.19%	(0.58)% to 0.48%
AIM V.I. International Equity Fund	48,003	$5.72 to $6.71	303,887	0.60% to 1.65%	0.39%	27.11% to 28.30%
Colonial Small Cap Value Fund, Variable Series	38,540	$16.41 to $17.51	663,321	0.60% to 1.65%	3.15%	37.09% to 38.64%
Colonial Strategic Income Fund, Variable Series	7,497	$12.53 to $12.95	94,593	0.60% to 1.65%	7.42%	16.45% to 17.73%
Columbia High Yield Securities Fund, Variable Series	22,233	$9.38 to $9.86	211,202	0.60% to 1.65%	7.37%	13.83% to 15.05%
Dreyfus Stock Index Fund	235,073	$7.99 to $8.09	1,869,617	0.60% to 1.65%	1.53%	26.41% to 27.43%
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio	65,138	$8.91 to $9.13	583,004	0.60% to 1.65%	1.67%	19.19% to 20.41%
Dreyfus Investment Portfolio - Emerging Leaders Fund	46,553	$11.72 to $12.04	558,566	0.60% to 1.65%	0.00%	45.23% to 46.65%
Dreyfus Investment Portfolio - Technology Growth Fund	16,533	$7.34 to $8.24	123,513	0.60% to 1.65%	0.00%	48.47% to 50.10%
Dreyfus Socially Responsible Growth Fund	11,993	$5.74 to $6.11	70,074	0.60% to 1.65%	0.12%	23.97% to 25.20%
Franklin Growth and Income Securities Fund	62,715	$10.22 to $11.06	660,868	0.60% to 1.65%	2.37%	23.71% to 24.94%
Franklin Large Cap Growth Securities Fund	127,086	$8.59 to $8.64	1,093,902	0.60% to 1.65%	0.68%	24.86% to 26.14%
Franklin Money Market Fund	55,580	$9.86 to $10.17	554,241	0.60% to 1.65%	(0.24)%	(1.40)% to (0.29)%
Franklin Strategic Income Securities Fund	21,651	$12.40 to $12.56	269,213	0.60% to 1.65%	2.52%	18.21% to 19.39%
Liberty All-Star Equity Fund, Variable Series	9,492	$8.68 to $9.81	87,467	0.60% to 1.65%	0.20%	38.44% to 39.94%
Liberty Asset Allocation Fund, Variable Series	19,336	$8.79 to $9.33	171,506	0.60% to 1.65%	3.08%	18.30% to 19.62%
Liberty Growth and Income Fund, Variable Series	86,438	$9.59 to $10.11	851,420	0.60% to 1.65%	1.72%	17.69% to 19.13%
Liberty Money Market Fund	22,927	$10.20 to $10.98	243,396	0.60% to 1.65%	0.68%	(0.97)% to 0.00%
MFS VIT Capital Opportunities Series	36,852	$7.25 to $7.61	269,833	0.60% to 1.65%	0.22%	25.16% to 26.75%
MFS VIT Emerging Growth Series	57,604	$3.95 to $5.39	279,234	0.60% to 1.65%	0.00%	28.25% to 29.57%
MFS VIT Investors Trust Series	75,731	$8.17 to $8.28	622,665	0.60% to 1.65%	0.83%	20.15% to 21.41%
MFS VIT High Income Series	29,836	$11.41 to $11.58	343,356	0.60% to 1.65%	3.65%	15.96% to 17.21%
MFS VIT Research Series	19,434	$6.39 to $7.32	126,246	0.60% to 1.65%	0.67%	22.65% to 23.86%
MFS VIT Utilities Series	23,438	$7.54 to $8.97	183,250	0.60% to 1.65%	2.29%	33.69% to 35.09%
SteinRoe Growth Stock Fund, Variable Series	99,957	$5.22 to $6.09	561,049	0.60% to 1.65%	0.39%	23.11% to 24.29%
Templeton Growth Securities Fund	43,461	$10.16 to $11.40	449,280	0.60% to 1.65%	0.14%	29.99% to 31.27%

24

A summary of unit values and units outstanding for variable life contracts and the expense and investment income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31, 2002			For the year or period ended December 31, 2002
		Unit Fair Value		Expenses Ratio**	Investment	Total Return****
Subaccount	Units	lowest to highest	Net Assets	lowest to highest	Income Ratio***	lowest to highest

AIM V.I. New Technology Fund	68	$5.04 to $10.00	$343	0.60% to 1.65%	0.00%	(45.45)% to 0.00%
AIM V.I. Capital Appreciation Fund	105,565	$4.56 to $5.54	522,335	0.60% to 1.65%	0.00%	(25.61)% to (24.83)%
AIM V.I. Government Securities Fund	37,071	$12.15 to $12.54	451,949	0.60% to 1.65%	2.08%	7.81% to 8.95%
AIM V.I. International Equity Fund	89,901	$4.50 to $5.23	450,993	0.60% to 1.65%	0.72%	(17.13)% to (16.19)%
Colonial Small Cap Value Fund, Variable Series	30,889	$11.97 to $12.63	382,850	0.60% to 1.65%	4.02%	(7.71)% to (6.79)%
Colonial Strategic Income Fund, Variable Series	7,759	$10.76 to $11.00	83,800	0.60% to 1.65%	7.95%	6.75% to 7.84%
Columbia High Yield Securities Fund, Variable Series	14,167	$8.24 to $8.57	118,219	0.60% to 1.65%	8.54%	(5.40)% to (4.35)%
Dreyfus Stock Index Fund	206,896	$6.27 to $6.40	1,283,323	0.60% to 1.65%	1.51%	(23.72)% to (22.78)%
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio	47,108	$7.40 to $7.66	349,982	0.60% to 1.65%	1.10%	(18.07)% to (17.23)%
Dreyfus Investment Portfolio - Emerging Leaders Fund	37,161	$8.07 to $8.21	304,398	0.60% to 1.65%	0.00%	(21.19)% to (20.37)%
Dreyfus Investment Portfolio - Technology Growth Fund	13,285	$4.89 to $5.55	66,574	0.60% to 1.65%	0.00%	(40.39)% to (39.78)%
Dreyfus Socially Responsible Growth Fund	10,989	$4.63 to $4.88	51,517	0.60% to 1.65%	0.23%	(30.17)% to (29.38)%
Franklin Growth and Income Securities Fund	34,086	$8.18 to $8.94	300,105	0.60% to 1.65%	0.36%	(17.15)% to (16.19)%
Franklin Large Cap Growth Securities Fund	92,856	$6.81 to $6.92	635,875	0.60% to 1.65%	0.76%	(24.37)% to (23.65)%
Franklin Money Market Fund	40,756	$10.00 to $10.20	409,973	0.60% to 1.65%	1.03%	(0.60)% to 0.49%
Franklin Strategic Income Securities Fund	19,995	$10.49 to $10.52	209,933	0.60% to 1.65%	0.02%	3.05% to 4.16%
Liberty All-Star Equity Fund, Variable Series	9,688	$6.27 to $7.01	63,937	0.60% to 1.65%	0.20%	(27.26)% to (26.44)%
Liberty Asset Allocation Fund, Variable Series	18,185	$7.43 to $7.80	135,758	0.60% to 1.65%	3.23%	(13.10)% to (12.26)%
Liberty Growth and Income Fund, Variable Series	60,175	$8.05 to $8.59	499,789	0.60% to 1.65%	1.35%	(23.17)% to (22.45)%
Liberty Money Market Fund	21,862	$10.30 to $10.98	232,796	0.60% to 1.65%	1.16%	(0.39)% to 0.73%
MFS VIT Capital Opportunities Series	26,619	$5.72 to $6.08	154,915	0.60% to 1.65%	0.04%	(30.83)% to (30.16)%
MFS VIT Emerging Growth Series	53,043	$3.08 to $4.16	198,072	0.60% to 1.65%	0.00%	(35.02)% to (34.18)%
MFS VIT Investors Trust Series	104,199	$6.80 to $6.82	709,756	0.60% to 1.65%	0.48%	(22.29)% to (21.43)%
MFS VIT High Income Series	21,491	$9.84 to $9.88	211,862	0.60% to 1.65%	6.02%	0.92% to 1.96%
MFS VIT Research Series	18,999	$5.21 to $5.91	100,024	0.60% to 1.65%	0.28%	(25.78)% to (25.00)%
MFS VIT Utilities Series	23,700	$5.64 to $6.64	137,965	0.60% to 1.65%	3.51%	(23.99)% to (23.24)%
SteinRoe Growth Stock Fund, Variable Series	89,106	$4.24 to $4.90	410,391	0.60% to 1.65%	0.19%	(31.28)% to (30.50)%
Templeton Growth Securities Fund	1,322	$7.74 to $8.77	11,500	0.60% to 1.65%	1.86%	(19.84)% to (18.95)%

25

A summary of unit values and units outstanding for variable life contracts and the expense and investment income ratios, excluding expenses of the underlying Portfolios, were as follows:

	At December 31, 2001			For the year or period ended December 31, 2001
		Unit Fair Value		Expenses Ratio**	Investment	Total Return****
Subaccount	Units	lowest to highest	Net Assets	lowest to highest	Income Ratio***	lowest to highest

AIM V.I. New Technology Fund	26	$9.24 to $10.00	$241	0.60% to 1.65%	106.22%	(7.60)% to 0.00%
AIM V.I. Capital Appreciation Fund	75,588	$6.13 to $7.37	489,642	0.60% to 1.65%	11.44%	(24.51)% to (23.87)%
AIM V.I. Government Securities Fund	28,252	$11.27 to $11.51	320,104	0.60% to 1.65%	4.85%	4.64% to 5.69%
AIM V.I. International Equity Fund	57,783	$5.43 to $6.24	342,908	0.60% to 1.65%	4.03%	(24.79)% to (24.00)%
Colonial Small Cap Value Fund, Variable Series	19,620	$12.97 to $13.55	261,457	0.60% to 1.65%	2.32%	7.46% to 8.66%
Colonial Strategic Income Fund, Variable Series	8,320	$10.08 to $10.20	84,018	0.60% to 1.65%	10.87%	2.13% to 3.13%
Columbia High Yield Securities Fund, Variable Series	12,176	$8.71 to $8.96	107,001	0.60% to 1.65%	13.37%	(4.29)% to (3.34)%
Dreyfus Stock Index Fund	109,341	$8.12 to $8.39	904,691	0.60% to 1.65%	1.92%	(13.59)% to (12.69)%
Dreyfus Variable Investment Fund - Capital Appreciation Portfolio	46,299	$8.93 to $9.35	418,628	0.60% to 1.65%	1.32%	(10.87)% to (9.79)%
Dreyfus Investment Portfolio - Emerging Leaders Fund	14,124	$10.24 to $10.31	145,368	0.60% to 1.65%	0.00%	2.40% to 3.10%
Dreyfus Investment Portfolio - Technology Growth Fund	5,730	$8.12 to $9.31	48,778	0.60% to 1.65%	0.00%	(18.80)% to (6.90)%
Dreyfus Socially Responsible Growth Fund	10,068	$6.63 to $6.91	67,193	0.60% to 1.65%	0.07%	(23.88)% to (22.97)%
Franklin Growth and Income Securities Fund	290	$9.76 to $10.79	3,047	0.60% to 1.65%	0.00%	(2.40)% to 7.90%
Franklin Large Cap Growth Securities Fund	38,953	$8.92 to $9.15	350,489	0.60% to 1.65%	2.14%	(10.80)% to (8.50)%
Franklin Money Market Fund	15,448	$10.06 to $10.15	155,897	0.60% to 1.65%	1.38%	0.60% to 1.50%
Franklin Strategic Income Securities Fund	4,688	$10.10 to $10.18	47,679	0.60% to 1.65%	8.80%	1.00% to 1.80%
Liberty All-Star Equity Fund, Variable Series	7,490	$8.62 to $9.53	67,330	0.60% to 1.65%	3.05%	(14.14)% to (13.28)%
Liberty Asset Allocation Fund, Variable Series	16,258	$8.55 to $8.99	139,473	0.60% to 1.65%	4.74%	(10.75)% to (9.65)%
Liberty Growth and Income Fund, Variable Series	46,249	$10.38 to $11.18	501,091	0.60% to 1.65%	17.81%	(2.27)% to (1.24)%
Liberty Money Market Fund	23,530	$10.34 to $10.90	246,909	0.60% to 1.65%	4.62%	1.97% to 2.93%
MFS VIT Capital Opportunities Series	13,379	$8.19 to $8.79	112,880	0.60% to 1.65%	0.00%	(18.10)% to (13.28)%
MFS VIT Emerging Growth Series	38,267	$4.74 to $6.32	211,888	0.60% to 1.65%	6.42%	(34.53)% to (33.89)%
MFS VIT Investors Trust Series	54,585	$8.68 to $8.75	476,009	0.60% to 1.65%	1.70%	(17.37)% to (16.46)%
MFS VIT High Income Series	10,351	$9.69 to $9.75	100,592	0.60% to 1.65%	0.00%	(3.10)% to (2.50)%
MFS VIT Research Series	18,630	$7.02 to $7.88	131,700	0.60% to 1.65%	13.26%	(22.52)% to (21.67)%
MFS VIT Utilities Series	35,194	$7.42 to $8.65	270,628	0.60% to 1.65%	7.54%	(25.43)% to (24.65)%
SteinRoe Growth Stock Fund, Variable Series	70,957	$6.17 to $7.05	465,164	0.60% to 1.65%	14.56%	(25.93)% to (25.08)%
Templeton Growth Securities Fund	232	$9.55 to $10.94	2,493	0.60% to 1.65%	1.28%	(4.50)% to 9.40%

26

** These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges for the period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the dividends received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

**** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

27

AUDITED CONSOLIDATED FINANCIAL STATEMENTS

Liberty Life Assurance Company of Boston

Years ended December 31, 2005 and 2004

Liberty Life Assurance Company of Boston

Audited Consolidated Financial Statements

Years ended December 31, 2005 and 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors

Liberty Life Assurance Company of Boston

We have audited the accompanying consolidated balance sheets of Liberty Life Assurance Company of Boston as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholders’ equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Liberty Life Assurance Company of Boston at December 31, 2005 and 2004, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Hartford, CT

February 10, 2006

Liberty Life Assurance Company of Boston

Consolidated Balance Sheets

	December 31
	2005	2004
	(In Thousands)
Assets
Investments:
Fixed maturities, available for sale (Cost: 2005 5,732,858; 2004 5,232,283)	$6,111,141	$5,759,660
Equity securities, available for sale (Cost: 2005 1,022; 2004: 1,652)	1,039	1,600
Policy loans	81,304	76,584
Short-term investments	37,395	47,885
Other invested assets	116,009	73,923
Total investments	6,346,888	5,959,652

Cash and cash equivalents	332,450	286,113
Amounts recoverable from reinsurers	110,859	95,865
Premiums receivable	22,486	29,602
Investment income due and accrued	70,377	65,381
Due from Parent	4,134	6,423
Deferred policy acquisition costs	228,446	188,976
Other assets	28,760	24,056
Assets held in separate accounts	2,570,079	2,362,990

Total assets	$9,714,479	$9,019,058

Liabilities and Stockholders’ Equity
Liabilities:
Future policy benefits	$3,032,797	$2,808,331
Policyholders’ and beneficiaries’ funds	2,485,014	2,285,311
Policy and contract claims	50,996	43,815
Dividends to policyholders	11,147	11,385
Experience rating refund reserves	10,284	6,614
Liability for participating policies	93,385	90,097
Federal income taxes	4,592	19,430
Deferred federal income taxes	195,846	233,349
Accrued expenses and other liabilities	237,767	221,610
Liabilities related to separate accounts	2,570,079	2,362,990
Total liabilities	8,691,907	8,082,932

Stockholders’ equity:
Common stock, $312.50 par value; 8,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid-in capital	416,500	316,500
Retained earnings	397,674	327,020
Accumulated other comprehensive income	205,898	290,106
Total stockholders’ equity	1,022,572	936,126

Total liabilities and stockholders’ equity	$9,714,479	$9,019,058

See accompanying notes to consolidated financial statements.

Liberty Life Assurance Company of Boston

Consolidated Statements of Operations

	Year ended December 31
	2005	2004	2003
	(In Thousands)
Revenues:
Premiums, net	$591,546	$501,351	$574,630
Net investment income	374,280	348,468	334,895
Realized capital and other gains on investments	24,380	30,248	8,250
Contractholder charges and assessments	37,270	32,003	27,780
Other revenues	48,756	36,910	42,194
Total revenues	1,076,232	948,980	987,749

Benefits and expenses:
Death and other policy benefits	485,354	458,954	448,319
Recoveries from reinsurers on ceded claims	(29,579)	(21,750)	(22,892)
Provision for future policy benefits and other policy liabilities	211,207	134,774	201,318
Interest credited to policyholders	115,751	118,471	120,167
Change in deferred policy acquisition costs	(18,982)	(14,241)	(16,364)
General expenses	167,701	144,435	154,012
Insurance taxes and licenses	19,664	15,554	16,698
Dividends to policyholders	10,714	10,974	11,751
Total benefits and expenses	961,830	847,171	913,009

Income before federal income taxes and earnings of participating policies	114,402	101,809	74,740

Federal income tax expense	40,460	34,053	28,454

Income before earnings of participating policies	73,942	67,756	46,286

Earnings of participating policies net of federal income tax benefit of $3,421 in 2005, $3,863 in 2004, $4,217 in 2003	3,288	4,217	5,033

Net income	$70,654	$63,539	$41,253

See accompanying notes to consolidated financial statements.

Liberty Life Assurance Company of Boston

Consolidated Statements of Changes in Stockholders’ Equity

(In Thousands)

				Accumulated
		Additional		Other
	Common	Paid-in	Retained	Comprehensive
	Stock	Capital	Earnings	Income	Total

Balance at January 1, 2003	$2,500	$106,500	$222,228	$309,551	$640,779

Additional paid-in capital		25,000			25,000

Comprehensive income (loss):
Net income			41,253		41,253

Other comprehensive income, net of tax:
Change in net unrealized gains on investments				(44,498)	(44,498)
Foreign currency translation adjustment				2,205	2,205
Comprehensive income (loss)					(1,040)

Balance at December 31, 2003	2,500	131,500	263,481	267,258	664,739

Additional paid-in capital		185,000			185,000

Comprehensive income (loss):
Net income			63,539		63,539

Other comprehensive income, net of tax:
Change in net unrealized losses on investments				23,087	23,087
Foreign currency translation adjustment				(239)	(239)

Comprehensive income (loss)					86,387

Balance at December 31, 2004	2,500	316,500	327,020	290,106	936,126

Additional paid-in capital		100,000			100,000

Comprehensive income (loss):
Net income			70,654		70,654

Other comprehensive income, net of tax:
Change in net unrealized gains on investments				(84,208)	(84,208)

Comprehensive income (loss)					(13,554)

Balance at December 31, 2005	$2,500	$416,500	$397,674	$205,898	$1,022,572

See accompanying notes to consolidated financial statements.

Liberty Life Assurance Company of Boston

Consolidated Statements of Cash Flows

	Year ended December 31
	2005	2004	2003
			(In Thousands)

Cash flows from operating activities
Net income	$70,654	$63,539	$41,253

Adjustments to reconcile net income to net cash provided by operating activities:
Realized capital and other gains on investments	(24,380)	(30,248)	(8,250)
Accretion of bond discount	(29,093)	(26,082)	(28,892)
Interest credited to policyholders	115,751	118,471	120,167
Changes in assets and liabilities:
Amounts recoverable from reinsurers	(14,994)	(31,902)	396,841
Premiums receivable	7,116	(4,570)	4,193
Investment income due and accrued	(4,996)	(2,972)	(1,237)
Deferred policy acquisition costs	(18,981)	(14,242)	(16,364)
Other assets	(3,190)	(757)	(573)
Future policy benefits	223,497	151,862	166,008
Funds withheld on reinsurance	0	0	(381,464)
Policy and contract claims	7,181	(69)	(5,778)
Dividends to policyholders	(238)	(641)	(1,643)
Experience rating refund liabilities	3,670	3,085	4,289
Liability for participating policies	3,288	4,217	5,033
Change in federal income taxes	(14,838)	23,934	1,790
Deferred federal income taxes	7,839	35,268	21,716
Due from Parent	2,289	(52,043)	11,553
Accrued expenses and other liabilities	24,823	13,288	(12,035)
Net cash provided by operating activities	355,398	250,138	316,607

Cash flows from investing activities
Proceeds from fixed maturities sold	568,620	768,210	1,205,925
Proceeds from fixed maturities matured	83,592	59,535	103,560
Cost of fixed maturities acquired	(1,113,869)	(1,199,253)	(1,766,115)
Proceeds from equity securities sold	1,991	4,284	3,351
Cost of equity securities acquired	(680)	(1,695)	(4,788)
Change in policy loans	(4,720)	(5,343)	(6,079)
Investment cash in transit	(1,511)	1,425	(3,446)
Sale of international business	0	0	1,617
Proceeds from short-term investments sold or matured	183,257	214,178	2,242,468
Cost of short-term investments acquired	(172,766)	(130,220)	(2,227,036)
Net proceeds from reverse repurchase agreements	(30,890)	15,251	(4,523)
Proceeds from other long-term investments sold	41,067	19,416	17,079
Cost of other long-term investments acquired	(69,327)	(27,484)	(23,436)
Net cash used in investing activities	(515,236)	(281,696)	(461,423)

Cash flows from financing activities
Additional paid-in capital	100,000	185,000	25,000
Policyholders’ deposits on investment contracts	264,358	240,959	284,731
Policyholders’ withdrawals from investment contracts	(181,303)	(163,083)	(158,499)
Change in securities loaned	23,120	13,078	(54,056)
Net cash provided by financing activities	206,175	275,954	97,176

Change in cash and cash equivalents	46,337	244,396	(47,640)
Cash and cash equivalents, beginning of year	286,113	41,717	89,357

Cash and cash equivalents, end of year	$332,450	$286,113	$41,717

See accompanying notes to consolidated financial statements.

Liberty Life Assurance Company of Boston

Notes to Consolidated Financial Statements

(Amounts in Thousands)

1. Nature of Operations and Significant Accounting Policies

Organization

Liberty Life Assurance Company of Boston (the Company) is domiciled in the Commonwealth of Massachusetts. The Company is 90% owned by Liberty Mutual Insurance Company and 10% owned by Liberty Mutual Fire Insurance Company. Liberty Mutual Insurance Company and Liberty Mutual Fire Insurance Company are both wholly owned by Liberty Mutual Group, Inc. Liberty Mutual Group, Inc. is wholly owned by LMHC Massachusetts Holdings Inc., which is wholly owned by Liberty Mutual Holding Company Inc.

The Company insures life, annuity and accident and health risks for groups and individuals. The Company also issues structured settlement contracts and administers separate account contracts. The Company is licensed and sells its products in all 50 states, the District of Columbia, Canada and Puerto Rico.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. All significant intercompany transactions and balances have been eliminated.

Partnerships, joint venture interests and other equity investments in which the Company does not have a controlling financial interest, but has significant influence, are recorded using the equity method of accounting and are included in other invested assets.

Recent Accounting Pronouncements

In November 2003, the EITF reached a consensus on the disclosures required for other-than-temporary impairments and continued their discussions on an other-than-temporary impairment model outlined in EITF Issue 03-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“EITF 03-1”). EITF 03-1 requires investors to disclose quantitative information about the (1) aggregate amount of unrealized losses, (2) the aggregate related fair values of investments with unrealized losses, segregated into less than and greater than

12 months categories and (3) qualitative information that supports their conclusion that the impairments noted in the quantitative disclosures are not other-than-temporary. The Company disclosed the required information in Note 4.

In November 2005, the FASB issued FSP FAS 115-1 and FAS 124-1, “Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS 115-1 and FAS 124-1”) nullifying paragraphs 10-18 of EIFT 03-1 dealing with certain aspects of the impairment model. Companies are required to determine whether investment impairment is other-than-temporary based on existing impairment guidance, recognize other-than-temporary impairment regardless of intent to sell and provide disclosures as required under EITF 03-1. The Company is required to implement FSP FAS 115-1 and FAS 124-1 effective January 1, 2006. The Company is assessing the guidance and whether changes to the Company’s current other-than-temporary policy is necessary to comply.

In January 2003, the FASB issued interpretation No. 46, “Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51” (FIN 46). FIN 46 requires certain variable interest entities (VIEs) to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or the entity does not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

FIN 46 was revised in late 2003 and is effective in 2004 for the Company for all new VIEs created or acquired after December 31, 2003. For VIEs created or acquired by the Company prior to December 31, 2003, the provisions of FIN 46 must be applied in 2005. The Company is continuing to evaluate the impact of the adoption of FIN 46 and does not anticipate that its adoption will have a material impact on the Company’s financial condition or results of operations.

The Company’s exposure to investment structures subject to analysis under FIN 46(R), relate primarily to investments in energy and private equity limited partnerships that are accounted for under the equity method. The Company has determined that it is the primary beneficiary for two VIEs in the energy investment sector at December 31, 2005. In addition, the Company has investments in three VIEs for which it is not the primary beneficiary at December 31, 2005. The Company’s investments in VIEs are not material to the Company’s consolidated financial position, results of operations or cash flows at December 31, 2005. The Company’s maximum exposure to losses from VIEs is $31 million at December 31, 2005, and there is no recourse provision to the general credit of the Company beyond the full amount of the Company’s loss exposure.

Future Adoption of New Accounting Standards

In September 2005, the AcSec issued Statement of Position No. 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”). This SOP provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized gains and Losses from the Sale of Investments” (“FAS 97”). As defined by the SOP, an internal replacement is a modification in product benefits, features, rights, or coverage that occurs by exchange of a contract for a new contract, or by amendment, endorsement, rider, or by election of a feature or coverage within an existing contract. The guidance in this SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. This statement is effective for the Company on January 1, 2007 and its adoption is not expected to materially impact the Company’s financial position or results of operations.

Investments

Fixed maturity and equity securities are classified as available for sale and are carried at fair value. Unrealized gains and losses on fixed maturity and equity securities are reflected in accumulated other comprehensive income, net of applicable deferred income taxes. The cost of fixed maturity and equity investments is adjusted for impairments in value deemed to be other than temporary, and  such adjustments are reported as a component of realized capital and other gains (losses) on investments.

For the mortgage-backed bond fixed maturity securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

Cash and cash equivalents include cash and all highly liquid investments with maturities of three months or less at the date of acquisition. The company’s cash and cash equivalents are carried at cost that approximates fair value.

Short-term investments include investments with maturities between three months and one year at the date of acquisition are considered available for sale, and are carried at amortized cost that approximates fair value.

Other invested assets, principally investments in limited partnerships, are accounted for using the equity method, unless the investment is so minor that the company has no influence over the partnership’s operating and finance policies. Investment in excess of three percent of a limited partnership are considered more than minor. If the private equity is considered minor, the investment is accounted for using the cost method.

Recognition of unrealized gains and losses of private equity investments are recorded consistent with the methodology used by the underlying private equity investment (Statement of Operations or Stockholder’s Equity)

Policy loans are reported at unpaid loan balances that approximate fair value.

Realized gains and losses on sales of investments are recognized in income using the specific identification method. Unrealized losses that are other-than-temporary are recognized as realized losses. The Company reviews fixed income and public equity securities for impairment on a quarterly basis and private equity and co-investment securities on a semi-annual basis. All securities are subject to review with the exception of those issued by the government of the United States, its agencies, and government sponsored enterprises such as the Government National Mortgage Association (“GNMA”). Securities are reviewed for both quantitative and qualitative considerations including, but not limited to, (1) the extent of the decline in fair value below book value, (2) the duration of the decline, (3) significant adverse changes in the financial condition or near term prospects for the investment or issuer, (4) significant changes in the business climate or credit ratings of the issuer, (5) the intent and ability of the company to hold its investment for a period sufficient to allow for any anticipated recovery, (6) general market conditions and volatility, (7) industry factors, and (8) the past impairment history of the security holding or the issuer. All mortgage backed securities and asset backed securities are reviewed for other-than-temporary impairment treatment in accordance with the guidance of EITF Issue No. 99-20, “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets”. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale.

Deferred Policy Acquisition Costs

Deferred policy acquisition costs are the costs of acquiring new business which vary with, and are primarily related to, the production of new business. Such costs include commissions, certain costs of policy underwriting and variable agency expenses. Acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves.

For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits arising principally from surrender charges and investment, mortality and expense margins. Deferred policy acquisition costs are adjusted for amounts relating to unrealized gains and losses on fixed maturity and equity securities the Company has designated as available for sale. This adjustment, net of tax, is included with the net unrealized gains or losses that are reflected in accumulated other comprehensive income.

Recognition of Traditional Life Premium Revenue and Related Expenses

Premiums on traditional life insurance policies are recognized as revenue when due. Benefits and expenses are associated with premiums so as to result in the recognition of profits over the life of the policies. This association is accomplished by providing liabilities for future policy benefits and the deferral and subsequent amortization of acquisition costs.

Recognition of Universal Life Revenue and Policy Account Balances

Revenues from universal life policies represent investment income from the related invested assets and amounts assessed against policyholders’ account balances. Included in such assessments are mortality charges, surrender charges and administrative fees. Policy account balances consist of consideration received plus credited interest, less accumulated policyholder charges, assessments and withdrawals. Credited interest rates were between 3.50% and 8.50% in 2005, 2004 and 2003.

The Company writes certain annuity and structured settlement contracts without mortality risk which are accounted for as investment contracts. Revenues for investment contracts consist of investment income from the related invested assets, with profits recognized to the extent investment income earned exceeds the amount credited to the contract. This method of computing the liability for future policy benefits effectively results in recognition of profits over the benefit period. Policy account balances consist of consideration received plus credited interest less policyholder withdrawals. Credited interest rates for deferred annuity contracts were between 2.75% and 4.50% in 2005, 2004 and 2003. Credited interest rates for structured settlement and other immediate annuity contracts were between 1.00% and 12.00% in 2005, 2004 and 2003.

Future Policy Benefits

Liabilities for future policy benefits for traditional life policies have been computed using the net level premium method based on estimated future investment yield, mortality and withdrawal experience. Interest rate assumptions were between 4.50% and 10.25% for all years of issue.

Mortality assumptions have been calculated principally on an experience multiple applied to the 1955-60 and 1965-70 Select and Ultimate Basic Tables for issues prior to 1986, the 1986 Bragg Non-Smoker/Smoker Select and Ultimate Basic Tables for 1986 to 1992 issues, the 1991 Bragg Non-Smoker/Smoker Select and Ultimate Basic Tables for 1993-1998 and the 1975-1980 Select and Ultimate Basic Tables for 1999 and subsequent issues. Withdrawal assumptions generally are based on the Company’s experience.

The liability for future policy benefits with respect to structured settlement contracts with life contingencies and single premium group annuities (group pension) is determined based on interest crediting rates between 1% and 12%. The mortality assumptions for the group pension business are based on the 1971 GAM Tables. The structured settlement and other immediate annuity business mortality assumptions for issues through 1999 are based on the 1971 IAM Tables. Mortality assumptions for issues from 2000 to present are based on either the Annuity 2000 Table or an experience adjusted Annuity 2000 Table. Future policy benefits for long-term disability cases are computed using the 1987 Commissioners’ Group Disability Table adjusted for the Company’s experience.

Policy and Contract Claims

Accident and health business policy and contract claims principally include claims in course of settlement and claims incurred but not reported, which are determined based on a formula derived as a result of the Company’s past experience. Claims liabilities may be more or less than the amounts paid when the claims are ultimately settled. Such differences represent changes in estimates and are recorded in the statement of operations in the year the claims are settled.

Reinsurance

All assets and liabilities related to reinsurance ceded contracts are reported on a gross basis in the balance sheets. The statements of operations reflect premiums, benefits and settlement expenses net of reinsurance ceded.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts.

Federal Income Taxes

Income taxes have been provided using the liability method in accordance with SFAS No. 109, Accounting for Income Taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Participating Policies

Participating policies approximate 15%, 14% and 17% of ordinary life insurance in force at December 31, 2005, 2004 and 2003, respectively, and 23%, 20% and 17% of ordinary insurance premium revenue in 2005, 2004 and 2003, respectively. Dividends to participating policyholders are calculated as the sum of the difference between the assumed mortality, interest and loading, and the actual experience of the Company relating to participating policyholders. As a result of statutory regulations, the major portion of earnings from participating policies inures to the benefit of the participating policyholders and is not available to stockholders. Undistributed earnings of the participating block of business is represented by the liability for participating policies in the consolidated balance sheets. The payment of dividends to stockholders is further restricted by insurance laws of the Commonwealth of Massachusetts.

Foreign Currency Translation

The Company enters into certain transactions that are denominated in a currency other than the U.S. dollar. Functional currencies are assigned to foreign currencies. These amounts are accumulated and then converted to U.S. dollars. The unrealized gain or loss from the translation is reflected in accumulated other comprehensive income, net of deferred federal income taxes. The translations are calculated using current exchange rates for the balance sheet and average exchange rates for the statement of operations.

Separate Accounts

Separate account assets and liabilities reported in the consolidated balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the consolidated financial statements. Fees charged on separate account policyholder deposits are included in other income.

2. Investments

Fixed Maturities

The amortized cost, gross unrealized gains and losses, and fair value of investments in fixed maturities available for sale are summarized below:

	December 31, 2005
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$145,878	$31,300	$(120)	$177,058
Debt securities issued by states and municipalities	97,836	8,292	(171)	105,957
Corporate securities	3,643,221	327,621	(40,700)	3,930,142
U.S. government guaranteed mortgage-backed securities	1,845,923	70,393	(18,332)	1,897,984

Total fixed maturities available for sale	$5,732,858	$437,606	$(59,323)	$6,111,141

	December 31, 2004
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$390,063	$123,630	$(9)	$513,684
Debt securities issued by states and municipalities	95,637	8,390	(375)	103,652
Corporate securities	3,030,321	298,721	(5,945)	3,323,097
U.S. government guaranteed mortgage-backed securities	1,716,262	109,182	(6,217)	1,819,227

Total fixed maturities available for sale	$5,232,283	$539,923	$(12,546)	$5,759,660

The amortized cost and fair value of the Company’s investment in fixed maturities available for sale by contractual maturity are summarized below:

	December 31, 2005
	Amortized Cost	Fair Value

Maturity in one year or less	$92,728	$93,731
Maturity after one year through five years	544,390	570,247
Maturity after five years through ten years	978,462	1,024,599
Maturity after ten years	2,271,355	2,524,580
U.S. government guaranteed mortgage-backed securities	1,845,923	1,897,984

Total fixed maturities available for sale	$5,732,858	$6,111,141

The expected maturities in the foregoing table may differ from the contractual maturities because certain eligible borrowers may exercise their right to call or prepay obligations with or without call or prepayment penalties.

Gross gains of $17,019, $25,817, and $31,335 and gross losses of $8,508, $6,291, and $22,920 were realized on the sales of fixed maturities available for sale during 2005, 2004, and 2003, respectively. Included in the gross realized losses were bond other than temporary impairments of $2,528, $1,132 and $6,482 for 2005, 2004, and 2003, respectively.

At December 31, 2005, bonds with a par value of $8,927 were on deposit with state insurance departments to satisfy regulatory requirements.

Equity Securities and Other Invested Assets

The cost, gross unrealized gains and losses, and fair value of those investments are summarized below:

	December 31, 2005
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Equity securities	$1,022	$18	$(1)	$1,039
Other invested assets	105,857	14,815	(4,663)	116,009

Total	$106,879	$14,833	$(4,664)	$117,048

	December 31, 2004
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Equity Securities	$1,652	$0	$(52)	$1,600
Other invested assets	$63,755	$14,482	$(4,314)	$73,923

Total	$65,407	$14,482	$(4,366)	$75,523

Net Investment Income

Major categories of the Company’s net investment income are summarized below:

	Year ended December 31
	2005	2004	2003
Investment income:
Fixed maturities	$364,393	$345,526	$332,160
Policy loans	4,513	4,387	3,670
Short-term investments and cash equivalents	8,221	2,146	1,385
Other invested assets	3,377	1,407	629
Gross investment income	380,504	353,466	337,844

Less investment expenses	6,224	4,998	2,949

Net investment income	$374,280	$348,468	$334,895

Realized Capital and Other Gains on Investments

Realized capital and other gains on investments were derived from the following sources:

	Year ended December 31
	2005	2004	2003

Fixed maturities	$8,509	$19,526	$8,415
Other invested assets	15,871	10,722	(165)

Realized capital and other gains on investments	$24,380	$30,248	$8,250

Concentration of Investments

There were no investments in a single entity’s fixed maturities in excess of ten percent of stockholders’ equity at December 31, 2005 and 2004.

The following table shows a schedule of the Company’s unrealized losses and fair value by security type and potential impairment at December 31, 2005, and 2004.

	Year Ended December 31, 2005
	Less Than 12 Months		Greater Than 12 Months
	Unrealized Losses	Fair Value of Instruments with Unrealized Losses	Unrealized Losses	Fair Value of Instruments with Unrealized Losses
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(120)	$5,293	$0	$0
Debt securities issued by states and municipalities	(86)	5,267	(85)	1,374
Corporate fixed maturity securities	(35,829)	958,073	(4,871)	68,388
U.S. government guaranteed mortgage-backed securities	(10,305)	617,409	(8,027)	125,728
Equity securities	(1)	2	0	1
Total	$(46,341)	$1,586,044	$(12,983)	$195,491

	Year Ended December 31, 2004
	Less Than 12 Months		Greater Than 12 Months
	Unrealized Losses	Fair Value of Instruments with Unrealized Losses	Unrealized Losses	Fair Value of Instruments with Unrealized Losses
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(9)	$5,419	$0	$0
Debt securities issued by states and municipalities	(50)	4,152	(325)	5,276
Corporate fixed maturity securities	(2,441)	229,287	(3,504)	87,495
U.S. government guaranteed mortgage-backed securities	(886)	130,732	(5,331)	116,731
Equity securities	(52)	13	0	0
Total	$(3,438)	$369,603	$(9,160)	$209,502

Qualitative disclosures for other-than-temporary losses included as unrealized losses:

(1)   The nature of the investments. The representation is made for invested assets of Liberty Life Assurance Company of Boston. It excludes investments in Private Equity Limited Partnerships which are marked to market with any change in value reflected in the Statement of Operations. These investments are included within the scope of the process for the evaluation of investment holdings for other than temporary impairments described in section 4 below.

(2)   The severity of the impairments, including the number of securities that are impaired. $49 million, or approximately 82%, of the unrealized losses shown above, exist on securities where the fair value of the security is 10% or less below the book value for the security. Unrealized losses have increased from $13 million as of December 31, 2004 to $59 million as of December 31, 2005. The increase in unrealized losses since December 31, 2004 is largely a reflection of the increase in interest rates during that period. The unrealized losses as of December 31, 2005 involve approximately 986 lots across over 323 different securities within the portfolios of Liberty Life Assurance Company of Boston excluding the separate accounts it manages.

(3)   The duration of the impairments. In general, those securities whose fair value is less than book value by a larger percentage or whose fair value has been below the corresponding book value for a longer duration are equity in nature, including Private Equity co-investments. As such the change in unrealized gain or loss is reflected in the Statement of Operations in the current period and is not dependent on the booking of an adjustment to the carrying value of the security holding.

(4)  The evidence that the Company considered (both positive and negative) in reaching the conclusion that the impairments are not other-than-temporary.

Liberty Life Assurance Company of Boston follows a consistent and systematic process for the evaluation of investment holdings for other-than-temporary declines in value. Responsibility for the review process rests with the Investment Department and Chief Investment Officer and his designees. Reviews are conducted quarterly for all fixed income and public equities and semi-annually for all private equities (e.g., Limited Partnerships) and co-investments (i.e., direct private placements made in conjunction with a Limited Partnership). All securities are subject to the review with the exception of those issued by the Government of the United States, it Agencies, and Government Sponsored Enterprises such as the Government National Mortgage Association (GNMA), etc. Securities are reviewed for both quantitative and qualitative considerations including but not limited to: the extent of the decline in fair value below book value, the duration of the decline, significant adverse changes in the financial condition or near term prospects for the investment or issuer, significant changes in the business climate or credit ratings of the issuer, the intent and ability of the company to hold its investment for a period sufficient to allow for any anticipated recovery, general market conditions and volatility, industry factors, and the past impairment history of the security holding or the issuer. All mortgage backed securities (MBS) and asset backed securities (ABS) are reviewed for other than temporary impairment treatment in accordance with the guidance of EITF 99-20. The results of the initial screening are reviewed by one or more portfolio managers to ensure that all relevant factors have been considered. The final recommendations for impairment or non-impairment for the identified securities are reviewed with the Chief Investment Officer before action is taken.

Liberty Life Assurance Company of Boston writes down to fair value all holdings that are classified as other than temporarily impaired in the period in which the impairment is deemed to be other than temporary. The resulting losses are recognized in realized gains and losses in the Statement of Operations.

3. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company cedes business to reinsurers to share risks under life, health, and annuity contracts for the purpose of providing the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources. The effect of reinsurance assumed and ceded on premiums was as follows:

	Year ended December 31, 2005
	Direct Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount

Individual Life and Annuity	$282,106	$128	$33,641	$248,593
Group Life and Disability	361,583	0	18,406	343,177
Group Pension and Other	362	(579)	6	(224)

Total premiums	$644,051	$(451)	$52,053	$591,546

	Year ended December 31, 2004
	Direct Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount

Individual Life and Annuity	$192,262	$217	$25,981	$166,498
Group Life and Disability	350,526	1	15,691	334,836
Group Pension and Other	20	0	3	17

Total premiums	$542,808	$218	$41,675	$501,351

	Year ended December 31, 2003
	Direct Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount

Individual Life and Annuity	$242,832	$174	$18,262	$224,744
Group Life and Disability	344,896	3	13,438	331,461
Group Pension and Other	31,072	0	12,647	18,425

Total premiums	$618,800	$177	$44,347	$574,630

Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar characteristics of the reinsurers.

4. Federal Income Taxes

The Company is included in a consolidated federal income tax return with Liberty Mutual and its other subsidiaries. Under a written tax sharing agreement, approved by the Board of Directors, Liberty Mutual collects from and refunds to the subsidiaries the amount of taxes or benefits determined as if Liberty Mutual and the subsidiaries filed separate returns.

Federal income tax expense attributable to income from operations was composed of the following:

	Year ended December 31
	2005	2004	2003

Current	$32,621	$(1,216)	$6,737
Deferred	7,839	35,269	21,717

Federal income tax expense	$40,460	$34,053	$28,454

A reconciliation of federal income tax expense as recorded in the consolidated statements of operations with expected federal income tax expense computed at the applicable federal income tax rate of 35% is summarized below:

	Year ended December 31
	2005	2004	2003

Expected income tax expense	$40,041	$35,633	$26,159
Adjustments to income taxes resulting from:
Reconciliation of prior year tax return	0	162	646
Other, net	419	(1,742)	1,649

Federal income tax expense	$40,460	$34,053	$28,454

The Company made tax payments of $47,457, $10,563 and $6,114 during 2005, 2004 and 2003, respectively.

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred liabilities are summarized below:

	December 31
	2005	2004
Deferred tax assets:
Dividends to policyholders	$2,571	$2,654
Unearned interest on policy loans	103	103
Unearned group premium adjustment	66	71
Unrealized loss on other long-term investments	16,029	15,468
Other	356	276

Total deferred tax assets	19,126	18,572

Deferred tax liabilities:
Future policy benefits	(50,071)	(41,115)
Deferred acquisition costs	(44,001)	(40,851)
Bonds purchased at market discount	(3,575)	(5,881)
Bonds market valuation adjustment	(109,807)	(155,152)
Reconciliation of taxes on other long-term investments	(6,923)	(7,485)
Due and uncollected premium adjustment	(585)	(1,005)
Other	(10)	(432)

Total deferred tax liabilities	(214,972)	(251,921)

Net deferred tax liability	$(195,846)	$(233,349)

In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no valuation allowance has been established.

Prior to 1984, a portion of the Company’s income was not taxed, but was accumulated in a “policyholders’ surplus account” (PSA). In the event that those amounts are distributed to stockholders’, or the balance of the account exceeds certain limitations under the Internal Revenue Code, the excess amounts would become taxable at current rates. The policyholders’ surplus account balance at December 31, 2005 and 2004 was approximately $4,000. Management does not intend to take actions nor does management expect any events to occur that would cause federal income taxes to become payable on that amount. However, if such taxes were assessed, the amount of taxes payable would be approximately $1,400 in 2005 and 2004. The American Job Creations Act of 2004 was passed on October 22, 2004. This Act allows for the PSA to be distributed without being subjected to tax, however, the distributions must be made during the 2005 or 2006 tax years.

5. Unpaid Claims Liability for Group Accident and Health Business

The following table provides a reconciliation of the beginning and ending balances of unpaid claim liabilities, principally included in future policy benefits, net of reinsurance recoverables:

	Year ended December 31
	2005	2004

Unpaid claim liabilities, at beginning of year	$737,401	$697,453
Less reinsurance recoverables	35,803	37,793
Net balance at beginning of year	701,598	659,660

Claims incurred related to:
Current year	253,576	248,446
Prior years - incurred	(40,482)	(39,347)
Prior years - interest	31,520	30,984
Total incurred	244,614	240,083

Claims paid related to:
Current year	62,500	65,899
Prior years	142,364	132,247
Total paid	204,864	198,146

Net balance at end of year	741,348	701,598
Add reinsurance recoverables	33,550	35,803

Unpaid claim liabilities, at end of year	$774,898	$737,401

The favorable development in 2005 and 2004 related to claims incurred in prior years resulted from the Company’s actual experience being better than expected. Interest accrued on prior year reserves has been calculated and accumulated monthly on the opening reserve balance using the discount rate specific to each yearly reserve block.

6. Risk-Based Capital and Retained Earnings

Life insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the National Association of Insurance Commissioners (NAIC). Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2005, the Company meets the RBC requirements.

The payment of dividends by the Company to stockholders is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Commonwealth of Massachusetts Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations.

According to a resolution voted by the Board of Directors of the Company, not more than the larger of 10% of statutory profits on participating business or fifty cents per thousand dollars of participating business in force in a given year may accrue to the benefit of stockholders. The amount of statutory unassigned (deficit) surplus held for the benefit of participating policyholders and stockholders was $(34,924) and $466,609, respectively, at December 31, 2005. Dividends paid to policyholders were $10,714 and $11,615 in 2005 and 2004, respectively. There were no dividends paid to stockholders in 2005 and 2004.

7. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating reserves for policy and contract liabilities. The Company’s management believes that the resolution of those actions will not have a material effect on the Company’s consolidated financial position or results of operations.

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company recognizes its obligations for guaranty fund assessments at the time the events occur on which assessments are expected to be based. Expenses incurred for guaranty fund assessments were $(11), $102 and $170 in 2005, 2004 and 2003, respectively.

8. Separate Accounts

Separate accounts held by the Company primarily represent funds that are administered for pension plans. The assets consist of common stock, long-term bonds, real estate and short-term investments which are carried at estimated fair value. Investment income and changes in asset values do not affect the operating results of the Company. Separate accounts business is maintained independently from the general account of the Company. The Company provides administrative services for these contracts. Fees earned by the Company related to these contracts included in other revenues were $6,516, $2,597, and $3,758 for the years ended December 31, 2005, 2004, and 2003, respectively.

9. Benefit Plans

Significant benefit plans are sponsored by Liberty Mutual and the associated costs are shared by members of the Liberty Companies. Liberty Mutual’s sponsored plans are summarized as follows:

(a) Pension Plan

Liberty Mutual sponsors noncontributory defined benefit pension plans (the Plans) covering U.S. employees who have attained age 21 and have completed one year of service and Canadian employees who have completed one year of service. The benefits are based on years of service and the employee’s “final average compensation” which is the employee’s average annual compensation for the highest five consecutive calendar years during the ten years immediately preceding retirement.

Under an intercompany expense allocation, there was no pension expense charged to the Company in 2005, 2004 and 2003.

(b) Postretirement Benefits

Liberty Mutual provides certain health care and life insurance benefits (postretirement) for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age and have ten years of service working for the Liberty Companies. Alternatively, retirees may elect certain prepaid health care benefit plans. Life insurance benefits are based upon a participant’s final compensation subject to the plan maximum.

Under an intercompany expense allocation, $1,316, $1,399 and $1,368 of postretirement expense was charged to the Company in 2005, 2004 and 2003, respectively.

 (c) Thrift-Incentive Plan

Liberty Mutual sponsors a defined contribution savings plan for all employees of the Liberty Companies who meet certain eligibility requirements. During 2005, 2004 and 2003 employees were permitted to contribute a percentage of their annual compensation on a combined before-tax and after-tax basis, subject to certain limitations imposed by the Tax Reform Act of 1986. In 2005, 2004 and 2003 Liberty Mutual matched a percentage of contributions made by employees. Under the intercompany pooling arrangement, the Company’s expense related to the Thrift-Incentive Plan is borne by Liberty Mutual.

10. Related-Party Transactions

Under a Service Agreement between the Company and Liberty Mutual, Liberty Mutual provides the Company with personnel, office space, equipment, computer processing and other services. The Company reimburses Liberty Mutual for these services at cost, and for any other special services supplied at the Company’s request. Substantially all of the Company’s general expenses incurred in 2005, 2004 and 2003 related to this agreement.

The Company holds assets in its separate accounts supporting the Liberty Mutual Pension Plan. The value of the plan assets as of December 31, 2005 and 2004 that were held in the separate accounts of the Company totaled $2,451,784 and $2,169,984 respectively.

The Company insures the group term life and disability risks for Liberty Mutual employees. Premiums associated with these policies amounted to $38,270, $20,817 and $24,089 in 2005, 2004 and 2003, respectively.

The Company insures key officers of the Liberty Mutual Group under an Optional Life Insurance Plan. Premiums associated with this plan amounted to $20,803, $18,696 and $18,049 in 2005, 2004 and 2003, respectively.

Liberty Mutual purchases structured settlement annuity contracts, with and without life contingencies, from the Company. Premiums under these contracts amounted to $134,369, $112,064 and $164,079 in 2005, 2004 and 2003, respectively. The related policy and contract reserves with respect to all structured settlement annuity contracts purchased by Liberty Mutual amounted to $1,492,735 and $1,394,920 at December 31, 2005 and 2004, respectively.

11. Deferred Policy Acquisition Costs

Details with respect to deferred policy acquisition costs are summarized below:

	Year ended December 31
	2005	2004

Balance, beginning of year	$188,976	$173,083
Additions	31,877	27,899
Amortization	(12,895)	(13,657)
Valuation adjustment for unrealized gains on fixed maturities	20,488	1,651

Balance, end of year	$228,446	$188,976

12. Statutory Financial Information

The Company adopted the new codified statutory accounting principles (Codification) effective January 1, 2001. Codification changed prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

The Company prepares its statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Prescribed statutory accounting practices include state laws, regulations and administrative rules, as well as guidance published by the NAIC. Permitted accounting practices encompass all accounting practices that are not prescribed by the sources noted above.

Statutory net (loss) income and capital and surplus are as follows:

	2005	2004	2003

Statutory net income (loss)	$38,489	$(20,330)	$754
Statutory capital and surplus	431,685	302,619	145,046

13. Stockholders’ Equity

The components of accumulated other comprehensive income are as follows:

	Net Unrealized Gains (Losses)	Foreign Currency Translation Adjustment	Accumulated Other Comprehensive Income
Balance at January 1, 2003	$309,530	$21	309,551
Gross unrealized losses (net of deferred income tax benefit of $732)	(326)		(326)
Less reclassification adjustment for gains, realized in net income (net of tax expense of $3,263)	(6,056)		(6,056)
Adjustment to deferred policy acquisition costs (net of deferred income tax expense of $1,545)	2,869		2,869
Adjustment for pension loss reserve(net Of deferred income tax benefit of $22,068)	(40,985)		(40,985)
Net unrealized losses	(44,498)		(44,498)
Foreign currency translation adjustment		2,205	2,205
Balance at December 31, 2003	265,032	2,226	267,258
Gross unrealized gains (net of deferred income tax expense of $18,207)	33,793		33,793
Less reclassification adjustment for gains, realized in net income (net of tax expense of $8,426)	(15,648)		(15,648)
Adjustment to deferred policy acquisition costs (net of deferred income tax expense of $578)	1,073		1,073
Adjustment for pension loss reserve(net Of deferred income tax expense of $2,083)	3,869		3,869
Net unrealized gains	23,087		23,087
Foreign currency translation adjustment		(239)	(239)
Balance at December 31, 2004	288,119	1,987	290,106
Gross unrealized losses (net of deferred income tax benefit of $48,943)	(90,890)		(90,890)
Less reclassification adjustment for gains, realized in net income (net of tax expense of $3,234)	(6,006)		(6,006)
Adjustment to deferred policy acquisition costs (net of deferred income tax expense of $7,171)	13,318		13,318
Adjustment for pension loss reserve (net of deferred income benefit of $339)	(630)		(630)
Net unrealized losses	(84,208)		(84,208)
Balance at December 31, 2005	$203,911	$1,987	$205,898

Net unrealized investment gains, included in the consolidated balance sheets as a component of stockholders’ equity are summarized below:

	December 31
	2005	2004	2003

Balance, end of year comprises:
Unrealized investment gains on:
Fixed maturities	$378,283	$527,377	$499,447
Equity investments and other	17	(4)	0

Total	378,300	527,373	499,447

Amounts of unrealized investment losses attributable to:
Deferred policy acquisition costs	(6,512)	(27,001)	(28,652)
Loss reserve	(58,070)	(57,101)	(63,053)
Deferred federal income taxes	(109,807)	(155,152)	(142,710)

Total	(174,389)	(239,254)	(234,415)

Net unrealized investment gains	$203,911	$288,119	$265,032

14. Segment Information

The Company’s business is organized in three principal segments: Individual Life and Annuity, Group Life and Disability, and Group Pension and Other. In the Individual Life and Annuity segment, the Company sells a variety of individual products, including participating whole life, term insurance, universal life, structured settlements, and immediate and deferred annuity contracts. These products are sold through a combination of distribution channels, including Liberty Mutual personal markets agents, direct marketers, and banks. In the Group Life and Disability segment, the Company sells group life and long-term and short-term disability products to corporate and organizational customers through the Company’s group market agency force. The Group Pension and Other segment is a closed block of active pension customers, as well as international customer life and disability products.

The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on income before federal income taxes and earnings of participating policies of the segments.

The following table summarizes selected financial information by segment:

	Year ended December 31
	2005	2004	2003
Revenues:
Individual Life and Annuity	$596,947	$500,166	$527,734
Group Life and Disability	432,707	418,695	428,977
Group Pension and Other	46,578	30,119	31,038

Total revenues	$1,076,232	$948,980	$987,749

Income (loss) before federal income taxes and earnings of participating policies:
Individual Life and Annuity	$66,161	$71,180	$53,843
Group Life and Disability	29,277	27,833	24,871
Group Pension and Other	18,964	2,796	(3,974)

Total income (loss) before federal income taxes and earnings of participating policies	$114,402	$101,809	$74,740

	December 31
	2005	2004
Assets:
Individual Life and Annuity	$5,077,098	$4,649,226
Group Life and Disability	1,083,145	1,066,085
Group Pension and Other	3,554,236	3,303,747
Total assets	$9,714,479	$9,019,058

	Year ended December 31
	2005	2004	2003
Net investment income:
Individual Life and Annuity	$294,134	$277,599	$263,954
Group Life and Disability	58,387	57,975	59,449
Group Pension and Other	21,759	12,894	11,492

Total net investment income	$374,280	$348,468	$334,895

Deferred acquisition cost amortization:
Individual Life and Annuity	$(12,895)	$(13,527)	$(13,420)
Group Life and Disability	0	(130)	(260)
Group Pension and Other	0	0	0

Total deferred acquisition cost amortization	$(12,895)	$(13,657)	$(13,680)

Equity in net income of investees accounted for by the equity method:
Individual Life and Annuity	0	0	0
Group Life and Disability	0	0	0
Group Pension and Other	$3,574	$2,284	$7,539

Total equity in net income of investees accounted for by the equity method	$3,574	$2,284	$7,539

Income Tax Expense:
Individual Life and Annuity	$23,155	$24,454	$18,864
Group Life and Disability	10,247	9,632	8,715
Group Pension and Other	7,058	(33)	857

Income Tax Expense	$40,460	$34,053	$28,454

15. Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating the “fair value” disclosures for financial instruments in the consolidated financial statements and notes thereto:

Fixed maturities

Fair values for publicly-traded fixed maturities are determined using values reported by an independent pricing service. Fair values of private placement fixed maturities are determined by obtaining market indications from various broker-dealers.

Equity securities

The fair values for equity securities are based upon quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Policy loans

The carrying amounts reported in the consolidated balance sheets for these financial instruments approximate their fair values.

Short-term investments

The carrying amounts reported in the consolidated balance sheets for these financial instruments approximate their fair values.

Other invested assets

The fair values of other invested assets are based on the fair value of the underlying funds.

Individual and group annuities

The fair values for the Company’s liabilities under investment-type insurance contracts, including individual and group annuities, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Fair values for deferred annuity contracts are equal to current net surrender value.

Additional data with respect to fair values of the Company’s investments is disclosed is Note 2.

The carrying amount and fair value of the Company’s financial instruments are summarized below:

	December 31, 2005		December 31, 2004
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Fixed maturities	$6,111,141	$6,111,141	$5,759,660	$5,759,660
Equity securities	1,039	1,039	1,600	1,600
Policy loans	81,304	81,304	76,584	76,584
Short-term investments	37,395	37,395	47,885	47,885
Other invested assets	116,009	116,009	73,923	73,923
Individual and group annuities	923,363	1,045,802	906,618	1,036,170

PART C

OTHER INFORMATION

ITEM 26 — EXHIBITS

1.  Board of Directors Resolutions.

(a) Resolution of the Board of Directors of Liberty Life Assurance Company of Boston authorizing establishment of LLAC Variable Account (3).

2.  Custodian Agreements.  Not applicable.

3.  Underwriting Contracts.

(a) Distribution Agreement (5)

(b) Form of Broker-Dealer and General Agent Sales Agreement (15)

(c) Schedule of Sales Commission (3)

4.  Contracts.

(a) Specimen Single Life Contract (5)

(i) Specimen Single Life Contract (6)

(ii)Specimen Single Life Contract (8)

(b) Specimen Survivorship Agreement (1)

(i) Specimen Survivorship Agreement (6)

(ii)Specimen Survivorship Agreement (8)

(c) Specimen Extended Maturity Benefit Agreement (4)

(d) Specimen Group Contract (individual coverage) (5)

(i) Specimen Group Contract (individual coverage) (6)

(ii)Specimen Group Contract (individual coverage) (8)

(e) Specimen Certificate (individual coverage) (5)

(i) Specimen Certificate (individual coverage) (6)

(ii)Specimen Certificate (individual coverage) (8)

(f) Specimen Group Contract (joint and last survivor coverage) (5)

(i) Specimen Group Contract (joint and last survivor coverage) (6)

(ii)Specimen Group Contract (joint and last survivor coverage) (8)

(g) Specimen Certificate (joint and last survivor coverage) (5)

(i) Specimen Certificate (joint and last survivor coverage) (6)

(ii)Specimen Certificate (joint and last survivor coverage) (8)

(h) Specimen Last Survivor Death Benefit Agreement (for Group Contract) (4)

(i)  Specimen Last Survivor Death Benefit Agreement (for Group Contract) (6)

(ii)Specimen Last Survivor Death Benefit Agreement (for Group Contract) (8)

(i) Specimen Last Survivor Death Benefit Agreement (for Certificate) (4)

(i) Specimen Last Survivor Death Benefit Agreement (for Certificate) (6)

(ii)Specimen Last Survivor Death Benefit Agreement (for Certificate) (8)

5.  Applications.

(a) Specimen Application (filed herewith)

(b) Specimen Application (general use) (3)

(c) Specimen Variable Life Insurance Supplemental Application (15)

6.  Depositor’s Certificate of Incorporation and By-Laws.

(a) Articles of Incorporation of Liberty Life Assurance Company of Boston, as amended (1)

(b) By-Laws of Liberty Life Assurance Company of Boston (2)

7.  Reinsurance Contracts.

(a) Automatic Self Administered YRT Reinsurance Agreement between Liberty Life Assurance Company of Boston and Swiss Re Life & Health America (10)

(b) Automatic Self Administered YRT Reinsurance Agreement between Liberty Life Assurance Company of Boston and Swiss Re Life & Health America (filed herewith)

8.  Participation Agreements.

(a)(1) Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors LLC (5)

(a)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and AIM Advisers, Inc. (5)

(a)(3) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors LLC (6)

(a)(4) Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Liberty Life Assurance Company of Boston, and Liberty Life Distributors LLC (13)

(b)(1) Participation Agreement by and among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty

Advisory Services Corp. and Liberty Funds Distributor, Inc. (5)

(b)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Liberty Advisory Services Corp. (5)

(b)(3) Amendment 1 to Participation Agreement by and among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc. (5)

(b)(4) Amendment No. 2 to Participation Agreement Among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributors, Inc. (11)

(b)(5) Amendment No. 1 to Administrative Services Agreement between Liberty Life Assurance Company of Boston and Liberty Advisory Services Corp. (15)

(c)(1) Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/Dreyfus Stock Index Fund) (5)

(c)(2) Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston (5)

(c)(3) Amendment to Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) and Dreyfus Investment Portfolios (6)

(c)(4) Amendment to Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston (6)

(d)(1) Participation Agreement by and among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (5)

(d)(2) Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (5)

(d)(3) Amendment 2 to Participation Agreement by and among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (6)

(e)(1) Participation Agreement by and among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp. (5)

(e)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Stein Roe & Farnham, Inc. (5)

(e)(3) Amendment 1 to Participation Agreement by and among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp. (5)

(e)(4) Amendment No. 1 to Administrative Services Agreement between Liberty Life Assurance Company of Boston and Stein Roe & Farnham, Incorporated (15)

(f)(1) Participation Agreement by and among Liberty Life Assurance Company of Boston, and Franklin Templeton Variable Insurance Products Trust (6)

(f)(2) Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and Liberty Life Assurance Company of Boston (13)

(g)(1) Form of Participation Agreement among Liberty Life Assurance Company of Boston, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (15)

9.  Administrative Contracts.  Not applicable.

10. Other Material Contracts.  Not applicable.

11. Legal Opinion.

(a) Opinion of William J. O’Connell, Esquire (5)

12. Actuarial Opinion.

(a) Opinion of Richard Lassow, FSA, MAAA (filed herewith)

13. Calculation.

(a) Illustration Sample Calculation (filed herewith)

14. Other Opinions.

(a) Consent of Independent Registered Public Accounting Firm (filed herewith)

15. Omitted Financial Statements.  Not applicable.

16. Initial Capital Agreements.  Not applicable.

17. Redeemability Exemption.

(a) Procedures memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (filed herewith)

18. Powers of Attorney.

(a) Power of Attorney for Edmund F. Kelly, A. Alexander Fontanes, Christopher C. Mansfield and Jean M. Scarrow (9)

(b) Power of Attorney for Dennis J. Langwell and Laurance H. S. Yahia (12)

(c) Power of Attorney for Stephen M. Batza (13)

(1) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on July 17, 1997.

(2) Incorporated by reference to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No.333-29811; 811-08269), filed on June 23, 1997.

(3) Incorporated by reference to Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed October 21, 1998.

(4) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed May 14, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 28, 2000.

(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 11, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed October 24, 2001.

(8) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed December 14, 2001.

(9) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 18, 2002.

(10) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement of LLAC Variable Account on Form N-6 (File No. 333-65957), filed February 18, 2003.

(11) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of LLAC Variable Account on Form N-6 (File No. 333-76931), filed April 28, 2003.

(12) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement of LLAC Variable Account on Form N-6 (File No. 333-76931), filed April 30, 2004.

(13) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of LLAC Variable Account on Form N-6 (File No. 333-76931), filed February 28, 2005.

(14) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement of LLAC Variable Account on Form N-6 (File No. 333-65957), filed February 28, 2005.

(15) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement of LLAC Variable Account on Form N-6 (File No. 333-76931), filed April 27 2006.

ITEM 28 — DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Edmund F. Kelly	Chairman of the Board of Directors,
President & Chief Executive Officer

Stephen M. Batza	Director & Chief Operating Officer-Individual
Jean M. Scarrow	Director & Chief Operating Officer-Group

A. Alexander Fontanes	Director & Vice President

Dennis J. Langwell	Director & Vice-President

J. Paul Condrin, III	Director

Christopher C. Mansfield	Director

Gary J. Ostrow	Vice President & Director of Corporate Taxation

Dexter R. Legg	Secretary

Laurance H. S. Yahia	Treasurer

Ronald D. Ulich Assistant	Treasurer

James W. Jakobek Assistant	Treasurer

William J. O’Connell	Assistant Secretary

Diane S. Bainton	Assistant Secretary

James R. Pugh	Assistant Secretary

Charlene M. Albanese	Assistant Secretary

Katherine L. Flora	Assistant Secretary

The principal business address of each of the foregoing officers and directors is 175 Berkeley Street, Boston, Massachusetts 02117.

ITEM 29 - PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

ACRONYM	LEGAL ENTITY NAME	ADDRESS	PARENT CO.	PERCENTAGE OWNERSHIP BYIMMEDIATE INSURANCE PARENT UNDERTAKING	US STATE OR COUNTRY OF DOMICILE

OTAR	611458 Ontario Ltd	3500 Steeles Avenue East, Markham, Ontario L3R 0X4 Canada	LMIC	100%	Canada

AAAAG	A.A. Anthony Assurance Group	2201 North Front Street, Harrisburg, PA 17110	M&B	100%	PA

AISC	Access Insurance Services Co.	One Liberty Centre, Portland, OR 97232	LNW	100%	OR

AMBCO	AMBCO Capital Company	1100 Arlington Heights Road, Itasca, IL 60143	AACC	100%	IL

AFIC	America First Insurance Company	62 Maple Avenue, Keene, NH 03431	LIHUSP&C	100%	NH

AFLIC	America First Lloyd’s Insurance Company	5910 North Central Expressway, Dallas, TX 75026	GSAIFI	100%	TX

AACC	American Ambassador Casualty Company	1100 Arlington Heights Road, Itasca, IL 60143	PIIC	100%	IL

AICL	Arlington Insurance Company Ltd.	73 Front St., Hamilton HM11, Bermuda	LHHBL	100%	Bermuda

BHCA	Berkeley Holding Company Associates, Inc.	175 Berkeley Street, Boston, MA 02117	LMEC	100%	MA

BMC	Berkeley Management Corporation	175 Berkeley Street, Boston, MA 02117	LMIC	100%	TX

BCIC	Bridgefield Casualty	2310 A-Z Park Road, Lakeland,	BEIC	100%	FL

	Insurance Company	FL 33801

BEIC	Bridgefield Employers Insurance Company	2310 A-Z Park Road, Lakeland, FL 33801	SHS	100%	FL

BDLLC	Brooke Drilling, LLC	175 Berkeley Street, Boston, MA 02117	LEHLLC	100%	DE

CAIAZ	Capitol Agency, Inc. (Arizona Corporation)	350 E. 96th Street, Indianapolis, IN 46240	LUSA	100%	AZ

CAIOH	Capitol Agency, Inc. (Ohio Corporation)	350 E. 96th Street, Indianapolis, IN 46240	LUSA	100%	OH

CAITN	Capitol Agency, Inc. (Tennessee Corporation)	350 E. 96th Street, Indianapolis, IN 46240	LUSA	100%	TN

CDMI	Cascade Disability Management, Inc.	4601 North East 77th Avenue, Vancouver, WA 98662	LMMC	100%	WA

CIVT	CI Investments Ltd.	13/F DCH Commercial Centre, 25 Westlands Road, Quarry Bay, Hong Kong	LIPL	99.99%	Hong Kong

CCIC	Colorado Casualty Insurance Company	10700 East Geddes Ave., Englewood, CO 80112	LMIC	100%	CO

CAISCA	Companies Agency Insurance Services of California	2000 Westwood Drive, Wausau, WI 54401	WSC	100%	CA

CAAL	Companies Agency of Alabama, Inc.	2000 Westwood Drive, Wausau, WI 54401	WSC	100%	AL

CAGA	Companies Agency of Georgia, Inc.	2000 Westwood Drive, Wausau, WI 54401	WSC	100%	GA

CAKY	Companies Agency of Kentucky, Inc.	2000 Westwood Drive, Wausau, WI 54401	WSC	100%	KY

CAMA	Companies Agency of Massachusetts, Inc.	2000 Westwood Drive, Wausau, WI 54401	WSC	100%	MA

CAMI	Companies Agency of Michigan, Inc.	2000 Westwood Drive, Wausau, WI	WSC	100%	MI

CANY	Companies Agency of New York, Inc.	2000 Westwood Drive, Wausau, WI 54401	WSC	100%	NY

CAPA	Companies Agency of Pennsylvania, Inc.	2000 Westwood Drive, Wausau, WI 54401	WSC	100%	PA

CAPX	Companies Agency of Phoenix, Inc.	2000 Westwood Drive, Wausau, WI 54401	WSC	100%	AZ

CATX	LIU Specialty Insurance Agency Inc.	8350 North Central Expressway, Suite 850, Dallas, TX 75206	LCSI	100%	TX

	f/k/a LIU Specialty Agency, Inc

	f/k/a Companies Agency of

	Texas, Inc

CIC	Consolidated Insurance Company	350 E. 96th Street, Indianapolis, IN 46240	IIC	100%	IN

CVC*	Copley Venture Capital, Inc.	175 Berkeley Street, Boston, MA 02117	LFSI	100%	MA

CSC	Countrywide Services Corporation	2000 Westwood Drive, Wausau, WI 54401	WSC	100%	DE

CRED	Crediprimas S.A.	Avenida Calle 72, #10-07, 7th Floor Bogota, Republica de Colombia	LICOL	71.06%	Colombia

			LLIB	27.49%

D S I	Diversified Settlements, Inc.	62 Maple Avenue, Keene, NH 03431	LIHUSP&C	100%	NH

EIOW	Employers Insurance Company of Wausau	2000 Westwood Drive, Wausau, WI 54401	LMGI	100%	WI

EIC	Excelsior Insurance Company	62 Maple Avenue, Keene, NH 03431	LIHUSP&C	100%	NH

FSAI	First State Agency, Inc.	350 E. 96th Street, Indianapolis, IN 46240	LUSA	100%	KY

FLSAI	Florida State Agency, Inc.	350 E. 96th Street, Indianapolis, IN 46240	LUSA	100%	FL

GLOBE	Globe American Casualty Company	6281 Tri-ridge Blvd., Loveland, OH	PIIC	100%	OH

GEIC	Golden Eagle Insurance Corp.	525 B Street, San Diego, CA 92101	LMIC	100%	CA

GSAIFI*	Gulf States AIF, Inc.	5910 North Central Expressway, Dallas, TX 75206	LIHUSP&C	100%	TX

HSIC*	Hawkeye-Security Insurance Company	N14 W24200 Tower Place, Pewaukee, WI 53072	PIIC	100%	WI

HIAIL	Helmsman Insurance Agency of Illinois, Inc.	175 Berkeley Street, Boston, MA 02117	HIA	100%	IL

HIATX	Helmsman Insurance Agency of Texas, Inc.	175 Berkeley Street, Boston, MA 02117	HIA	100%	TX

HIA	Helmsman Insurance Agency LLC	175 Berkeley Street, Boston, MA 02117	LCS	100%	MA

HMSI	Helmsman Management Services LLC	175 Berkeley Street, Boston, MA 02117	LCS	100%	MA

HSHF	Heritage-Summit Healthcare of Florida, Inc.	2310 A-Z Park Road, Lakeland, FL 33801	SCI	100%	FL

HYIALLC*	High Yield Investment Advisors, LLC	175 Berkeley Street, Boston, MA 02117	AFIC	3.125%	DE
			AACC	3.125%

			AACA	3.125%
			BCIC	3.125%
			BEIC	3.125%
			CCIC	3.125%
			CIC	3.125%
			EIOW	3.125%
			EIC	3.125%
			GLOBE	3.125%
			GEIC	3.125%
			IIC	3.125%
			LICA	3.125%
			LIUI	3.125%
			LLAC	3.125%
			LNW	3.125%
			CUMIS	3.125%
			LSIC	3.125%
			LM	3.125%
			M&B	3.125%
			MAFCC	3.125%
			MWIC	3.125%
			MIDC	3.125%
			MMIC	3.125%
			PIC	3.125%
			SDIC	3.125%
			FIRST	3.125%
			TNIC	3.125%
			TIC	3.125%
			WBIC	3.125%
			WGIC	3.125%
			WUIC	3.125%

IIC	Indiana Insurance Company	350 E. 96th Street, Indianapolis, IN 46240	LIHUSP&C	100%	IN

ISG	Inversora Segucar C.A.	Avenida Francisco de Miranda, Torre Seguros Venezuela, Nivel C-1, Centro Commercial El Parque,Los Palas Grandes, Caracas,Venezuela.	CAVSC	99.99%	Venezuela

ICCC	Inversosa Centro Commercial C.A.	Avenida Francisco de Miranda, Torre Seguros Venezuela, Nivel C-1, Centro Commercial El Parque,Los Palas Grandes, Caracas,Venezuela	CAVSC	100%	Venezuela

KHLLC	Kellen Holdings, LLC	175 Berkeley Street, Boston, MA 02117	LEHLLC	100%	DE

KKICL	Khoom Khao Public Insurance Company Limited	2 Jasmine City Building, 14th-15th Floor, Soi Sukhumvit 23 (Prasanmitr), Sukhumvit Road, Khwaeng Klongtoey Nua, Khet Wattana, Bangkok Metropolis, Thailand	LMG	98.67%	Thailand

KTCL	Kritiya Tun Company Ltd	87/1 Capitol Tower, All Seasons Place, 18th Floor, Wireless Road, Khwaeng Lumpini, Khet Pathumwan, Bangkok, Thailand	LIHKL	48.99%	Thailand

LLIB	La Libertad	Avenida Calle 72 # 10-07, Bogota, D.C. Republica de Colombia	LSEG	85.11%	Colombia

			VIDA	14.85%

LEHLLC*	LEH China, LLC	175 Berkeley Street, Boston, MA 02117	LEHLLC	100%	DE

LEXCO	Lexco Limited	73 Front Street, Hamilton HM11, Bermuda	LMHC	100%	Bermuda

LICOL	LI (Colombia) Holdings Limited	Cannon’s Court, 22 Victoria Street, Hamilton HM12, Bermuda	LATIN	100%	Bermuda

LRSSAF	LI Risk Services (South Africa)	In liquidation Africa	LIAPHI	99%	South

ART	Liberty ART Sociedad Anonima	Av Leandro N. Alem 518, 6th Floor, Buenos Aires, Argentina	LILAH	99.99%	Argentina

LAC*	Liberty Assignment Corporation	175 Berkeley Street, Boston, MA 02117	LLAC	100%	DE

CITYH	Liberty Citystate Holdings PTE Ltd.	51 Club Street #03-00, Liberty House, Singapore 069428	LIAPHI	100%	Singapore

LCSGSA	Liberty Compania de Seguros Generales S.A.	Hendaya 60, 10th Floor, Las Condes, Santiago, Chile	LICSA	99.99%	Chile

LCMIC	Liberty County Mutual Insurance Company	175 Berkeley St., Boston, MA 02117	LMIC		TX

LCCL	Liberty Corporate Capital Ltd	4th Floor, 1 Minister Court, Mincing Lane, London, EC3R 7YE	LIHI	100%	UK

LESLLC	Liberty Employers Services, LLC	1 Liberty Centre, Portland, OR 97232	LNW	100%	OR

LEC	Liberty Energy Corporation	175 Berkeley Street, Boston, MA 02117	LMIC	100%	MA

LEHLLC	Liberty Energy Holdings, LLC	175 Berkeley Street, Boston, MA 02117	LMIC	100%	DE

LEHL	Liberty Europe (Holdings Ltd)	4th Floor, 1 Minister Court, Mincing Lane, London, EC3R 7YE	LIHI	100%	UK

LESSA	Liberty Seguros, S.A. Formerly known as Liberty Europeia de Seguros, S.A.	Avenida Fontes Pereira de Melo, n. 6 Freguesia Coracao de Jesus, Lisboa	LIISLSCS	100%	Portugal

LFSI*	Liberty Financial Services, Inc	175 Berkeley Street, Boston, MA 02117	LCS	100%	MA

LHGI	Liberty Hospitality Group, Inc.	175 Berkeley Street, Boston, MA 02117	LMEC	100%	DE

LIT	Liberty Information Technology, Ltd	9-21 Adelaide Street, Belfast, Northern Ireland BT1 2DJ	LMIC	100%	UK (N. Ireland)

LICSYR	Liberty Insurance Compania de Seguros y Reaseguros, S.A.	Calle Henao, 5, Bilboa 48009, Spain	LIHI	57.46%	Spain

			LIGCSR	42.50%

LICA	Liberty Insurance Company of America	175 Berkeley Street, Boston, MA 02117	LMIC	100%	IL

LIC	Liberty Insurance Corporation	175 Berkeley Street, Boston, MA 02117	LMIC	100%	IL

LIGCSR	Liberty Insurance Group Compania de Seguros y Reaseguros, S.A.	Calle Obenque Numero 2, Madrid 28042, Spain	LSIG	99.99%	Spain

LIH	Liberty Insurance Holdings, Inc.	175 Berkeley Street, Boston, MA 02117	LMIC	100%	DE

LIPL	Liberty Insurance Pte Ltd	51 Club Street #03-00, Liberty House, Singapore 069428	CITYH	100%	Singapore

LIUI	Liberty Insurance Underwriters Inc.	55 Water Street, 18th Floor, New York, NY 10041	PIIC	100%	NY

LICSA	Liberty International Chile S.A.	Hendaya 60, 10th Floor, Las Condes, Santiago, Chile	LIHI	99.99%	Chile

			LILAH	.01%

LIHKL	Liberty International (HK) Limited	13/F DCH Commercial Centre, 25 Westlands Road, Quarry Bay, Hong Kong	LIAPHI	87.16%	Hong Kong

			LIISLSCS	12.84%

LISHLLC	Liberty International (Spain) Holdings, LLC	175 Berkeley Street, Boston, MA 02117	LIHI	100%	DE

LIAPHI	Liberty International Asia Pacific Holdings, Inc.	175 Berkeley Street, Boston, MA 02117	LIHI	100%	DE

LTDA	Liberty International Brasil Ltda.	Rua Dr. Geraldo Campos Moreira, No. 110, 12th Floor, City of Sao Paulo, State of Sao Paulo, Brazil 04571-020	LIISLSCS	99.28%	Brazil

			LIHI	0.72%

LIHI	Liberty International Holdings Inc.	175 Berkeley Street, Boston, MA 02117	LIHLLC	100%	DE

LIHLLC	Liberty International Holdings LLC	175 Berkeley Street, Boston, MA 02117	LMIC	100%	DE

LIISL	Liberty International Iberia, S.L.	Calle Obenque, 2, Madrid, Spain 28042	LISHLLC	100%	Spain

LIISLSCS	Liberty International Iberia,	Calle Obenque, 2, Madrid, Spain	LIHI	77.47%	Spain

	S.L. S.C.S.	28042

			LISHLLC	22.52%

			LIISL	0.8184%

LIIC	Liberty International Insurance Company Ltd.	Guild House, International Financial Services Centre, Dublin 1, Ireland	LIIHL	99.99%	Ireland

LIILHK	Liberty International Insurance Ltd.	13/F DCH Commercial Centre, 25 Westlands Road, Quarry Bay, Hong Kong	CITYH	33.64%	Hong Kong

			CIVT	66.36%

LIIHL	Liberty International Ireland Holdings Ltd.	Guild House, International Financial Services Centre, Dublin 1, Ireland	LIHI	100%	Ireland

LATIN	Liberty International Latin America Holdings, LLC	175 Berkeley Street, Boston, MA 02117	LIHI	100%	DE

LMMB	Liberty Mutual Management (Bermuda) Ltd	73 Front Street, Hamilton HM11, Bermuda	LMHBL	100%	Bermuda

	fka Liberty International Management (Bermuda) Ltd.

LIUS	Liberty International Underwriting Services Ltd	3rd Floor, St. Michaels House, One George Yard, London EC3V 9DF	LIHI	100%	UK

LINTU	Liberty International Underwriters Ltd.	Guild House, International Financial Services Centre, Dublin 1, Ireland	LIIHL	99.99%	Ireland

LLAC	Liberty Life Assurance Company of Boston	175 Berkeley Street, Boston, MA 02117	LMIC	90%	MA

			LMFIC	10%

LLDLLC*	Liberty Life Distributors LLC	175 Berkeley Street, Boston, MA 02117	LLAC	100%	DE

LLHI	Liberty Life Holdings Inc. (formerly known as Liberty Mutual Property - Casualty Holding Corporation)	175 Berkeley Street, Boston, MA 02117	LCSI	100%	DE

LLSLLC	Liberty Life Securities LLC	175 Berkeley Street, Boston, MA 02117	LLAC	100%	DE

LLOYDS	Liberty Lloyds of Texas Insurance Co.	175 Berkeley Street, Boston, MA 02117	LMIC		TX

LMS	Liberty Management Services, Inc.	One Liberty Centre, Portland, OR 97232	LNW	100%	OR

LMHI	Liberty Mexico Holdings Inc.	175 Berkeley Street, Boston, MA	LIHI	100%	MA

		02117

LMHSA	Liberty Mexico Holdings S.A.	175 Berkeley Street, Boston, MA de C.V.	LMHI	99.99%	Mexico

LMB	Liberty Mutual (Bermuda Ltd.)	73 Front Street, Hamilton HM11, Bermuda	LMCH	100%	Bermuda

LMCH	Liberty Mutual Captive Holdings LLC	2000 Westwood Drive, Wausau, WI 54401	LMIC	100%	DE

	fka Wausau Holdings Inc.

LMCILLC	Liberty Mutual Community Investors, LLC	175 Berkeley Street, Boston, MA 02117	LMIA	100%	MA

LMEC	Liberty Mutual Equity LLC	175 Berkeley Street, Boston, MA 02117	LMIC	100%	MA

FIRE	Liberty Mutual Fire Insurance Company	175 Berkeley Street, Boston, MA 02117	LMGI	100%	MA

LMGI	Liberty Mutual Group Inc	175 Berkeley Street, Boston, MA 02117	LMHCMHI	100%	MA

LMHCI	Liberty Mutual Holding Company Inc	175 Berkeley Street, Boston, MA 02117	N/A	100%	MA

LMIC	Liberty Mutual Insurance Company	175 Berkeley Street, Boston, MA 02117	LMGI	100%	MA

LME	Liberty Mutual Insurance Europe Limited (formerly known as Liberty Mutual Insurance Company (UK) Ltd.)	3rd Floor, 2 Minister Court, Mincing Lane, London, EC3R 7YE	LIHI	100%	UK

LMIA	Liberty Mutual Investment Advisors LLC	175 Berkeley Street, Boston, MA 02117	LMIC	100%	MA

LMMC	Liberty Mutual Managed Care, Inc.	175 Berkeley Street, Boston, MA 02117	LMIC	100%	MA

LMHB	Liberty Mutual Holdings (Bermuda) Ltd	73 Front Street, Hamilton HM11, Bermuda	LMCHLLC	100%	Bermuda

	fka Liberty Mutual Management (Bermuda) Ltd.

LMM	Liberty Mutual Management (South Carolina) LLC		LMCH		SC

LNW	Liberty Northwest Insurance Corporation	One Liberty Centre, Portland, OR 97232	LMIC	100%	OR

LPDIL*	Liberty Pacific Direct Investments Limited	33/F Jardine House, 1 Connaught Place, Central, Hong Kong	LMIC	78.43%	Hong Kong

			LEHLLC	21.57%

PAUL	Liberty Paulista Seguros S.A.	Rua Dr. Geraldo Campos Moreira 110, Brooklin Novo 04571-020 Sao Paulo - SP -	LTDA	100%	Brazil

		Brazil

CUMIS	Liberty Personal Insurance Company (formerly CUMIS)	175 Berkeley Street, Boston, MA 02117	LMIC	100%	MI

LCS	Liberty Corporate Services LLC	175 Berkeley Street, Boston, MA 02117	LMGI	100%	MA

	fka Liberty Corporate Services Inc. (f/k/a Liberty Property-Casualty Holdings Inc.

LRBL	Liberty Re (Bermuda Limited)	73 Front Street, Hamilton HM11, Bermuda	LMIC	100%	Bermuda

LREC	Liberty Real Estate Corporation	175 Berkeley Street, Boston, MA 02117	LMEC	100%	MA

LCRMS	Liberty Risk Services Argentina S.A. (formerly known as Liberty Consulting & Risk Management Services S.A.)	Av. Leandro N. Alem 518, 6th Floor, Buenos Aires, Argentina	LATIN	99.99%	Argentina

LRSV	Liberty Risk Services de Venezuela S.A.	Avenida Francisco de Miranda, Torre Seguros Venezuela, Nivel C-4, Centro Commercial El Parque, Los Palas Grandes, Caracas, Venezuela 1060	LATIN	100%	Venezuela

LRSUK	Liberty Risk Services Limited	400 Capability Green, Luton, Bedfordshire, LU1 3LU	LEHL	100%	UK

LSII	Liberty Sanibel II Limited Partnership	175 Berkeley Street, Boston, MA 02117	LMEC		MA

			LREP

LSASA	Liberty Seguros Argentina, S.A	Av. Leandro N. Alem 518, 6th Floor, Buenos Aires, Argentina	LATIN	99.99%	Argentina

VIDA	Liberty Seguros de Vida, S.A.	Avendia Calle 72 #10-07, Bogota,D.C. Republica de Colombia	LSEG	57.59%	Colombia

			LILA	42.41%

LSEG	Liberty Seguros S.A.	Avendia Calle 72 #10-07, Bogota, D.C. Republica de Colombia	LILA	94.71%	Colombia

			LICOL	5.26%

LSIG	Liberty Spain Insurance Group LLC	175 Berkeley Street, Boston, MA 02117	LMIC	100%	DE

LSIC	Liberty Surplus Insurance Corp.	175 Berkeley Street, Boston, MA 02117	LMIC	100%	NH

LSML	Liberty Syndicate Management Ltd.	1 Minster Court, Mincing Lane, London, EC3R 7YE	LIHI	100%	UK

LSSL	Liberty Syndicate Services Limited	1 Minster Court, Mincing Lane, London, EC3R 7YE	LCCL	100%	UK

LUSA	Liberty-USA Corporation	175 Berkeley Street, Boston, MA 02117	PIC	100%	DE

LICP&C	LIH US P&C Corporation	175 Berkeley Street, Boston, MA 02117	LIH	100%	DE

LIHRE	LIH-Re of America Corp.	62 Maple Avenue, Keene, NH 03431	LUSA	100%	DE

LIIA	LIIA Insurance Agency, Inc.	175 Berkeley Street, Boston, MA 02117	HIA		TX

LILA	LILA (Colombia Holdings) Limited	Cannon’s Court, 22 Victoria Street, Hamilton HM12, Bermuda	LATIN	100%	Bermuda

LLSIANV	LLS Insurance Agency of Nevada, Inc.	175 Berkeley Street, Boston, MA 02117	LLAC	100%	NV

LM	LM Insurance Corporation	175 Berkeley Street, Boston, MA 02117	LMIC	100%	IA

LMG	LMG Insurance Co Ltd	2 Jasmine City Building, 14th-15th Floor, Soi Sukhumvit 23 (Prasanmitr) Sukhumvit Road, Klongtoey Nua Khet Wattana, Bankok Metropolis	TKCL	74.99%	Thailand

	fka Narai International Insurance Company Limited		LIAPHI	24.99%

LMGIC	LM General Insurance Company	175 Berkeley Street, Boston, MA 02117	LMIC	100%	DE

	fka Prudential General Insurance Company

LMHCMHI	LMHC Massachusetts Holdings Inc	175 Berkeley Street, Boston, MA 02117	LMGI	100%	MA

LMPCIC	LM Property and Casualty Insurance Company	175 Berkeley Street, Boston, MA 02117	LMIC	100%	IN

	fka Prudential Property and Casualty Insurance Company

LMPIC	LM Personal Insurance Company	175 Berkeley Street, Boston, MA 02117	LMIC	100%	DE

	fka Prudential Commercial Insurance Company

LREP	LRE Properties, Inc.	175 Berkeley Street, Boston, MA 02117	LMEC	100%	MA

MIS	Marine Insurance Services Pte. Ltd.	20 Cecil Street, #18-01, The Exchange, Singapore 049705	LME	50%	Singapore

M&B	Merchants & Business Men’s Mutual Insurance Company	275 Grandview Avenue, Suite 300, Camp Hill, PA 17011	LMIC		PA

MHG	Merchants Holding Corporation	2201 North Front Street, Harrisburg, PA 17110	M&B	100%	PA

MAAI	Mid-American Agency, Inc.	350 E. 96th Street, Indianapolis, IN 46240	LUSA	100%	IN

MAFCC	Mid-American Fire and Casualty Company	6281 Tri-ridge Blvd., Loveland, OH 45140	MWIC	100%	OH

MAI	Missouri Agency, Inc.	350 E. 96th Street, Indianapolis, IN 46240	LUSA	100%	MO

MMIC	Montgomery Mutual Insurance Company	17810 Meeting House Road, Sandy Spring, MD 20860	LMIC		MD

NIA	National Insurance Association	350 East 96th Street, Indianapolis, IN 46240	Control - TNC		IN

NPIN*	North Pacific Insurance Company	1 Liberty Centre, Portland, OR 97232	LNW	100%	OR

OAC*	Oregon Automobile Insurance Company	1 Liberty Centre, Portland, OR 97232	LNW	100%	OR

PTLII	P.T. Liberty International (Indonesia)	In liquidation	LIAPHI	99.99%	Indonesia

PIIC*	Peerless Indemnity Insurance Company	3333 Warrenville Road, Lisle, IL 60532	LUSA	100%	IL

PIC	Peerless Insurance Company	62 Maple Avenue, Keene, NH 03431	LIHUSP&C	100%	NH

SDIC	San Diego Insurance Company	525 B Street, San Diego, CA 92101	GEIC	100%	CA

CAVSC	Seguros Caracas de Liberty Mutual S.A.	Torre Seguros Caracas, Nivel C-4,Centro Comercial Parque Canaima,Avenida Francisco de Miranda, Los Palos Grandes, Caracas, 1060 Venezuela	LATIN	99.11%	Venezuela

SAII	State Agency, Inc. (Indiana)	350 E. 96th Street, Indianapolis, IN 46240	LUSA	100%	IN

SAWI	State Agency, Inc. (Wisconsin)	350 E. 96th Street, Indianapolis, IN 46240	LUSA	100%	WI

SIG	Stuart Insurance Group Ltd.	73 Front Street, Hamilton HM11, Bermuda	LMHBL	19.50%	Bermuda

SJICL	St. James Insurance Company Ltd.	73 Front St, 3rd Floor, Hamilton HM11, Bermuda	LMGI	100%	Bermuda

SCI	Summit Consulting, Inc.	2310 A-Z Park Road, Lakeland, FL 33801	LCS	100%	FL

SCIL	Summit Consulting, Inc. of Louisiana	2310 A-Z Park Road, Lakeland, FL 33801	SCI	100%	LA

SHS	Summit Holding Southeast, Inc.	2310 A-Z Park Road, Lakeland, FL 33801	LMIC	100%	FL

TEILLC	Tara Energy Investments, LLC	175 Berkeley Street, Boston, MA 02117	LEHLLC	100%	DE

FIRST	The First Liberty Insurance Corporation	175 Berkeley Street, Boston, MA 02117	LMIC	100%	IA

MWIC	The Midwestern Indemnity Company	6281 Tri-Ridge Blvd., Loveland, OH 45140	PIIC	100%	OH

TNC	The National Corporation	350 East 96th Street, Indianapolis, IN 46240	LUSA	100%	IN

TNIC	The Netherlands Insurance Company	62 Maple Avenue, Keene, NH 03431	LIHUSP&C	100%	NH

TKCL	Tun Kaokali Company, Ltd	87/1 Capitol Tower, All Seasons Place, 18th Floor, Wireless Road, Khwaeng Lumpini, Khet Pathumwan, Bangkok, Thailand	KTCL	99.99%	Thailand

UEI	US Employers Insurance Company, Inc.	Cayman National Insurance Managers Ltd., Harbour Place, 103 South Church Street, PO Box 2171GT,Grand Cayman, Cayman Islands, BWI	BEIC	100%	Cayman

WB	Wausau (Bermuda Ltd.)	73 Front Street, Hamilton HM11, Bermuda	LMCH	100%	Bermuda

WBIC	Wausau Business Insurance Company	2000 Westwood Drive, Wausau, WI 54401	WSC	100%	WI

WGIC	Wausau General Insurance Company	2000 Westwood Drive, Wausau, WI 54401	WSC	100%	WI

WICUK	Wausau Insurance Co. (U.K.) Limited	2000 Westwood Drive, Wausau, WI 54401	LMIC	100%	UK

WSC	Wausau Service Corporation	2000 Westwood Drive, Wausau, WI 54401	LMIC	100%	WI

WUIC	Wausau Underwriters Insurance Company	2000 Westwood Drive, Wausau, WI 54401	WSC	100%	WI

WHS	Workwell Health & Safety, Inc.	175 Berkeley Street, Boston, MA 02117	LMIC	100%	MI

WSA	Wausau Signature Agency Inc.	2000 Westwood Drive, Wausau, WI 54401	WSC	100%	WI

	fka Companies Agency, Inc.

*  Controlled by virtue of a majority of its board of directors consisting of employees of Liberty Mutual Insurance Company.

ITEM 30 - INDEMNIFICATION

Article XV of Liberty Life Assurance Company of Boston’s By-Law provides: “The company shall, except as hereinafter provided, indemnify and reimburse each director, former director, officer and former officer, and his heirs and legal representatives, for and against all loss, liability and expense, whether heretofore or hereafter imposed upon or incurred by him in connection with any pending or future action, suit, proceeding or claim in which he may be involved, or with which he may be threatened, by reason of any alleged act or omission as a director or an officer of the company. Such loss, liability and expense shall include, but not be limited to, judgments, court costs, attorneys’ fees and the cost of reasonable settlements. Such indemnification and reimbursement shall not cover (a) judgments, expenses or liabilities, rendered, imposed or incurred in connection with any item or matter as to which such director or officer shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his action was in the best interests of the company; or

(b) loss, liability or expense imposed or incurred in connection with any item or matter which shall be settled without final adjudication unless such settlement shall have been approved as in the best interests of the company (1) by vote of the board at a meeting in which no director participates against whom as such director any suit or proceeding on the same or similar grounds is then pending or threatened or (2) by vote of the stockholders. The foregoing rights of indemnification and reimbursement shall be in addition to any rights to which any director, former director, officer or former officer, and the heirs and legal representatives of each, may otherwise be entitled as a matter of law.”

“Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Section 12.2 of the Operating Agreement for Liberty Life Distributors LLC (together with any successor company, the “Company”) states: “Indemnification. (a) The Managers shall be fully indemnified, defended and held harmless, absolutely, irrevocably and forever, by the Company from and against any and all claims, demands, liabilities, costs, damages and causes of action, of any nature whatsoever, arising out of or incidental to the Manager’s management of the Company affairs, except where the claim at issue is based upon the fraud, gross negligence or willful misconduct of a Manager, or the breach by a Manager of any provision of this Agreement, the result of which is adverse to the Company or to any Manager. (b) The indemnification provided by Subsection 12.2 (a) shall be made solely and entirely from assets of the Company, and no Member [i.e., a person that owns a membership interest in the Company] shall be personally liable to the indemnitee in connection therewith. (c) In any proceeding brought by or in the right of the Company or brought by or on behalf of Members, there shall not be any damages assessed against a Manager or a Member arising out of any transaction, occurrence or course of conduct. The aforesaid elimination of liability of a Manager or a Member shall not be applicable if the Manager or Member engaged in fraud, gross negligence, willful misconduct or the breach of any provision of this Agreement.”

ITEM 31 - PRINCIPAL UNDERWRITER

(a) Other Activity. Not applicable

(b) Management. The following information is provided with respect to the officers and directors of Liberty Life Distributors LLC

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH UNDERWRITER
J. Paul Condrin, III	Chairman of the Board of Managers

Stephen M. Batza	Manager

Margaret Dillon	Manager and Treasurer

William J. O’Connell	Manager and Assistant Secretary

Steven M. Sentler	Manager

John T. Treece	Manager and President

Laurance H. S. Yahia	Assistant Treasurer

Dexter R. Legg	Secretary

Anne G. Delaney	Vice President — Administration

Gary J. Ostrow	Vice President

William. J. Dauksewicz	Chief Compliance Officer

Diane S. Bainton	Assistant Secretary

James R. Pugh	Assistant Secretary

Lee W. Rabkin	Assistant Secretary

The principal business address of Mr. Treece is 100 Liberty Way, Dover, New Hampshire 03820-5808. The principal business address of the remaining officers and managers is 175 Berkeley Street, Boston, Massachusetts 02117.

(c) Compensation from the Registrant. The following table shows all commissions and other compensation received by Liberty Life Distributors LLC, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

	(2)
(1)	NET UNDERWRITING	(3)	(4)
NAME OF PRINCIPAL	DISCOUNTS AND	COMPENSATION ON	BROKERAGE	(5)
UNDERWRITER	COMMISSIONS	REDEMPTION	COMMISSIONS	OTHER COMPENSATION

Liberty Life Distributors LLC

2005	$0	$0	$488,526	$0

2004	$0	$0	$429,116	$0

2003	$0	$0	$429,102	$0

Liberty Life Distributors LLC pays out all commissions received to the selling broker-dealers.

ITEM 32 - LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained by Liberty Life Assurance Company of Boston at 100 Liberty Way, Dover, New Hampshire 03820 or at 175 Berkeley Street, Boston, Massachusetts 02116.

ITEM 33 - MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 34 - FEE REPRESENTATION

Liberty Life Assurance Company of Boston hereby represents that the fees and charges deducted under the Modified Single Payment Variable Universal Life Insurance Contracts hereby registered by this Registration Statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Liberty Life Assurance Company of Boston.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 27th day of April, 2006.

By:	LLAC Variable Account
Registrant

By:	/s/ William J. O’Connell
William J. O’Connell
General Counsel and Assistant Secretary

By:	Liberty Life Assurance Company of Boston
Depositor

By:	/s/ William J. O’Connell
William J. O’Connell
General Counsel and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 27, 2006.

/s/ Edmund F. Kelly*
Edmund F. Kelly
President, Chief Executive Officer and Chairman of the Board

/s/ J. Paul Condrin*
J. Paul Condrin, III
Director and Vice President

/s/ Dennis J. Langwell*
Dennis J. Langwell
Director and Vice President

/s/ A. Alexander Fontanes*
A. Alexander Fontanes
Director and Vice President

/s/ Christopher C. Mansfield*
Christopher C. Mansfield
Director

/s/ Jean M. Scarrow*
Jean M. Scarrow
Director and Chief Operating Officer - Group

/s/ Stephen M. Batza*
Stephen M. Batza
Director and Chief Operating Officer - Individual

/s/ Laurance H. S. Yahia*
Laurance H. S. Yahia
Treasurer

*By:	/s/ William J. O’Connell

              William J. O’Connell

              General Counsel and Assistant Secretary

              Attorney-in-fact

              Pursuant to Power of Attorney

*William J. O’Connell has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 18 of this Registration Statement.

EXHIBIT INDEX

5	(a) Specimen Application

7	(b) Automatic YRT Reinsurance Agreement between Liberty Life Assurance Company of Boston and Swiss Re Life and Health America Inc.

12	(a) Opinion of Richard Lassow, FSA, MAAA

13	(a) Illustration Sample Calculation

14	(a) Consent of Independent Registered Public Accounting Firm

17	(a) Liberty Life Assurance Company of Boston Variable Universal Life Insurance Procedures Memorandum